As filed with the Securities and Exchange Commission on May 21, 2003
                                                 Securities Act File No. 2-29502

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.___

                           Post-Effective Amendment No. ___


                        (Check appropriate box or boxes)



                           JOHN HANCOCK CAPITAL SERIES
                           ---------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (617) 375-1702
                                 --------------
                        (Area Code and Telephone Number)

             101 Huntington Avenue, Boston, Massachusetts 02199-7603
             -------------------------------------------------------
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                              Susan S. Newton, Esq.
                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                                Boston, MA 02199
                                ----------------
                     (Name and address of agent for service)


Title of Securities Being Registered: Shares of beneficial interest of John Hancock Capital Series.

Approximate Date of Proposed Public Offering: As soon as practicable after the effectiveness of the registration statement.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. This Registration Statement relates to shares previously registered on Form N-1A (File Nos. 2-29502 and 811-1677).

It is proposed that this filing will become effective on June 23, 2003.

                                M.S.B. Fund, Inc.
                                 200 Park Avenue
                               New York, NY 10166

June 27, 2003

Dear Fellow Shareholder:

I am writing to ask for your vote on an important matter that will affect your investment in M.S.B. Fund.

As you will read in the enclosed proxy statement, John Hancock Funds intends to acquire the assets of M.S.B. Fund. John Hancock Funds is a premier investment management company, managing $25.6 billion in open-end funds, closed-end funds, private accounts, variable annuities and retirement plans for individual and institutional investors as of March 31, 2003. The firm is a wholly owned subsidiary of John Hancock Financial Services, Inc.

If the reorganization of your Fund into a John Hancock fund is approved by our shareholders, Shay Assets Management will be retained as sub-adviser to the John Hancock fund and John McCabe and Mark Trautman will continue to manage the John Hancock fund in the same manner they manage your Fund today. As part of the John Hancock Funds family, you will also enjoy the benefits of being part of a broadly diversified fund group. These benefits include having the right to exchange fund shares into any of John Hancock's other funds without a sales charge and, in a broader context, having access to all John Hancock Funds' shareholder services. By combining forces with John Hancock Funds, we also hope to see the assets in the reorganized fund increase significantly. With additional assets under management, there is the potential to reach economies of scale which could lower expenses for all shareholders and would enhance the ability of your portfolio managers to continue to manage the fund at the level for which M.S.B. Fund is known.

It is important to note that this transaction will not result in any immediate increase in fund expenses. John Hancock Funds has agreed to cap fund expenses at 1.38% for the next two years, the same level they were for our 2002 fiscal year. In addition, current shareholders of M.S.B. Fund will be able to purchase additional shares of the new John Hancock Large Cap Select Fund without incurring a sales charge.

After careful consideration, your Fund's Board of Directors has unanimously agreed to the reorganization of the assets of M.S.B. Fund into a John Hancock fund. The enclosed proxy statement contains further explanation and important details of the reorganization, which I strongly encourage you to read before voting. If approved by the shareholders, the reorganization is scheduled to take place at the close of business on August 22, 2003.

Your vote makes a difference, no matter what the size of your investment. Please review the enclosed proxy materials and complete, sign and return the enclosed proxy ballot to us immediately. Your prompt response will help us avoid the need for additional mailings. For your convenience, we have provided a postage-paid envelope.

If you have any questions or need additional informational, please contact a John Hancock Funds Customer Service Representative at 1-800-225-5291 between 8:00A.M. and 8:00P.M. Eastern Time. I thank you for your prompt vote on this matter.

Best Regards,


/s/Joseph R. Ficalora
---------------------
Joseph R. Ficalora
President

                                                                   Draft 5/19/03


M.S.B. FUND, INC.
200 Park Avenue
New York, NY 10166

NOTICE OF MEETING OF SHAREHOLDERS
SCHEDULED FOR AUGUST 20, 2003

This is the formal agenda for your fund's shareholder meeting (the "Meeting"). It tells you what matters will be voted on and the time and place of the Meeting, in case you want to attend in person.

To the shareholders of M.S.B. Fund, Inc. ("MSB Fund" or "your fund"):

A shareholder Meeting for your fund will be held at the offices of Hale and Dorr LLP, 300 Park Avenue, New York, N.Y. 10022, on Wednesday, August 20, 2003 at 11:00 a.m., Eastern time, to consider the following:

1. A proposal to approve an Agreement and Plan of Reorganization (the "Agreement") between your fund and John Hancock Large Cap Select Fund (the "John Hancock Fund"), which involves the sale of substantially all of the assets of your fund, the cessation of your fund's business as an investment company and the dissolution of your fund. These matters are referred to collectively as the "Proposal." Under the Agreement, your fund will transfer all of its assets, with limited exceptions, to the John Hancock Fund in exchange for Class A shares of the John Hancock Fund, a newly-created fund with substantially similar investment objectives and policies as your fund. Class A shares of the John Hancock Fund will be distributed to your fund's shareholders in proportion to their holdings on the date of the reorganization. The John Hancock Fund also will assume your fund's liabilities that are included in the calculation of your fund's net assets at the closing and liabilities with respect to your fund's investment operations that are not required by generally accepted accounting principles to be included in the calculation of net asset value. Your fund's current investment adviser will act as subadviser to the John Hancock Fund. The reorganization described above will involve the sale of substantially all of the assets of your fund, and as a result of the reorganization your fund will cease its business as an investment company. Following the consummation of the reorganization, your fund will dissolve and you will be a shareholder of the John Hancock Fund. Your board of directors recommends that you vote FOR the Proposal.

2. Any other business that may properly come before the Meeting.

Shareholders of record as of the close of business on June 23, 2003 are entitled to vote at the Meeting and any related follow-up meetings.

You have the ability to exercise dissenter's rights under New York Business Corporation Law. See "Information Concerning the Meeting - Dissenter's Rights" in the accompanying Proxy Statement/Prospectus for a more complete description of the rights of dissenting shareholders. Whether or not you expect to attend the Meeting, please complete and return the enclosed proxy card. If shareholders do not return their proxies in sufficient numbers, the fund may be required to make additional solicitations.



                                    By order of the Board of Directors,


                                    [                ]
                                    Secretary


June 27, 2003

PROXY STATEMENT OF
M.S.B. FUND, INC.
200 Park Avenue
New York, NY 10166
1-800-661-3938

PROSPECTUS FOR CLASS A SHARES OF
JOHN HANCOCK LARGE CAP SELECT FUND
(a series of John Hancock Capital Series)
101 Huntington Avenue
Boston, MA 02199
1-800-225-5291

This proxy statement and prospectus contains the information you should know before voting on the proposed reorganization of M.S.B. Fund, Inc. ("MSB Fund" or "your fund") into John Hancock Large Cap Select Fund (the "John Hancock Fund"), an open-end management investment company and the other matters included in the Proposal. Please read it carefully and retain it for future reference.

How the Reorganization Will Work

o Your fund will transfer all of its assets, other than certain rights under contracts with services providers and insurance policies ("Excluded Assets"), to the John Hancock Fund. The John Hancock Fund will assume your fund's liabilities that are included in the calculation of your fund's net asset value at the closing and liabilities with respect to your fund's investment operations that are not required by generally accepted accounting principles to be included in the calculation of net asset value and are consistent with liabilities incurred by registered management investment companies in the ordinary course of their businesses (i.e., not including any extraordinary obligations, including, but not limited to legal proceedings, shareholder claims and distribution payments).

o The John Hancock Fund will issue Class A shares to your fund with an aggregate net asset value equal to your fund's net assets. Class A shares of the John Hancock Fund will be distributed to your fund's shareholders in proportion to their holdings on the reorganization date. As of the close of the reorganization, you will hold the same number of shares of the John Hancock Fund as you held in your fund immediately before the reorganization and the aggregate net asset value of such shares will be the same as the net asset value of your shares of your fund on the reorganization date.

o Your fund will be liquidated and you will become a shareholder of the John Hancock Fund.

o John Hancock Advisers, LLC ("JHA") will act as investment adviser to the John Hancock Fund. Your fund's current investment adviser, Shay Assets Management, Inc. ("SAMI"), will act as subadviser to the John Hancock Fund. JHA has agreed to limit the John Hancock Fund's total operating expenses for Class A shares for two years to 1.38% of average daily net assets.

o The Class A Shares of the John Hancock Fund you receive in the reorganization will not be subject to any sales charge. If you own shares in your own name as of the closing of the reorganization (for example, not in the name of a broker), you may purchase additional Class A shares of the John Hancock Fund in that same account in the future without paying any sales charge. Except as described above, Class A shares of the John Hancock Fund are subject to a front-end sales charge of up to 5.00%. The Class A Shares of the John Hancock Fund also are subject to 12b-1 fees.

o The reorganization is not intended to result in income, gain or loss for federal income tax purposes and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to the John Hancock Fund.

o As a result of the reorganization, your fund will cease its business as an investment company, and will be dissolved.

An investment in the John Hancock Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Shares of the John Hancock Fund have not been approved or disapproved by the Securities and Exchange Commission. The Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Why Your Fund's Directors are Recommending the Reorganization

The directors of your fund believe that reorganizing your fund into an investment company with substantially similar investment policies that is part of the John Hancock family of funds and is subadvised by SAMI offers you potential benefits. These potential benefits include:

o Potential to attract additional assets, which may reduce per share operating expenses in the long term;
o Continuity of portfolio management, since SAMI will be subadviser to the John Hancock Fund;
o JHA's experience and resources in managing mutual funds;
o JHA's commitment for two years following the reorganization to limit the total operating expenses of Class A shares of the John Hancock Fund; and
o The exchange privileges offered to shareholders of the John Hancock Fund as well as the waiver of sales charges on additional purchases of Class A shares of the John Hancock Fund.

Therefore, your fund's directors recommend that you vote FOR the reorganization.



===================================================================================================================================
Where to Get More Information
===================================================================================================================================

Your fund's prospectus dated May 1, 2003.                   Available to you free of charge by calling 1-800-661-3938.  This prospectus, which is also on file with the Securities and Exchange
                                                            Commission ("SEC"), is incorporated by reference into this proxy statement and prospectus.
===================================================================================================================================

The John Hancock Fund's prospectus dated June 23, 2003.     In the same envelope as this proxy statement and prospectus. This prospectus, which is also on file with the SEC, is incorporated by reference into this proxy statement and prospectus.
===================================================================================================================================

Your fund's annual report to shareholders for the year      Available to you free of charge by calling 1-800-661-3938.  Also on
2002.                                                       file with the SEC.  See "Available Information."  These reports are incorporated by reference into this proxy statement and prospectus.
===================================================================================================================================

A statement of additional information (the "SAI") dated     Available to you free of charge by calling 1-800-_______. Also on
June 23, 2003. It contains additional information about     file with the SEC. This statement of additional information is
your fund and the John Hancock Fund.                        incorporated by reference into this proxy statement and prospectus.
===================================================================================================================================

To ask questions about this proxy statement and             Call your fund's toll-free telephone number: 1-800-661-3938.
prospectus.
===================================================================================================================================

                               The date of this proxy statement and prospectus is June 27, 2003.




TABLE OF CONTENTS
===============================================================================================
                                                                                          Page
===============================================================================================
INTRODUCTION
===============================================================================================
SUMMARY
===============================================================================================
PROPOSAL TO APPROVE AGREEMENT AND PLAN OF REORGANIZATION, THE SALE OF SUBSTANTIALLY ALL
OF THE ASSETS OF MSB FUND, THE CESSATION OF ITS BUSINESS AS AN INVESTMENT COMPANY AND
THE DISSOLUTION OF THE FUND
===============================================================================================
CAPITALIZATION
===============================================================================================
BOARDS' EVALUATION AND RECOMMENDATION
===============================================================================================
VOTING RIGHTS AND REQUIRED VOTE
===============================================================================================
ADDITIONAL INFORMATION ABOUT JOHN HANCOCK LARGE CAP SELECT FUND
===============================================================================================
MATERIAL PROVISIONS OF THE MANAGEMENT CONTRACTS AND THE SUB-INVESTMENT MANAGEMENT
CONTRACT
===============================================================================================
JOHN HANCOCK LARGE CAP SELECT FUND CLASS A RULE 12B-1 PLAN
===============================================================================================
COMPARISON OF NEW YORK CORPORATION AND MASSACHUSETTS BUSINESS TRUST
===============================================================================================
FINANCIAL HIGHLIGHTS
===============================================================================================


                                       3



===============================================================================================
INFORMATION CONCERNING THE MEETING
===============================================================================================
OWNERSHIP OF SHARES OF THE FUNDS
===============================================================================================
EXPERTS
===============================================================================================
AVAILABLE INFORMATION
===============================================================================================
EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION                                           A-1
===============================================================================================
EXHIBIT B - PROSPECTUS OF JOHN HANCOCK LARGE CAP SELECT FUND,
DATED JUNE 23, 2003
===============================================================================================
APPENDIX A - SUMMARY of Section 623 of the New York Business Corporation Law
===============================================================================================

INTRODUCTION

This proxy statement and prospectus is being used by your fund's board of directors to solicit proxies to be voted at a special meeting (the "Meeting") of your fund's shareholders. This Meeting will be held at the offices of Hale and Dorr LLP, 300 Park Avenue, New York, N.Y. 10022, on Wednesday, August 20, 2003 at 11:00 a.m., Eastern time. The purpose of the Meeting is to consider a proposal to approve an Agreement and Plan of Reorganization (the "Agreement") providing for the reorganization of your fund into the John Hancock Fund (a newly created mutual fund that is not yet operational), which involves the sale of substantially all of the assets of your fund, the cessation of your fund's business as an investment company and the dissolution of your fund. These matters are referred to collectively as the "Proposal." You should understand that if you vote in favor of the Proposal, you are approving a reorganization of your fund into a class of shares subject to Rule 12b-1 fees. Although the effect of the Rule 12b-1 fee on the John Hancock Fund's total expenses could be partially offset by the expense limitation, the aggregate management and Rule
12b-1 fees paid by the John Hancock Fund are higher than the management fee paid by your fund.

This proxy statement and prospectus is being mailed to your fund's shareholders on or about June 27, 2003.

Who is Eligible to Vote?

Shareholders of record on June 23, 2003 are entitled to attend and vote at the Meeting or any adjournment of the Meeting. Each share is entitled to one vote.
Shares represented by properly executed proxies, unless revoked before or at the Meeting, will be voted according to shareholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Proposal. If any other business comes before the Meeting, your shares will be voted at the discretion of the persons named as proxies.

SUMMARY

The following is a summary of more complete information appearing later in this proxy statement and prospectus or incorporated herein. You should read carefully the entire proxy statement, including the Agreement attached as Exhibit A, because they contain details that are not in the summary.



Comparison of MSB Fund to the John Hancock Fund
====================================================================================================================================
                          MSB Fund                                         John Hancock Fund
====================================================================================================================================
Business                  A diversified, open-end investment management    A newly organized diversified series of John Hancock
                          company organized as a New York corporation.     Capital Series, an open-end investment management
                                                                           company organized as a Massachusetts business trust.
====================================================================================================================================
Net assets as of          $46.2 million                                    None.  The John Hancock Fund is newly organized and
March 31, 2003                                                             does not expect to commence investment operations
                                                                           until after the reorganization occurs.
====================================================================================================================================
Investment advisers and   Investment adviser:                              Investment adviser
portfolio managers        Shay Assets Management, Inc. (as defined above,  John Hancock Advisers, LLC (as defined above, "JHA")
                          "SAMI")
                                                                           Investment subadviser:
                          Portfolio Managers:                              Shay Assets Management, Inc. (as defined above,
                          John J. McCabe, Sr. Vice President of SAMI       "SAMI")
                          (portfolio manager  since 1991)
                          Mark F. Trautman, Vice President of SAMI         Portfolio Managers:
                          (portfolio manager since 1993)                   John J. McCabe, Sr. Vice President of SAMI
                                                                           (portfolio manager since 1991)
                                                                           Mark F. Trautman, Vice President of SAMI
                                                                           (portfolio manager since 1993)
====================================================================================================================================
Investment objectives     Each fund seeks long-term growth of capital.

                          Each fund's investment objective is non-fundamental
                          and can be changed without shareholder approval.
====================================================================================================================================


                                       4




====================================================================================================================================
                          MSB Fund                                         John Hancock Fund
====================================================================================================================================
Primary investments       Primarily in equity securities of                 At least 80% of its assets in equity securities of
                          large-capitalization companies (i.e., companies   large-capitalization companies (i.e., companies with
                          with a market capitalization in excess of $5      a market capitalization in excess of $5 billion).
                          billion).

                          The fund may invest up to 25% of its assets in equity
                          securities of smaller companies.
====================================================================================================================================
Investment                Strategies SAMI's investment strategy is to identify U.S.-based companies whose growth, cash flow, earnings and dividend prospects are promising and whose securities are reasonably priced and have the potential for capital appreciation. It has applied this strategy to your fund and will continue to do so when managing the John Hancock Fund.

                          In managing the funds' portfolios, SAMI looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company's growth and earnings, SAMI considers, among other things, the company's historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share.

                          In attempting to determine reasonable price levels for a company's securities, SAMI utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company's price-to-earnings ratio.

                          The equity securities in which the funds invest consist primarily of common stocks of large-capitalization companies.
====================================================================================================================================
Temporary defensive       Each fund may invest up to 100% of its assets temporarily in non-equity securities, such as investment
strategies                grade corporate bonds, commercial paper and government securities.
====================================================================================================================================
Diversification           Each fund is diversified for the purpose of the Investment Company Act of 1940 (the "Investment
                          Company Act"), and each fund is subject to diversification requirements under the Internal
                          Revenue Code of 1986 (the "Code").
====================================================================================================================================
Industry Concentration    Each fund may not invest more than 25% of its assets in any one industry. For the John
                          Hancock Fund, this limitation does not apply to investment in obligations of the U.S. government of any of its agencies, instrumentalities or authorities, and the limitation is applied at market value at the time of such investment.
====================================================================================================================================
Restricted and Illiquid   The fund may not invest in securities whose The fund may not invest more than 15% of its net
Securities                sale by the fund would be restricted under the assets in securities which are illiquid.
                          Securities Act of 1933, and may not invest more than 10% of its total assets in securities that are otherwise restricted as to disposition.
====================================================================================================================================
Borrowing                 The fund may not borrow money except for          Although it has no intention to do so other than for
                          temporary administrative or liquidity (not for    temporary purposes, the fund may borrow money to the
                          leveraging) purposes, and then only from banks    extent permitted under the 1940 Act.
                          up to an amount not in excess of 5% of the value
                          of total assets at the time of the loan,
                          repayable in not more than 60 days.
====================================================================================================================================

====================================================================================================================================
Other investment          As described above, the funds have substantially similar principal investment strategies and policies.
policies and              Certain of the non-principal investment policies and restrictions are different.  For example, the John
restrictions              Hancock Fund is permitted to engage in securities lending, which is a technique for generating extra income in which your fund does not engage. For a more complete discussion of each fund's other investment policies and fundamental and non-fundamental investment restrictions, see the SAI.

====================================================================================================================================
Sales charges             Shares are offered with no sales charges.         The Class A Shares of the John Hancock Fund you
                                                                            receive in the reorganization will not be subject to
                                                                            any sales charge.  Moreover, if you own shares in
                                                                            your own name as of the closing of the reorganization
                                                                            (for example, not in the name of a broker), you may
                                                                            purchase additional Class A shares of the John
                                                                            Hancock Fund in the future without paying any sales
                                                                            charge.

                                                                            Except as  described  above, Class A  shares of the John
                                                                            Hancock Fund are subject to a front-end sales charge of
                                                                            up to 5.00%.  The John Hancock Fund also offers several
                                                                            other classes of shares which are  subject to  different
                                                                            sales charges  and 12b-1  fees,  as well as a class of
                                                                            shares  for institutional  investors  without any sales
                                                                            charges or 12b-1 fees.

====================================================================================================================================


                                       5



====================================================================================================================================
                          MSB Fund                                         John Hancock Fund
====================================================================================================================================
Management and            Your fund pays an advisory fee on an annual      The John Hancock Fund will pay JHA a management fee
administration fees,      basis equal to 0.75% of the first $100 million,  equal to 0.75% annually of average daily net assets.
distribution and          and 0.50% over $100 million, of average daily    JHA pays the fee of SAMI as the subadviser to the
service (12b-1) fee and   net assets. In addition, your fund pays a        John Hancock Fund. In addition, the John Hancock
overall expenses          separate administration and transfer agent fee.  Fund pays a separate transfer agent fee and other fees.

                          Shares of your fund are not subject to a 12b-1   Class A shares are subject to a 12b-1 fee equal to 0.25%
                          fee.                                             annually of average daily net assets.

                          SAMI has contractually agreed to limit certain
                          of your fund's ordinary operating expenses (not  For a period of two years following the
                          including outside legal fees, independent        reorganization, JHA has agreed to limit the John
                          accountants' fees, or directors' fees) to 1.10%  Hancock Fund's ordinary operating expenses per Class
                          of average daily net assets. During the year     A share to 1.38% of average daily net assets.
                          ended December 31, 2002, the fund's total
                          operating expenses after this limitation were
                          equal to 1.38% of average daily net assets.

====================================================================================================================================
Buying shares             You may buy shares directly through the fund's    Subject to sales charges except as noted above (see
                          transfer agent or other financial                 "sales charges"), you may buy shares through your
                          intermediaries as described in detail in your     financial representative or directly through the fund's
                          prospectus.                                       fund's transfer agent as described in detail in the
                                                                            John Hancock Fund's prospectus.
====================================================================================================================================
Exchange privilege        Not applicable.                                   You may exchange shares of the John Hancock Fund
                                                                            without incurring an exchange fee with the more than
                                                                            30 other funds in the John Hancock fund family.  An
                                                                            exchange generally is treated as a sale and a new
                                                                            purchase of shares for federal income tax purposes.
====================================================================================================================================
Redemption Procedures     Shares of your fund are redeemed at their net     Class A shares of the John Hancock Fund are redeemed
                          asset value per share next determined after       at their net asset value per share next determined
                          receipt by the fund of the request for            after receipt by the fund of the request for
                          redemption and all other necessary                redemption and all other necessary documentation in
                          documentation in good order, as described in      good order, as described in detail in the John
                          detail in your fund's prospectus.                 Hancock Fund's prospectus.

====================================================================================================================================

Comparison of Principal Risks of Investing in the Funds

Because each fund has the same portfolio management team and substantially similar investment objectives, policies and strategies, the funds are subject to the same principal risks:

The management strategy of both funds has a significant influence on fund performance. SAMI's investment strategy is to invest in a diversified portfolio of equity securities, consisting primarily of securities of U.S.-based companies whose growth, cash flow, earnings and dividend prospects are promising and whose securities are reasonably priced and have the potential for capital appreciation. Stocks in the portfolio of either fund may not increase their earnings at the rate anticipated by fund management and the strategies employed by the fund may not match the performance of other strategies at different times or under different market or economic conditions.

In addition, large capitalization stocks as a group could fall out of favor with the market, causing either fund to underperform investments that focus on small or medium capitalization stocks.

The value of an investment in either fund will fluctuate in response to stock market movements or in the particular securities or types of securities held by the fund. To the extent that either fund makes investments with additional risks, these risks could increase volatility or reduce performance:

     o To the extent either fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

     o To the extent that your fund invests in securities of smaller companies
       (i.e., companies with market capitalization of less than $5 billion), these companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities may be less liquid than securities of larger companies.

Investments in the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in either fund.


                                       6



Other Consequences of the Reorganization

Your fund pays monthly management fees and the John Hancock fund pays daily management fees as well as Rule 12b-1 fees, equal to the following annual percentages of average daily net assets:



-----------------------------------------------------------------------------------------------------------------------
                                                                                            John Hancock Fund
                           MSB Fund                            John Hancock Fund    Combined Management Fee and Class
                        Management Fee                          Management Fee               A Rule 12b-1 Fee
-----------------------------------------------------------------------------------------------------------------------

0.75% -- for average daily net assets up to $100 million             0.75%                        1.00%
0.50% -- for average daily net assets over $100 million
-----------------------------------------------------------------------------------------------------------------------

The annual management fee rate payable by the John Hancock Fund (without giving effect to expense limitations) is the same as the rate paid by your fund at its current asset level. In addition to the advisory fee, your fund pays an administration fee and a transfer agent fee that vary with the size of the fund and were 0.10% and 0.07%, respectively, of average daily net assets during the fund's most recent fiscal year. JHA and its affiliates will provide these services (either under its investment management agreement or under separate agreements) for approximately 0.03% and 0.23%, respectively, of average daily net assets. JHA will pay SAMI its subadvisory fee. If you vote in favor of the reorganization, you are approving a reorganization into a class of shares subject to a Rule 12b-1 fee. This fee is equal to 0.25% of the average daily net assets attributable to Class A shares and therefore, when combined with the John Hancock Fund's management fee, is higher than your fund's management fee (as shown in the table above).

For its most recent fiscal year, your fund's operating expenses were 1.48% of average daily net assets (before waiver of fees or reimbursement of expenses). SAMI has contractually agreed to limit certain of your fund's ordinary operating expenses, including advisory, administration, custodian and federal and state registration fees, to 1.10% of average daily net assets. This limitation does not, however, apply to certain fees of the fund's outside legal counsel, independent accountants' fees, and directors' fees. After applying this limitation, your fund's net operating expenses were 1.38% of average daily net assets for the most recent fiscal year. With regard to the John Hancock Fund, JHA has agreed to waive, until the second anniversary of the closing of the reorganization, all or a portion of its management fee or reimburse the John Hancock Fund to limit the fund's annual ordinary operating expenses (other than taxes, interest and extraordinary expenses) attributable to Class A Shares to 1.38% of average daily net assets. You will benefit from a lower expense ratio if the John Hancock Fund's actual operating expenses are less than 1.38% of average daily net assets due to greater operating efficiencies or economies of scale.

Performance information for the John Hancock Fund is not presented because the fund has not yet commenced operations. As accounting successor to your fund, the John Hancock Fund will assume your fund's historical performance record after the reorganization.

Set forth below is performance information for your fund. The following performance information indicates some of the risks of investing in your fund. The bar chart shows how your fund's total return has varied from year to year. The table shows your fund's average annual total return (before and after taxes) over time compared with a broad-based securities market index. Past performance before and after taxes does not indicate future results.

                          Calendar Year Total Returns*

20.64   -1.08   24.97   21.16   28.88   31.45    5.79    5.68   -3.73   -15.68

1993     1994   1995    1996     1997   1998     1999    2000    2001    2002

Your fund's year-to-date return as of March 31, 2003 was - 6.75%.

*During the period shown in the bar chart, your fund's highest quarterly return was 22.56% for the quarter ended December 31, 1998 and the lowest quarterly return was - 12.82% for the quarter ended September 30, 2002.

Average Annual Total Returns as of December 31, 2002

                                            1 Year        5 Years     10 Years
                                            ------        -------     --------
MSB Fund
 Return Before Taxes                        -15.08%        3.74%       10.77%
 Return After Taxes on Distributions (1)    -16.47%        2.17%        7.69%
 Return After Taxes on Distributions and    -9.26%         2.94%        7.83%
  Sale of Fund Shares (1)
S&P 500 Index (2)                          -22.09%        -0.58%        9.34%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2) The S&P 500 Index is the Standard & Poor's Composite Index of 500 Stocks, which is a commonly recognized unmanaged price index of 500 widely held common stocks. Unlike the fund's returns, index returns do not reflect any fees, expenses or taxes.

The Funds' Fees and Expenses

Shareholders of both funds pay various fees and expenses, either directly or indirectly. The table below discusses the fees and expenses that you would pay if you were to buy and hold shares of each fund. The expenses in the table appearing below are based on (i) for your fund, the expenses of your fund for its fiscal year ended December 31, 2002 and (ii) for the John Hancock Fund, the estimated annual expenses of the John Hancock Fund Class A shares for the first two years of operations. The John Hancock Fund's actual expenses may be greater or less.



================================================================================================================
                                                                                                 John Hancock
                                                                                       MSB           Fund
Shareholder transaction fees (paid directly from your investment)                      Fund        Class A
================================================================================================================
Maximum sales charge (load) imposed on purchases (as a % of purchase price)            none        5.00%(1)
================================================================================================================
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever       none        None (2)
is less
================================================================================================================
Redemption fee                                                                         none          none
================================================================================================================
Exchange fee as a % of amount exchanged                                                n/a           none
================================================================================================================
Annual fund operating expenses (deducted from fund assets)                             MSB       John Hancock
(as a % of average net assets)                                                         Fund          Fund
                                                                                                   Class A
================================================================================================================
Management fee                                                                        0.75%         0.75%
================================================================================================================
Distribution and service (12b-1) fee                                                   none         0.25%
================================================================================================================
Other expenses                                                                        0.73%         0.38%
================================================================================================================
Total annual fund operating expenses                                                  1.48%         1.38%
================================================================================================================
Expense reduction (3)                                                                (0.10)%          -
================================================================================================================
Net annual fund operating expenses                                                    1.38%         1.38%
================================================================================================================

(1) As described above, this sales charge does not apply to shares received in the reorganization or any subsequent purchases of the John Hancock Fund Class A shares by shareholders of your fund who become shareholders of record of the John Hancock Fund through the reorganization.

(2) Except for investments of $1 million or more redeemed within one year.

(3) As described above, MSB Fund is subject to an expense limitation for certain of its ordinary operating expenses. This expense limitation for MSB Fund is contractual and remains in effect for so long as the fund's investment advisory agreement remains in effect, unless amended. The investment advisory agreement may be terminated by the investment adviser upon 90 days' notice to the fund.
The reduction reflects a waiver equal to 0.05% of average net assets by the fund's transfer agent and administrator and of 0.05% of average net assets by the investment adviser. The John Hancock Fund Class A shares are subject to a contractual expense limitation of all ordinary operating expenses at 1.38% of average daily net assets. This expense limitation for the John Hancock Fund is contractual and may not be modified or terminated until the second anniversary of the reorganization.

The hypothetical example below shows what you, as a current shareholder, would pay if you invested $10,000 over the various time periods indicated in each fund. The example assumes that you purchased shares without a sales charge, reinvested all dividends and that the average annual return was 5%. The example


                                       8



for your fund assumes expense limitations and fee waivers that were in effect during the fund's last fiscal year. The example for the John Hancock Fund assumes the expense limitation is in effect for two years. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

===============================================================================
Example                                              MSB        John Hancock
                                                     Fund           Fund
                                                                  Class A
===============================================================================
Year 1                                              $ 151          $ 141
===============================================================================
Year 3                                              $ 468          $ 437
===============================================================================
Year 5                                              $ 808           $755
===============================================================================
Year 10                                           $ 1,768        $ 1,657
===============================================================================

PROPOSAL TO APPROVE AGREEMENT AND PLAN OF REORGANIZATION, THE SALE OF
SUBSTANTIALLY ALL OF THE ASSETS OF MSB FUND, THE CESSATION OF ITS BUSINESS AS AN
INVESTMENT COMPANY AND THE DISSOLUTION OF THE FUND

The Reorganization

o The reorganization is scheduled to occur as of 5:00 p.m., Eastern time, on August 22, 2003, but may occur on any later date before September 30, 2003, unless your fund and the John Hancock Fund agree in writing to a later date.
   Your fund will transfer all of its assets, other than Excluded Assets, to the John Hancock Fund. The John Hancock Fund will assume your fund's liabilities that are included in the calculation of your fund's net assets at the closing and liabilities with respect to your fund's investment operations that are not required by generally accepted accounting principles to be included in the calculation of net asset value and are consistent with liabilities incurred by registered management investment companies in the ordinary course of their businesses (i.e., not including any extraordinary obligations, including, but not limited to legal proceedings, shareholder claims and distribution payments. The net asset value of both funds will be computed as of 4:00 p.m., Eastern time, on the reorganization date.

o The John Hancock Fund will issue to your fund Class A shares with an aggregate net asset value equal to the net assets attributable to your fund's shares. These shares will immediately be distributed to your fund's shareholders in proportion to their holdings on the reorganization date. As of the close of the reorganization, you will hold the same number of shares of the John Hancock Fund as you held in your fund immediately before the reorganization and the aggregate net asset value of such shares will be the same as the net asset value of your shares of your fund on the reorganization date.

o  Your fund will be liquidated and you will become a shareholder of the John
   Hancock Fund.

o The reorganization is not intended to result in income, gain or loss for federal income tax purposes and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to the John Hancock Fund.

o  John Hancock Advisers, LLC ("JHA") will act as investment adviser to the John
   Hancock Fund. Your fund's current investment adviser, Shay Assets Management,
   Inc. ("SAMI") will act as subadviser to the John Hancock Fund. JHA has agreed to limit the John Hancock Fund's total operating expenses for Class A shares for two years to 1.38% of average daily net assets.

o The Class A Shares of the John Hancock Fund you receive in the reorganization will not be subject to any sales charge. If you own shares in your own name as of the closing of the reorganization (for example, not in the name of a broker), you may purchase additional Class A shares of the John Hancock Fund in the future without paying any sales charge. Except as described above, Class A shares of the John Hancock Fund are subject to a front-end sales charge of up to 5.00%. The Class A Shares of the John Hancock Fund also are subject to 12b-1 fees.

o As a result of the reorganization, your fund will cease its business as an investment company, and will be dissolved.

Agreement and Plan of Reorganization

The shareholders of your fund are being asked to approve an Agreement and Plan of Reorganization, a copy of which is attached as Exhibit A. The description of the Agreement and Plan of Reorganization contained herein is qualified in its entirety by the attached copy.


                                       9


Reasons for the Proposed Reorganization

The directors of your fund believe that the proposed reorganization will be advantageous to the shareholders of your fund for several reasons. The directors considered the following matters, among others, in approving the Proposal.

First, JHA and its affiliates have greater potential for increasing the size of the fund due to JHA's experience in distribution of mutual funds through a broader range of distribution channels than currently available to your fund.
Your fund had $46.2 million in net assets at March 31, 2003. The fund's relatively small size may make it difficult to control its future expenses. As a result of increasing regulatory requirements, such as the USA Patriot Act and the Sarbanes-Oxley Act, the fund is likely to be subject to increased operating costs, which would have an adverse effect on its expense ratio. The fund's total operating expenses as a percentage of its net assets was 1.38% for 2002, but there is no assurance that the fund will be able to limit its expenses to this level in the future. Over the long-term, if the potential for a larger asset base is realized as a result of the broader range of distribution channels available through John Hancock, shareholders may benefit from reduced per-share operating expenses. Furthermore the possibility of managing a larger amount of assets may help retain your portfolio managers.

Second, shareholders of your fund will enjoy continuity of portfolio management.
Because JHA will retain SAMI to act as subadviser to the John Hancock Fund, the portfolio management team of your fund will be the same portfolio management team for the John Hancock Fund. However, JHA will have certain rights to terminate the subadvisory agreement with SAMI. (See "Additional Information
About John Hancock Large Cap Select Fund".) JHA will oversee SAMI as subadviser to the John Hancock Fund in accordance with the terms of their Sub-Investment
Management Contract.

Third, although SAMI will manage the assets of the John Hancock Fund as its subadviser, JHA will be responsible for the overall management of the John
Hancock Fund's operations, including supervision of compliance with the investment guidelines and regulatory restrictions. Your fund will benefit from JHA's experience and resources in managing investment companies. At March 31, 2003, JHA managed 61 investment companies and approximately 100 institution and private accounts with approximately $25.6 billion in assets. JHA also has significant experience in overseeing funds managed by subadvisers. At March 31, 2003, JHA employed 7 subadvisers, which acted as subadviser for 10 of JHA's mutual funds with approximately [$___] million in assets.

Fourth, for the next two years JHA has agreed to limit the expenses of Class A shares of the John Hancock Fund to 1.38% of average daily net assets. Even after the termination of the expense limitation, there is potential that the John
Hancock Fund's expenses over time will be the same or lower than your fund's current expenses. Although the John Hancock Fund's management fee and Rule 12b-1 fee in the aggregate are 0.25% higher than your fund's current management fee, the long-term asset growth potential, resulting economies of scale and other efficiencies in other expenses could result in lower overall expenses of the John Hancock Fund compared to those of your fund. However, if the expense limitation is not continued beyond the stated two-year period, the expenses of the John Hancock Fund could be higher than the expenses incurred by your fund in 2002 unless operating efficiencies or economies of scale fully offset the higher aggregate management fee and 12b-1 fee rates for the John Hancock Fund. There can be no assurance that such operating efficiencies or economies of scale will be achieved.

Fifth, the Class A shares of the John Hancock Fund received in the reorganization will provide your fund's shareholders with substantially the same investment advantages as they currently have, including the ability to purchase future shares without paying a sales charge.

Sixth, the John Hancock Fund is part of a diverse family of mutual funds, with over 30 funds that will be available to your fund's shareholders through exchanges. Your fund is not entitled to any exchange privileges.

The board of trustees of the John Hancock Fund consider that the reorganization presents an excellent opportunity for the John Hancock Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to the John Hancock Fund and its shareholders.

The boards of both funds also considered that each fund's investment adviser, as well as the John Hancock Fund's principal distributor, will benefit from the reorganization. Because the John Hancock Fund will be the accounting successor to your fund and will assume your fund's performance record, JHA expects to be able to increase the John Hancock Fund's assets at a faster rate than would otherwise be possible if it began offering a fund with similar objectives with no historical performance record. Such a growth in asset size benefits JHA by increasing its management fees and accelerating the point at which management of the fund is profitable to JHA. As subadviser to the John Hancock Fund, SAMI would similarly benefit from increased assets. Moreover, as discussed below under "Certain Agreements between JHA and SAMI," SAMI will receive economic benefits from JHA if the reorganization is completed. In addition, the principal distributor of shares of the John Hancock Fund, John Hancock Funds, LLC (the
"Distributor"), will benefit through the adoption of the Class A Rule 12b-1 plan.


                                       10


Comparative Fees and Expense Ratios. As discussed above, the management fee rate paid by your fund at its current asset level is the same as the rate paid by the John Hancock Fund. However, the John Hancock Fund's combined management fee and
Class A Rule 12b-1 fee are 0.25% higher than your fund's management fee alone.
Your fund does not have a Rule 12b-1 Fee. JHA estimates that the John Hancock
Fund's other expenses during the current fiscal year will be 0.38% of average daily net assets, which is lower than your fund's other expenses of 0.68% (after fee waivers) of average daily net assets. JHA has agreed until the second anniversary of the closing of the reorganization to limit the John Hancock
Fund's Class A ordinary operating expenses to 1.38% of average daily net assets, which is the same as your fund's annual total expense ratio after expense limitations for the fiscal year ended December 31, 2002.

Certain Agreements between JHA and SAMI

In connection with the reorganization, JHA and SAMI have entered into an agreement dated as of May 14, 2003 (the "Master Agreement"), which provides, among other things, that JHA shall pay SAMI a fee upon the closing of the reorganization in consideration of (i) SAMI entering into and performing its obligations under a subadvisory agreement with JHA (the "Sub-Investment
Management Contract") to serve as subadviser of the John Hancock Fund and (ii) the performance by SAMI of certain obligations under the Master Agreement. A director and certain officers of the fund are also affiliated with SAMI and will benefit directly or indirectly as a result of such arrangement. The terms of the Sub-Investment Management Contract with SAMI are discussed under "Material
Provisions of the Management Contracts and the Sub-Investment Management
Contract - Sub-Investment Management Contract."

Tax Status of the Reorganization

The reorganization is not intended to result in income, gain or loss for United
States federal income tax purposes and will not take place unless both funds receive a satisfactory opinion from Hale and Dorr LLP, counsel to the John
Hancock Fund, substantially to the effect that the reorganization described above will be a "reorganization" within the meaning of Section 368(a) of the Code.

As a result, for federal income tax purposes:

o No gain or loss will be recognized by your fund upon (1) the transfer of all of its assets to the John Hancock Fund as described above or (2) the distribution by your fund of the John Hancock Fund shares to your fund's shareholders;

o No gain or loss will be recognized by the John Hancock Fund upon the receipt of your fund's assets solely in exchange for the issuance of the John Hancock
   Fund shares to your fund and the assumption of your fund's liabilities by the John Hancock Fund;

o The basis of the assets of your fund acquired by the John Hancock Fund will be the same as the basis of those assets in the hands of your fund immediately before the transfer;

o  The tax holding period of the assets of your fund in the hands of the John
   Hancock Fund will include your fund's tax holding period for those assets;

o You will not recognize gain or loss upon the exchange of your shares of your fund solely for the John Hancock Fund shares as part of the reorganization;

o The basis of the John Hancock Fund shares received by you in the reorganization will be the same as the basis of your shares of your fund surrendered in exchange; and

o The tax holding period of the John Hancock Fund shares you receive will include the tax holding period of the shares of your fund surrendered in the exchange, provided that the shares of your fund were held as capital assets on the date of the exchange.

In rendering such opinions, counsel shall rely upon, among other things, reasonable assumptions as well as representations of your fund and the John
Hancock Fund.

No tax ruling has been or will be received from the Internal Revenue Service
("IRS") in connection with the reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.


                                       11


Additional Terms of Agreement and Plan of Reorganization

Surrender of Share Certificates. If your shares are represented by one or more share certificates before the reorganization date, you may not redeem or transfer John Hancock Fund shares received in the reorganization until you have surrendered your fund share certificates or delivered a lost certificate affidavit, in the form and accompanied by the surety bonds that your fund may require. The John Hancock Fund will not issue share certificates in the reorganization.

Conditions to Closing the Reorganization. The obligation of your fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the performance by the John Hancock Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Sections 6 and 8 of the Agreement, attached as Exhibit A).

The obligation of the John Hancock Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including your fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from your fund and the receipt of all consents, orders and permits necessary to consummate the reorganization (see
Sections 7 and 8 of the Agreement, attached as Exhibit A).

The obligations of both funds are subject to the approval of the Agreement by the necessary vote of the outstanding shares of your fund, in accordance with the provisions of your fund's certificate of incorporation and by-laws. The funds' obligations are also subject to the receipt of a favorable opinion of Hale and Dorr LLP as to the federal income tax consequences of the reorganization (see Section 8 of the Agreement, attached as Exhibit A).

Termination of Agreement. The board of either your fund or the John Hancock Fund may terminate the Agreement (even if the shareholders of your fund have already approved it) at any time before the reorganization date, if that board believes that proceeding with the reorganization would no longer be in the best interests of the shareholders. In addition, the Agreement may be terminated by the mutual agreement of your fund and the John Hancock Fund, or by either fund in the event of certain material breaches of the Agreement by the other party or failure of the other party to satisfy a condition precedent to the reorganization.

Expenses of the Reorganization. JHA will pay up to $200,000 of the aggregate expenses incurred by your fund in connection with the reorganization and the other matters included in the Proposal, including (i) the cost of preparing, printing and mailing the proxy material, (ii) the costs of directors' and shareholders' meetings in connection with the reorganization, and (iii) legal and accounting fees and expenses of the Acquired Fund in connection with the reorganization. SAMI will pay the expenses of your fund incurred in connection with the reorganization and the other matters included in the Proposal
(including the dissolution and winding up of the fund) in excess of $200,000.

Sale of  Substantially  All of MSB  Fund's  Assets and  Cessation  of the Fund's
Business as an Investment Company

The reorganization involves the sale of substantially all of the assets of your fund. In accordance with Section 909 of the New York Business Corporation Law, the board of directors of your fund has approved the sale of substantially all of the fund's assets and has directed that the reorganization be submitted to the shareholders of the fund for approval. Approval of the Proposal by the shareholders of the fund will constitute the shareholders' approval of the sale of substantially all of the assets of the fund as provided in Section 909 of the New York Business Corporation Law.

Notwithstanding shareholder approval, the board of directors of your fund may abandon the proposed reorganization without further action by the shareholders, subject to the rights, if any, of the John Hancock Fund under the Agreement and Plan of Reorganization. The Agreement and Plan of Reorganization provides that prior to the closing of the reorganization, either party may terminate the Agreement by a resolution of its board of directors or board of trustees if circumstances should develop that, in the good faith opinion of such board, make proceeding with the Agreement not in the best interests of such party or its shareholders.

As a result of the sale of substantially all of the fund's assets, the fund will cease its business as an investment company and will file with the Securities and Exchange Commission an application to terminate is registration as an investment company under the Investment Company Act. Approval of the Proposal by the shareholders of the fund will constitute the shareholders' approval of the cessation of the fund's business as an investment company.

Dissolution of MSB Fund

Following the reorganization, your fund will be dissolved. Approval of the Proposal by the shareholders of the fund will constitute the shareholders' approval of the dissolution of the fund as provided in Section 1001 of the New
York Business Corporation Law.


                                       12


Following the dissolution of your fund, it may not carry on any business except for the purpose of winding up its affairs, and the fund and its board of directors will continue to have such corporate power as may be necessary for that purpose. Because the fund is transferring all of its assets to the John
Hancock Fund other than certain contractual rights that may be necessary to the winding up of the funds' affairs and which, upon expiration, will have no value, the fund does not contemplate making any final liquidating distribution to its shareholders other than the distribution of the shares of the John Hancock Fund received in the reorganization.

The dissolution of the fund will not affect any remedy available to or against the fund, its directors, officers or shareholders for any right or claim existing or any liability incurred before such dissolution, except as provided in section 1007 (Notice to creditors; filing or barring claims) or 1008
(Jurisdiction of supreme court to supervise dissolution and liquidation) of the New York Business Corporation Law.

CAPITALIZATION

The following table sets forth the capitalization of each fund as of March 31, 2003, and the pro forma combined capitalization of both funds as if the reorganization had occurred on that date. This table reflects the pro forma ratio of one Class A share of the John Hancock Fund being issued for each share of your fund.



=============================================================================================================
                                                             March 31, 2003
=============================================================================================================

                                                                                    John Hancock Large Cap
                                                         John Hancock Large Cap           Select Fund
                                    MSB Fund                  Select Fund               Class A shares
                                                             Class A shares                Pro Forma
=============================================================================================================
Net Assets                        $46.2 million                   N/A                    $46.2 million
=============================================================================================================
Net Asset Value Per Share            $14.24                       N/A                       $14.24
=============================================================================================================
Shares Outstanding                  3,246,557                     N/A                      3,246,557
=============================================================================================================

BOARDS' EVALUATION AND RECOMMENDATION

For the reasons described above, the board of directors of your fund, including the directors who are not "interested persons" of your fund or SAMI
("independent directors"), approved the reorganization and the Proposal. In particular, the board of directors determined that the reorganization is in the best interests of your fund. Similarly, the board of trustees of the John
Hancock Fund, including its independent trustees, approved the reorganization.
They also determined that the reorganization is in the best interests of the John Hancock Fund.

The directors of your fund recommend that the shareholders of your fund vote FOR the Proposal.

VOTING RIGHTS AND REQUIRED VOTE

Each share of your fund is entitled to one vote and each fractional share shall be entitled to a proportionate fractional vote. A quorum is required to conduct business at the Meeting. The presence in person or by proxy of shareholders holding a majority of the shares outstanding on the record date and will constitute a quorum. The favorable vote of two-thirds of the shares outstanding on the record date is required for approval of the Proposal.




=================================================================================================================================
Shares                       Quorum                       Voting
=================================================================================================================================
In General                   All shares "present" in      Shares "present" in person will be voted in person at the Meeting.
                             person or by proxy are       Shares present by proxy will be voted in accordance with
                             counted towards a quorum.    instructions.
=================================================================================================================================
Broker Non-Vote (where the   Considered "present" at      Broker non-votes do not count as a vote "for" and effectively result
underlying holder has not    Meeting for purposes of      in a vote "against" the Proposal.
voted and the broker does    quorum.
not have discretionary
authority to vote the
shares)
=================================================================================================================================
Proxy submitted with No      Considered "present" at      Voted "for" the Proposal.
Voting Instruction (other    Meeting for purposes of
than Broker Non-Vote)        quorum.
=================================================================================================================================
Vote to Abstain              Considered "present" at      Abstentions do not constitute a vote "for" and effectively result in
                             Meeting for purposes of      a vote "against" the Proposal.
                             quorum.
=================================================================================================================================



                                       13



If the required approval of shareholders is not obtained, the Meeting may be adjourned as more fully described in this proxy statement and prospectus. Your fund will continue to engage in business as a separate mutual fund and the board of directors will consider what further action may be appropriate.

ADDITIONAL INFORMATION ABOUT JOHN HANCOCK LARGE CAP SELECT FUND

Investment Adviser

JHA is the investment adviser to the John Hancock Fund. JHA, located at 101
Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has approximately $26 billion in assets under management as of March 31, 2003 in its capacity as investment adviser to the funds in the John Hancock group of funds, as well as retail and institutional privately managed accounts.

JHA is an indirect,  wholly-owned  subsidiary  of John  Hancock  Life  Insurance
Company  (formerly  John  Hancock  Mutual  Life  Insurance   Company)(the  "Life
Company"),  a  Massachusetts  life  insurance  company  chartered in 1862,  with national  headquarters at John Hancock Place,  Boston,  Massachusetts.  The Life
Company is wholly owned by John  Hancock  Financial  Services,  Inc., a Delaware
corporation  organized in 2000.  The Life Company is one of the most  recognized and  respected  financial  institutions  in the nation.  With total assets under management of approximately  $130 billion as of March 31, 2003, the Life Company is one of the ten largest life  insurance  companies in the United  States,  and carries a high rating from Standard & Poor's and A.M. Best. Founded in 1862, the
Life Company has been serving clients for over 130 years.

The board of trustees of the John Hancock Fund is responsible for overseeing the performance of the fund's investment adviser and subadviser and determining whether to approve and renew the fund's investment management contract and the sub-investment management contract. For a discussion of these contracts, see
"Material Provisions of the Management Contracts and the Sub-Investment
Management Contract" below.

Investment Subadviser

SAMI will serve as the John Hancock Fund's investment subadviser, and its principal office is located at 230 West Monroe Street, Chicago, Illinois 60606.
SAMI has been providing investment advisory services since 1981 and is controlled by Mr. Rodger D. Shay. SAMI is a wholly-owned subsidiary of Shay
Investment Services, Inc., the holding company for the fund's distributor and other securities related businesses. SAMI provides investment advisory services to individual and institutional investors with assets under management of $5.6 billion as of March 31, 2003. SAMI has served as your fund's investment adviser since May 19, 1995.

MATERIAL PROVISIONS OF THE MANAGEMENT CONTRACT AND THE SUB-INVESTMENT MANAGEMENT
CONTRACT

Management Contract - MSB Fund

The following is a summary of the material terms of the your fund's existing investment advisory agreement with SAMI (the "SAMI Contract").

Services. Under the SAMI Contract, SAMI furnishes a continuous investment program for your fund, determines the securities and other investments to be purchased and sold by your fund, selects broker-dealers to execute such transactions, and places and negotiates orders with such broker-dealers. In addition to managing the investments of the fund, SAMI furnishes office space and other facilities as may be required for carrying out its duties under the SAMI Contract and pays all compensation of any directors, officers and employees of the fund who are affiliated persons of SAMI. All operating costs and expenses relating to the fund not expressly assumed by SAMI under the SAMI Contract are paid by the fund.

Compensation. As compensation under the SAMI Contract, the fund pays SAMI a monthly investment advisory fee (accrued daily) based upon the average daily net assets of the fund at the rate of 0.75% annually for the first $100 million of net assets and 0.50% of net assets over $100 million. For the fiscal year ended
December 31, 2002, your fund incurred $389,566 in advisory fees (0.70% of average net assets) after giving effect to the expense limitation described below.

Under the SAMI Contract, SAMI has agreed to limit certain ordinary operating expenses, including the general expenses of the fund, advisory, administration, transfer agent and dividend disbursing agent fees, and the costs and expenses of federal and state registration, to 1.10% of the average daily net assets of the fund. This expense limitation does not, however, apply to the fees and expenses of the fund's outside counsel, independent accountants or directors.


                                       14



For the fiscal year ended December 31, 2002, SAMI waived $26,674 pursuant to the fee waiver.

Term. The SAMI Contract continues in effect for successive annual periods, subject to the annual approval of its continuance as described below under "Termination, Continuance and Amendment."

Limitation of Liability. The SAMI Contract provides that SAMI is not liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the matters to which the contract relates, except a loss resulting from a breach of fiduciary duty with respect to compensation (subject to the limits set forth in Section 36(b)(3) of the Investment Company Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the SAMI.

Termination, Continuance and Amendment. The SAMI Contract continues from year to year subject to approval of its continuance at least annually by the vote of (1) the board of directors and (2) a majority of your fund's independent directors, in each case cast in person at a meeting called for the purpose of voting on such approval. The SAMI Contract may be terminated at any time, without penalty
(x) by the fund, by the board of directors of the fund, or by vote of a majority of the outstanding voting securities of the fund, on 30 days' written notice to SAMI, or (y) by SAMI, on 90 days' written notice to the fund. The SAMI Contract is automatically terminated in the event of its "assignment," as defined in the Investment Company Act. The SAMI Contract was last approved by the board of directors at a meeting called for that purpose on April 17, 2003.

Management Contract - the John Hancock Fund

The following is a summary of the material terms of the John Hancock Fund's investment management contract with JHA (the "JHA Management Contract").

Services. Under the JHA Management Contract, JHA, subject to the direction of the trustees, provides the fund with a continuous investment program for the management of its assets, consistent with the fund's investment objective and policies. JHA provides for such investment program through the retention of SAMI as subadviser. In addition, JHA:

o pays the fee of SAMI as subadviser and supervises SAMI's activities as subadviser;
o advises the fund in connection with policy decisions to be made by the trustees;
o provides day-to-day administration; and
o provides required reports and recommendations to the trustees and maintains the records of the fund.

JHA provides the fund with office space, supplies and other facilities required for the business of the fund. JHA pays the compensation of all officers and employees of the fund and pays the expenses of clerical services related to the administration of the fund. Other than expenses specifically assumed by JHA, all expenses incurred in the continuing operation of the fund are borne by the fund, including fees of the independent trustees and all fees of lawyers and accountants.

Compensation. The John Hancock Fund pays an investment management fee, paid daily, to JHA equal on an annual basis to 0.75% of the average daily net assets of the fund. Because the fund is not yet operational and does not expect to be operational until the consummation of the reorganization, the fund has not paid management fees in the past.

As described above, JHA has agreed until the second anniversary of the closing of the reorganization to reduce its fees and/or pay expenses of the John Hancock
Fund to ensure that the fund's aggregate annual ordinary operating expenses
(excluding interest, tax expenses and other extraordinary items) will not exceed
1.38% of the fund's average daily net assets.

Term. The JHA Management Contract will take effect on the closing date of the reorganization and will remain in effect for two years. Thereafter, the JHA
Management Contract will continue in effect from year to year subject to the annual approval of its continuance as described below under "Termination, Continuance and Amendment."

Limitation of Liability. The JHA Management Contract provides that JHA is not liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the matters to which the contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the JHA in the performance of its duties or from the reckless disregard of its obligations and duties under the contract.

Termination, Continuance and Amendment. Except as described above the JHA
Management Contract continues from year to year subject to annual approval of its continuance by a majority of the independent trustees, cast in person at a meeting called for the purpose of voting on such approval, and annual approval by either (a) the fund's trustees, or (b) a majority of the fund's outstanding voting securities, as defined in the Investment Company Act. The contract may be terminated at any time without penalty on 60 days' written notice by the trustees, by a vote of a majority of the fund's outstanding voting securities, or by JHA. The contract terminates automatically in the event of its assignment or in the event that JHA ceases to act as the fund's investment adviser.


                                       15



Use of Name "John Hancock." Under the JHA Management Contract, if JHA ceases to act as the fund's investments adviser, the fund (to the extent that it lawfully can) must cease to use the name " John Hancock Classic Value Fund" or any name derived from the name "John Hancock" or any other name indicating that the fund is advised by or otherwise associated with JHA.

Sub-Investment Management Contract - the John Hancock Fund

SAMI will serve as subadviser to the John Hancock Fund pursuant to a sub-investment management contract among the fund, JHA and SAMI (the
"Sub-Investment Management Contract"). The following is a summary of certain of the material terms of the Sub-Investment Management Contract.

Services. Under the Sub-Investment Management Contract SAMI will, at its own expense:

o furnish JHA and the fund with investment management and advisory services with respect to the purchase, holding and disposition of portfolio securities;
o at JHA's request, consult with JHA and the fund as to exercise of voting rights, subscription rights, rights to consent to corporate action and any other rights pertaining to the fund's assets;
o furnish JHA and the fund with research, economic and statistical data in connection with the fund's investments and investment policies;
o submit reports relating to the valuation of the fund's securities and monitor valuations in accordance with the fund's valuation procedures;
o make reports of SAMI's performance of its services and compliance with applicable statutory and regulatory requirements;
o maintain certain books and records with respect to the fund's securities transactions; and
o cooperate with and provide reasonable assistance to JHA, the fund, and the fund's other agents and representatives with respect to requests for information and preparation of regulatory filings and reports.

SAMI is required to place all trades for the John Hancock Fund through JHA's trading desk. JHA shall have complete authority to determine the brokers or dealers through which any trade by the fund is placed and as to the timing and manner of the execution of any such trade.

Compensation. JHA will pay SAMI a monthly fee equal on an annual basis to the following percentages of the actual management fee received by JHA from the fund:

o 45% of the JHA fee with respect to the first $250,000,000 of the average daily net asset value of the fund;
o 40% of the JHA fee with respect to the average daily net asset value of the fund in excess of $250,000,000 up to $500,000,000;
o 35% of the JHA fee with respect to the average daily net asset value of the fund in excess of $500,000,000 up to $750,000,000;
o 30% of the JHA fee with respect to the average daily net asset value of the fund in excess of $750,000,000 up to $1,000,000,000; and
o 25% of the JHA fee with respect to the average daily net asset value of the fund in excess of $1,000,000,000.

During the first year of the agreement, JHA has agreed to pay SAMI a minimum fee under the Sub-Investment Management Contract of $375,000.

Limitation of Liability. The Sub-Investment Management Contract provides that
SAMI shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by JHA, the fund or any of their affiliates as a result of any error of judgment or mistake of law by SAMI with respect to the fund, except that SAMI shall be liable for and shall indemnify JHA and the fund from any loss arising out of or based on
(i) SAMI causing the fund to be in violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the fund's prospectus or statement of additional information or any written policies, procedures, guidelines or instructions provided in writing to SAMI by the trustees of the fund or JHA, (ii) SAMI causing the fund to fail to satisfy the requirements for qualification as a regulated investment company under the Code other than requirements with respect to dividends, or (iii) SAMI's willful misfeasance, bad faith or gross negligence generally in the performance of its duties hereunder or its reckless disregard of its obligations and duties under the Sub-Investment Management Contract.


                                       16



Term, Termination. The Sub-Investment Management Contract shall remain in force until June 30, 2008 and from year to year thereafter, provided its continuance is approved prior to June 30, 2005 and annually thereafter as required by the Investment Company Act. The Sub-Investment Management Contract may be terminated at any time on 10 days' written notice without penalty by (a) JHA, (b) the John
Hancock Fund's board of trustees, or (c) a majority of the John Hancock Fund's outstanding voting securities, as defined in the Investment Company Act, and may be terminated upon 30 days written notice by SAMI. Termination of the Sub-Investment Management Contract with respect to the John Hancock Fund shall not be deemed to terminate or otherwise invalidate any provisions of any contract between SAMI and any other series of the John Hancock Capital Series.
The Sub-Investment Management Contract shall automatically terminate in the event of its assignment or upon termination of the JHA Management Contract.

JOHN HANCOCK LARGE CAP SELECT FUND CLASS A RULE 12b-1 PLAN

As described above, the John Hancock Fund has adopted a Rule 12b-1 plan for its Class A shares (the "Plan"). Because the 12b-1 fees payable under the Plan are an ongoing expense, over time they may increase the cost of your investment and your shares may cost more than shares that are not subject to a distribution or service fee or sales charge.

Compensation and Services. Under the Plan, the John Hancock Fund will pay distribution and service fees at an aggregate annual rate of up to 0.25% of the John Hancock Fund's average daily net assets attributable to Class A shares. The distribution fee will be used to reimburse the John Hancock Funds, LLC (the
"Distributor") for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to selling brokers and others (including affiliates of the Distributor) engaged in the sale of the John Hancock Fund shares; and (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of the John Hancock Fund shares. The service fees will be used to compensate selling brokers and others for providing personal and account maintenance services to shareholders. In the event that the Distributor is not fully reimbursed for payments or expenses incurred under the Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Because the John Hancock Fund is not yet operational and does not expect to be operational until the consummation of the reorganization, the John
Hancock Fund has not paid Rule 12b-1 fees in the past.

Trustee Approval and Oversight. The Plan was approved by the board of trustees of the John Hancock Fund, including a majority of the John Hancock Fund's independent trustees, by votes cast in person at meetings called for the purpose of voting on the Plan on May 20, 2003. Pursuant to the Plan, at least quarterly, the Distributor will provide the fund with a written report of the amounts expended under the Plan and the purpose for which these expenditures were made.
The trustees review these reports on a quarterly basis to determine their continued appropriateness.

Term and Termination. The Plan provides that it will continue in effect only so long as its continuance is approved at least annually by a majority of both the John Hancock Fund's board of trustees and the independent trustees. The Plan provides that it may be terminated without penalty, (a) by the vote of a majority of the John Hancock Fund's board of trustees, independent trustees, or by a vote of a majority of the John Hancock Fund's outstanding Class A shares or
(b) by the Distributor upon 60 days' written notice to the fund. The Plan further provides that it may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding Class A shares of the John Hancock Fund. The Plan provides, that no material amendment to the Plan will be effective unless it is approved by a majority vote of the trustees and the independent trustees. The holders of Class A shares have exclusive voting rights with respect to the Plan. In adopting the Plan, the board of trustees concluded that, in their judgment, there is a reasonable likelihood that the Plan will benefit the holders of the applicable class of shares of the John Hancock Fund.

Joint Expenditures. Amounts paid to the Distributor under the Plan will not be used to pay the expenses incurred with respect to any other class of shares;
provided, however, that expenses attributable to the John Hancock Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the board of trustees. From time to time, the John Hancock Fund may participate in joint distribution activities with other funds and the costs of those activities will be borne by each fund in proportion to the relative net asset value of the participating fund.

COMPARISON OF NEW YORK CORPORATION AND MASSACHUSETTS BUSINESS TRUST

MSB Fund is a New York corporation, and the John Hancock Fund is a series of John Hancock Capital Series, which is a Massachusetts business trust. Upon consummation of the reorganization, the shareholders of MSB Fund will become shareholders of the John Hancock Fund, and their rights will be governed by the laws of Massachusetts and the governing instrument of the John Hancock Fund.


                                       17



Characteristics of M.S.B. Fund, Inc. (a New York corporation)

o Governance and Management. The governing instruments of MSB Fund are its certificate of incorporation and by-laws. The business of the fund is managed under the direction of its board of directors. The directors of the fund, in addition to reviewing the actions of the fund's investment adviser, decide upon matters of general policy at their regular meetings.
     The fund's officers supervise the business operations of the fund.

o Share Capital and Classes. The fund is authorized to issue five classes of shares, par value $.001 each. At present, shares of only one class are outstanding ("Class A"), and each Class A share represents a proportionate interest in the fund's existing investment portfolio. Each share has one vote on all matters submitted to a vote of the shareholders. In the event of the liquidation of the fund, shareholders are entitled to receive a pro rata portion of the assets of the fund after provision for the fund's debts and expenses. All shares are entitled to share pro rata in all dividends and distributions paid, including liquidating dividends. Shares are freely transferable and have no conversion, subscription or pre-emptive rights.

o Meetings. A New York corporation is required to hold a meeting of shareholders annually for the election of directors and the transaction of other business at such time as the board of directors may specify. Special meetings of the shareholders may be called by the board of directors or by the holders of not less than 10 percent of the outstanding shares of the fund. At any such special meeting only such business may be transacted which is related to the purpose or purposes set forth in the notice of the meeting.

o Liability of Shareholders. Under New York law, the shareholders of the fund are not liable for the acts or obligations of the fund.

o    Shareholder Vote Required To Approve Certain Transactions. The New York
     Business Corporation Law requires the affirmative vote of two-thirds of the fund's outstanding shares to authorize a merger, consolidation, the disposition of substantially all of the fund's assets or the dissolution of the fund, unless the fund's certificate of incorporation authorizes a lesser number, which may not be less than a majority of the outstanding shares. The fund's certificate of incorporation does not include such a provision.

o    Indemnification of Officers and Directors. The New York Business
     Corporation Law provides that indemnification of a corporation's directors and officers may not be made by the corporation in connection with derivative actions in which the claim is settled or in which the director or officer is adjudged to be liable to the corporation, unless and only to the extent that, in view of all the circumstances, such director or officer is fairly and reasonably entitled to such indemnification.

o Written Actions of Shareholders. The New York Business Corporation Law provides that any action by shareholders may be taken without a meeting with the written consent of all shareholders who would be entitled to vote at a meeting held for such purposes or, if the certificate of incorporation so provides, of the shareholders of the requisite number of shares of outstanding voting stock necessary to take such action at a meeting at which all shares entitled to vote thereon were present and voted. The fund's certificate of incorporation does not contain such a provision.

Characteristics of the John Hancock Fund (a series of a Massachusetts business trust)

o    Governance and Management. The John Hancock Fund is a series of John
     Hancock Capital Series, a Massachusetts business trust. The governing instrument of John Hancock Capital Series is the Declaration of Trust. The trustees of John Hancock Capital Series are responsible for the management and supervision of the John Hancock Fund.

o    Share  Capital and  Classes.  The  Declaration  of Trust of John  Hancock
     Capital Series permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of the John Hancock Fund without par value. As of the date of this Proxy Statment and Prospectus, the trustees have authorized shares of the John Hancock Fund and three other series and have authorized the issuance of three classes of shares of the John Hancock Fund, designated as Class A, Class B, Class C and Class I. The shares of each class of the John Hancock Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the John Hancock Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the John Hancock Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares. In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the John Hancock Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

o Meetings. Unless otherwise required by the Investment Company Act or the Declaration of Trust, the John Hancock Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a trustee by the affirmative vote of at least two thirds of the Trust's outstanding shares and the trustees shall promptly call a meeting for such purpose when


                                       18



     requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the trustees holding office were elected by the shareholders, the trustees will call a special meeting of shareholders for the purpose of electing Trustees.

o    Liability of Shareholders.  Under  Massachusetts  law,  shareholders of a
     Massachusetts  business trust could, under certain  circumstances,  be held personally  liable  for  acts or  obligations  of the  John  Hancock  Fund.
     However,  the John Hancock Fund's  Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the
     John  Hancock   Fund.   The   Declaration   of  Trust  also   provides  for
     indemnification  out of the John Hancock  Fund's  assets for all losses and expenses of any shareholder  held personally  liable for reason of being or having been a shareholder.  The  Declaration of Trust also provides that no series  of the  Trust  shall be  liable  for the  liabilities  of any other series.  Furthermore,  no fund included in this Fund's  prospectus shall be liable for the  liabilities  of any other John Hancock  Fund.  Liability is therefore  limited to  circumstances  in which the John Hancock Fund itself would  be  unable  to meet its  obligations,  and the  possibility  of this occurrence is remote.

o    Shareholder   Vote  Required  To  Approve  Certain   Transactions.   The
     shareholders  of the John Hancock  Fund are entitled to vote in  connection with the termination of the fund, the merger, sale of substantially all the assets or  reorganization  of the John Hancock Fund into another  entity or the  reincorporation of John Hancock Fund in another  jurisdiction,  except that the board of trustees may terminate the fund in limited  circumstances without  shareholder  approval.  Approval of two thirds of the  outstanding shares entitled to vote are required to approve  termination of the fund or its  merger,  sale of  substantially  all of its assets or  reorganization, provided  that if the board of trustees has  recommended  the  transaction, approval of a majority of the  outstanding  shares (as such term in used in the 1940 Act) is required. Approval of a majority of the outstanding shares is required in the case of a reincorporation,

o    Indemnification   of  Officers  and  Directors.   John  Hancock  Fund's
     Declaration  of Trust  provides  that each  trustee  and  officer  shall be indemnified by the Trust against  liabilities  incurred in such capacity to the maximum extent permitted by law. However,  no indemnification  shall be provided  hereunder to a trustee or officer:  (i) against any  liability by reason of willful  misfeasance,  bad faith,  gross  negligence  or reckless disregard  of the duties  involved in the conduct of the office;  (ii) with respect  to any matter as to which the  trustee or officer  shall have been finally  adjudicated  not to have  acted in good  faith  in the  reasonable belief that their action was in the best interest of the trust or the fund;
     or (iii) in the event of a settlement or other  disposition not involving a final adjudication unless certain findings are made by a court or the Board of trustees.

o Written Actions of Shareholders. If there are more than 150 shareholders of John Hancock Fund, shareholders may not take any action by written action.

FINANCIAL HIGHLIGHTS

This table shows MSB Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single fund share.
"Total return" shows how much your investment in MSB Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information for the fiscal year ended December 31, 2002 has been audited by Ernst & Young LLP, the fund's independent auditors. Their report and MSB Fund's financial statements are included in its annual report, which is available upon request. The information for fiscal years ended 1998-2001 was audited by other independent auditors.

Selected data for each share of capital stock outstanding throughout each year


                                       19




                                                                          Year Ended December 31,
                                                   ----------------------------------------------------------------------

                                                       2002            2001          2000          1999          1998
   ----------------------------------------------- -------------- ------------- ------------- ------------- -------------

   Net asset value, beginning of year                  $18.78         $20.74         $21.09       $21.49        $17.73
                                                       ------         ------         ------       ------        ------

   Income (Loss) from Operations:
      Net investment income (loss)                      --(2)         (0.03)          --(2)         0.01          0.01
      Net realized and unrealized
        gain (losses) from investments                 (2.83)         (0.74)           1.18         1.20          5.55
                                                       ------         ------           ----         ----          ----

   Total from operations                               (2.83)         (0.77)           1.18         1.21          5.56
                                                       ------         ------           ----         ----          ----

   Distributions:
      From net investment income                           --             --             --       (0.01)        (0.01)
      From net realized gains on investments           (0.68)         (1.19)         (1.53)       (1.60)        (1.79)
                                                       ------         ------         ------       ------        ------

        Total distributions                            (0.68)         (1.19)         (1.53)       (1.61)        (1.80)
                                                       ------         ------         ------       ------        ------
        Net change in net asset value per share        (3.51)         (1.96)         (0.35)       (0.40)          3.76
        Net asset value, end of year                   $15.27         $18.78         $20.74       $21.09        $21.49
                                                       ======         ======         ======       ======        ======

   Total return                                      (15.08)%        (3.73)%          5.68%        5.79%        31.45%

   Ratios/supplemental data:

   Ratio of net expenses to average net assets          1.38%          1.44%          1.31%        1.24%         1.32%
   Ratio of net investment income (loss) to           (0.01)%        (0.14)%        (0.01)%        0.03%         0.02%
       average net assets
   Ratio of expenses to average net assets (1)          1.48%          1.52%          1.43%        1.26%         1.39%
   Portfolio turnover rate                                18%            13%            15%          22%           32%
   Net assets, end of year (000's)                    $49,803        $58,634        $63,794      $67,655       $65,824

(1) During the period, certain fees were waived. If such fee waivers had not occurred, the ratio would have been as indicated.
(2) Net loss per share was less than $0.005.

INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the directors, officers and employees of your fund; by personnel of your fund's investment adviser, SAMI, and your fund's transfer agent, [BISYS Fund Services Ohio, Inc.] by the John Hancock Fund's transfer agent, John Hancock Signature Services, Inc. ("JHSS "), or by broker-dealer firms. JHSS, together with a third party solicitation firm, has agreed to provide proxy solicitation services to your fund at a cost of approximately $_____. JHA or SAMI will bear the cost of such solicitation.

Revoking Proxies

A MSB Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

o By filing a written notice of revocation with the Secretary of the fund, or

o By returning a duly executed proxy with a later date before the time of the Meeting, or

o If a shareholder has executed a proxy but is present at the Meeting and wishes to vote in person, by notifying the inspectors of election of your fund at the Meeting at any time before the proxy is voted.

Being present at the Meeting alone does not revoke a previously executed and returned proxy.

Outstanding Shares and Quorum

As of June 23, 2003, [_______________] shares of your fund were outstanding. Only shareholders of record on June 23, 2003 (the "record date") are entitled to notice of and to vote at the Meeting. The presence in person or by proxy of shareholders of your fund holding a majority of the shares outstanding on the record date will constitute a quorum.

Dissenter's Rights

The proposed reorganization that is part of the Proposal involves the sale of substantially all of MSB Fund's assets. Accordingly, pursuant to Section 910 of New York Business Corporation Law, holders of MSB Fund shares at the close of business on the record date have the right to dissent from the Proposal and, if the Proposal is approved and the reorganization is consummated, receive payment of the fair value of their MSB Fund shares (in lieu of receiving the John Hancock Fund shares they would otherwise receive pursuant to the reorganization) by complying with the requirements of Section 623 of New York Business Corporation Law. Among other things, Section 623 requires that any such shareholder who wishes to exercise such appraisal rights must not vote in favor of the Proposal, and must file with MSB Fund, before shareholders vote on the Proposal, a written objection which must include a notice of his election to dissent, his name and residence address, the number of shares as to which he dissents (shareholders may not dissent as to less than all of their shares) and a demand for payment of the fair value of his shares if the reorganization is effected. A summary of the material terms of Section 623 is set forth as Appendix A to this proxy statement/prospectus.

Notwithstanding the requirements of the New York Business Corporation Law, the exercise of any dissenter's rights is subject to the "forward pricing" requirements of Rule 22c-1 under the Investment Company Act, and that rule supersedes any contrary provisions of state law, including Sections 910 and 623 of the New York Business Corporation Law. Rule 22c-1 prohibits the fund from redeeming or repurchasing any of its shares except at a price based on the current net asset value of such shares which is next computed after receipt of the tender of the shares for redemption. Accordingly, the exercise of any dissenter's rights would not result in any payment to a shareholder that is greater than the proceeds the shareholder would have received by redeeming his shares.

Other Business

Your fund's board of directors knows of no business to be presented for consideration at the Meeting other than the Proposal. If other business is properly brought before the Meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

If, by the time scheduled for the Meeting, a quorum of shareholders is not present or if a quorum is present but sufficient votes "for" the Proposal have not been received, the persons named as proxies may propose one or more adjournments of the Meeting to another date and time, and the Meeting may be held as adjourned within a reasonable time after the date set for the original Meeting without further notice. Any such adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote all proxies in favor of the adjournment that voted in favor of the Proposal. They will vote against such adjournment those proxies required to be voted against the Proposal. Broker non-votes will be disregarded in the vote for adjournment. If the time and place to which the Meeting is adjourned are announced at the Meeting, the fund will not be required to give any notice to shareholders of the adjourned meeting. The record date for determining shareholders entitled to vote at the Meeting will also apply to such adjourned meeting.

Telephone Voting

In addition to soliciting proxies by mail, by fax or in person, your fund may also arrange to have votes recorded by telephone by officers and employees of your fund or by personnel of the adviser or transfer agent or a third party solicitation firm. The telephone voting procedure is designed to verify a shareholder's identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder's instructions and to confirm that the voting instructions have been properly recorded. If these procedures were subject to a successful legal challenge, these telephone votes would not be counted at the Meeting. Your fund has not obtained an opinion of counsel about telephone voting, but is currently not aware of any challenge.

o A shareholder will be called on a recorded line at the telephone number in the fund's account records and will be asked to provide the shareholder's social security number or other identifying information.

o The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the Meeting in accordance with the shareholder's instructions.

o To ensure that the shareholder's instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

o A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

o If the shareholder decides after voting by telephone to attend the Meeting, the shareholder can revoke the proxy at that time and vote the shares at the Meeting.

Internet Voting

You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the Meeting. Do not mail the proxy card if you are voting via the Internet. To vote via the Internet , you will need the "control number" that appears on your proxy card. These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions, and to confirm that shareholders' instructions have been recorded properly. If you are voting via the Internet you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne by you.

o Read the proxy statement and have your proxy card at hand.

o Go to the Web site on the proxy card

o Enter control number found on your proxy card.

o Follow the simple instructions on the Web site. Please call
  [__________________] us at [1-800-________] if you have any problems.

o To insure that your instructions have been recorded correctly you will receive a confirmation of your voting instructions immediately after your submission and also by e-mail if chosen.

Shareholders' Proposals

Any shareholders desiring to present a proposal for consideration at the next meeting of shareholders of MSB Fund must submit the proposal in writing, so that it is received by the your fund at 230 West Monroe Street, Chicago, Illinois 60606 within a reasonable time before any meeting. If the reorganization is completed, your fund will not hold another shareholder meeting.

OWNERSHIP OF SHARES OF THE FUNDS

To the knowledge of your fund, as of June 23, 2003, the following persons owned of record or beneficially 5% or more of the outstanding shares of MSB Fund. No shares of the John Hancock Fund were outstanding as of that date.


--------------------------------------------------------------------------------
 Name and Address                % Ownership*              Type of Ownership
--------------------------------------------------------------------------------

                                       %                        Record


                                       %                        Record
                                       %                        Record

* Percentage ownership also represents pro-forma percentage ownership of the John Hancock Fund.

As of April 4, 2003, the directors and officers of your fund, as a group, owned in the aggregate approximately 5.9% of the _________ shares outstanding on such date. The trustees and officers of the John Hancock Fund, as a group, owned in the aggregate less than 1% of the outstanding shares of the John Hancock Fund.

EXPERTS

The financial statements and the financial highlights of MSB Fund for the fiscal year ended December 31, 2002 are incorporated by reference into this proxy statement and prospectus. The financial statements and financial highlights for MSB Fund for the year ended December 31, 2002 have been audited by Ernst & Young LLP as stated in their report appearing in the fund's annual report to shareholders. The financial highlights for prior years were audited by other independent auditors. These financial statements and financial highlights have been included in reliance on their reports given on their authority as experts in accounting and auditing.

AVAILABLE INFORMATION

MSB Fund is and the John Hancock Fund will be subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act, and will file reports, proxy statements and other information with the Securities and Exchange Commission. These reports, proxy statements and other information filed by the funds can be inspected and copied (for a duplication fee) at the public reference facilities of the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. Copies of these materials can also be obtained by mail from the Public Reference Section of the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

                                   APPENDIX A


Summary of the Material Provisions of Section 623 of the New York Business Corporation Law

The proposed reorganization that is part of the Proposal involves the sale of substantially all of MSB Fund's assets. Accordingly, pursuant to Section 910 of New York Business Corporation Law, holders of MSB Fund shares at the close of business on the Record Date have the right to dissent from the Proposal and, if the Proposal is approved and the reorganization is consummated, receive payment of the fair value of their MSB Fund shares (in lieu of receiving the John Hancock Fund shares they would otherwise receive pursuant to the reorganization) by complying with the requirements of Section 623 of New York Business Corporation Law.

Section 623 requires that any such shareholder who wishes to exercise such appraisal rights must not vote in favor of the Proposal, and must file with MSB Fund, before shareholders vote on the Proposal, a written objection which must include a notice of his election to dissent, his name and residence address, the number of shares as to which he dissents (shareholders may not dissent as to less than all of their shares) and a demand for payment of the fair value of his shares if the reorganization is effected. Such objection is not required from any shareholder who held MSB Fund shares as of the record date to whom MSB Fund did not give proper notice of the Meeting. A negative vote on the Proposal does not constitute a "written objection" required to be filed by a dissenting shareholder.

Within 10 days after the vote of shareholders authorizing the Proposal, MSB Fund must give written notice of such authorization to each dissenting shareholder who filed written objection or from whom written objection was not required. Any shareholder from whom written objection was not required and who elects to dissent from the Proposal must file with MSB Fund, within 20 days after the giving of such notice to him, a written notice of such election, stating his name and residence address, the number of shares as to which he dissents and a demand for payment of the fair value of his shares. At the time of filing the notice of election to dissent or within one month thereafter, the shareholder must submit the certificates, if any, representing his shares to MSB Fund or its transfer agent for notation thereon of the election to dissent, after which such certificates will be returned to the shareholder. Failure to submit the certificates for such notation may result in the loss of appraisal rights. Within 15 days after the expiration of the period within which shareholders may file their notices of election to dissent, or within 15 days after consummation of the reorganization, whichever is later (but not later than 90 days after the shareholders' vote authorizing the Proposal), MSB Fund must make a written offer (which if the reorganization has not been consummated, may be conditioned upon such consummation) to each shareholder who has filed such notice of election to pay for his shares at a specified price which MSB Fund considers to be their fair value. If MSB Fund fails to make the offer within such 15-day period, or if any dissenting shareholder fails to agree to it within 30 days after it is made, MSB Fund shall institute a judicial proceeding within 20 days after the expiration of the applicable period to determine the rights of dissenting shareholders and to fix the fair market value of their MSB Fund shares. If MSB Fund fails to institute such proceeding within such 20 day period, a dissenting shareholder may institute a proceeding for the same purpose not later than 30 days after the expiration of such 20 day period. If such proceeding is not instituted within such 30 day period, all dissenter's rights may be lost. A negative vote on the Proposal does not constitute a "written objection" required to be filed by a dissenting shareholder.

A vote in favor of the Proposal will constitute a waiver of appraisal rights. Because a proxy left blank will be voted FOR the Proposal, any MSB Fund shareholder who wishes to exercise his appraisal rights must either vote AGAINST the Proposal or abstain.

                      AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this 14th day of May, 2003, by and between John Hancock Capital Series, a Massachusetts business trust (the "Acquiring Trust"), on behalf of John Hancock Large Cap Select Fund (the "Acquiring Fund"), a series of the Acquiring Trust with its principal place of business at 101 Huntington Avenue, Boston, Massachusetts 02199, and M.S.B. Fund, Inc. (the "Acquired Fund") with its principal place of business at 200 Park Avenue, New York, NY 10166. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and each individually as a "Fund."


This Agreement is intended to be and is adopted as a plan of "reorganization" as such term is used in Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (1) the transfer of all of the assets of the Acquired Fund (other than Excluded Assets as defined in Section 1.2) to the Acquiring Fund in exchange solely for (A) the issuance of Class A shares of beneficial interest of the Acquiring Fund (collectively, the "Acquiring Fund Shares" and each, an "Acquiring Fund Share") to the Acquired Fund, and (B) the assumption by the Acquiring Fund of (i) the liabilities of the Acquired Fund that are included in the calculation of net asset value ("NAV") on the Closing Date set forth below (the "Closing Date") and (ii) the liabilities of the Acquired Fund on the Closing Date with respect to its investment operations that are both (a) not required by generally accepted accounting principles ("GAAP") to be included in the calculation of NAV and (b) are consistent with liabilities incurred by registered management investment companies in the ordinary course of their businesses (i.e., not including any extraordinary obligations, including, but not limited to legal proceedings, shareholder claims and distribution payments) (collectively, the "Assumed Liabilities"), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided herein, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, Acquiring Trust and the Acquired Fund are each registered investment companies classified as management companies of the open-end type, and the Acquired Fund owns securities that are generally assets of the character in which the Acquiring Fund is permitted to invest.

WHEREAS, the Acquiring Fund is authorized to issue shares of beneficial interest.

WHEREAS, the Board of Trustees of the Acquiring Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares, and the assumption of the Assumed Liabilities of the Acquired Fund by the Acquiring Fund are in the best interests of the Acquiring Fund shareholders.

WHEREAS, the Board of Directors of the Acquired Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares, and the assumption of the Assumed Liabilities of the Acquired Fund by the Acquiring Fund are in the best interests of the Acquired Fund shareholders.

NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND.

1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund will transfer all of its assets (other than Excluded Assets) as set forth in Paragraph 1.2 (the "Acquired Assets") to the Acquiring Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the "Securities Act"), liens for taxes not yet due and contractual restrictions on the transfer of the Acquired Assets) and the Acquiring Fund agrees in exchange therefor: (i) to issue to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined in the manner set forth in Paragraph 2.2; and (ii) to assume the Assumed Liabilities, as set forth in Paragraph 1.3. As used herein, "Excluded Assets" means (i) any "tail" or "run off" insurance acquired in connection with the Reorganization, (ii) the rights of the Acquired Fund under this Agreement; the rights of the Acquired Fund under agreements entered into with service providers solely to facilitate the termination of the Acquired Fund in accordance with this Agreement; and (iv) the rights of the Acquired Fund under the expense undertakings referred to in Section 9.2. Such transactions shall take place at the Closing (as defined in Paragraph 3.1 below). Prior to the Closing, the Acquired Fund shall estimate and accrue the expenses that the Acquired Fund anticipates that it will incur subsequent to the Closing in connection with the deregistration and termination of the Acquired Fund (other than expenses to be assumed as provided in Section 9.2) and the Acquiring Fund shall pay after the Closing Date any expense for which such an accrual has been made, up to the amount of such accrual.

1.2 (a) The Acquired Assets shall consist of all of the Acquired Fund's property (other than the Excluded Assets), including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights of the Acquired Fund, all other intangible property owned by the Acquired Fund, originals or copies of all books and records of the Acquired Fund, and all other assets of the Acquired Fund on the Closing Date. The Acquiring Fund shall also be entitled to receive (or to the extent agreed upon between the Acquired Fund and the Acquiring Trust, be provided access to) copies of all books and records that the Acquired Fund is required to maintain under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the rules of the Securities and Exchange Commission (the "Commission") thereunder.

(b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's securities and other assets as of the date immediately preceding the date of execution of this Agreement, and the Acquiring Fund has provided the Acquired Fund with a copy of the current fundamental investment policies and restrictions and fair value procedures applicable to the Acquiring Fund. The Acquired Fund reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of the Acquired Fund contained herein and made in connection with the issuance of the tax opinion provided for in Paragraph 8.5 hereof), but will not, without the prior approval of the Acquiring Fund, acquire any additional securities of the type in which the Acquiring Fund is not permitted to invest in accordance with its fundamental investment policies and restrictions that have been provided to the Acquired Fund in writing or any securities that are valued at "fair value" under the valuation procedures of either the Acquired Fund or the Acquiring Fund.

1.3 The Acquired Fund will endeavor to discharge all the Acquired Fund's known liabilities and obligations that are or will become due prior to the Closing. The Acquiring Fund shall assume all of the Assumed Liabilities at Closing.

1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund shall be liquidated and the Acquired Fund shall distribute pro rata to its shareholders of record (the "Acquired Fund Shareholders"), determined as of the close of regular trading on the New York Stock Exchange on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Such liquidation and distribution will be accomplished by the Acquired Fund instructing the Acquiring Fund to transfer the Acquiring Fund Shares then credited to the account of the Acquired Fund on the share records of the Acquiring Fund to open accounts on such share records in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquiring Fund Shares due to each such Shareholder. The Acquired Fund shall promptly provide the Acquiring Fund with evidence of such liquidation and distribution. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent for its Class A shares. If any Acquired Fund Shareholders holding certificates representing their ownership of shares of beneficial interest of the Acquired Fund do not surrender such certificates or deliver an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "Affidavit"), to John Hancock Signature Services, Inc. on or prior to the Closing Date, then unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered by an Acquired Fund Shareholder, dividends and other distributions payable by the Acquiring Fund subsequent to the Closing Date with respect to Acquiring Fund Shares shall be paid to such Acquired Fund Shareholder, but such Acquired Fund Shareholder may not redeem or transfer Acquiring Fund Shares received in the Reorganization. The Acquiring Fund will not issue share certificates in the Reorganization.

1.6 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7 The Acquired Fund shall effect, following the Closing Date, the transfer of the Acquired Assets by the Acquired Fund to the Acquiring Fund, and the distribution of the Acquiring Fund Shares by the Acquired Fund to the Acquired Fund Shareholders pursuant to Paragraph 1.5, and the Acquired Fund's existence as a management investment company organized as a corporation under the laws of the State of New York shall be terminated in accordance with the Acquired Fund's Certificate of Incorporation and By-Laws.

1.8 Any reporting responsibility of Acquired Fund, including, but not limited to, the responsibility for filing of regulatory reports, Tax Returns (as defined in Paragraph 4.1), or other documents with the Commission, any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2. VALUATION

2.1 The NAV of the Acquiring Fund Shares and the NAV of the Acquired Assets shall, in each case, be determined as of the close of business (4:00 p.m., Boston time) on the Closing Date (the "Valuation Time"). The NAV of each Acquiring Fund Share shall be computed by The Bank of New York (the "Acquiring Fund Custodian") in the manner set forth in the Acquiring Trust's Declaration of Trust as amended and restated (the "Declaration") or By-Laws, and the Acquiring Fund's then-current prospectus and statement of additional information; provided, however, if the Acquiring Fund has no assets as of the Closing Date, the NAV of each Acquiring Fund Share shall be the same as the NAV of each share of the Acquired Fund. The NAV of the Acquired Assets shall be computed by The Bank of New York (the "Acquired Fund Custodian") by calculating the value of the Acquired Assets and by subtracting therefrom the amount of the liabilities of the Acquired Fund on the Closing Date included on the face of the statement of assets and liabilities of the Acquired Fund delivered pursuant to Paragraph 5.7 (the "Statement of Assets and Liabilities"), said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information. The Acquiring Fund Custodian shall confirm the NAV of the Acquired Assets.

2.2 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Assets and the assumption of the Assumed Liabilities shall be determined by the Acquiring Fund Custodian by dividing the NAV of the Acquired Assets, as determined in accordance with Paragraph 2.1, by the NAV of each Acquiring Fund Share, as determined in accordance with Paragraph 2.1.

2.3 The Acquiring Fund and the Acquired Fund shall cause the Acquiring Fund Custodian and the Acquired Fund Custodian, respectively, to deliver a copy of its valuation report, reviewed by the Acquiring Fund's independent accountants, to the other party at Closing. All computations of value shall be made by the Acquiring Fund Custodian and the Acquired Fund Custodian in accordance with its regular practice as custodian and pricing agent for the Acquiring Fund and the Acquired Fund, respectively.

3. CLOSING AND CLOSING DATE

3.1 The Closing Date shall be August 22, 2003 or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of 5:00 p.m. (Eastern time) on the Closing Date unless otherwise provided (the "Closing"). The Closing shall be held at the offices of Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, or at such other place as the parties may agree.

3.2 Portfolio securities that are not held in book-entry form in the name of the Acquired Fund Custodian, as custodian of the Acquired Fund and as record holder for the Acquired Fund, shall be presented by the Acquired Fund to the Acquiring Fund Custodian for examination no later than three business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Acquiring Fund Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Acquired Fund Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Acquired Fund Custodian by recording the transfer of beneficial ownership thereof on the Acquired Fund Custodian's records.

3.3 The Acquiring Fund Custodian shall deliver within one business day after the Closing a certificate of an authorized officer stating that: (a) the Acquired Assets have been delivered in proper form to the Acquiring Fund on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made in conjunction with the delivery of portfolio securities as part of the Acquired Assets. Any cash delivered shall be in the form of currency or by the Acquired Fund Custodian crediting the Acquiring Fund's account maintained with the Acquiring Fund Custodian with immediately available funds by wire transfer pursuant to instructions delivered prior to Closing.

3.4 In the event that on the Closing Date (a) the New York Stock Exchange is closed to trading or trading thereon is restricted, or (b) trading or the reporting of trading on such exchange or elsewhere is disrupted so that accurate appraisal of the NAV of the Acquiring Fund Shares or the Acquired Assets pursuant to Paragraph 2.1 is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.5 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares of beneficial interest of the Acquired Fund owned by each such Acquired Fund Shareholder as of the Valuation Time, certified by the President or a Secretary of the Acquired Fund and its Treasurer, Secretary or other authorized officer (the "Shareholder List") as being an accurate record of the information (a) provided by the

Acquired Fund Shareholders, (b) provided by the Acquired Fund Custodian, or (c) derived from the Acquired Fund's records by such officers or one of the Acquired Fund's service providers. The Acquiring Fund shall issue and deliver to the Acquired Fund at the Closing (i) an instrument of assumption satisfactory to the Acquired Fund assuming all the Assumed Liabilities and (ii) a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES

4.1 Except as set forth on Schedule 4.1 hereto, the Acquired Fund represents and warrants and to the Acquiring Fund, which representations and warrantees will be true and correct on the date hereof and at the time of the Closing on the Closing Date as though made on and as of the time of the Closing on the Closing Date, as follows:

(a) The Acquired Fund is a corporation validly existing and in good standing under the laws of the State of New York and has the corporate power to own all of its properties and assets and, subject to approval by the Acquired Fund Shareholders, to perform its obligations under this Agreement. The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

(b) The Acquired Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect. The Acquired Fund is a diversified investment company under the Investment Company Act;

(c) The Acquired Fund is not in violation in any material respect of, and the execution, delivery of this Agreement and performance of its obligations under this Agreement will not result in a violation in any material respect of, any provision of the Acquired Fund's Certificate of Incorporation or By-Laws or any agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Fund to which the Acquired Fund is a party or by which the Acquired Fund or its assets are bound;

(d) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of the Acquired Fund's properties or assets. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings. The Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquired Fund's business or its ability to consummate the transactions herein contemplated or would be binding upon the Acquiring Fund as the successor to the Acquired Fund;

(e) Except as set forth on Schedule 4.1(e), the Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement or agreements with service providers solely for the purpose of facilitating the termination of the Acquired Fund) which will not be terminated at or prior to the Closing Date, and no such termination will result in material liability to the Acquired Fund or the Acquiring Fund;

(f) The statement of assets and liabilities of the Acquired Fund, and the related statements of income and changes in net asset value as of and for the period ended December 31, 2002, have been audited by Ernst & Young LLP, independent auditors, and are in accordance with GAAP consistently applied and fairly present, in all material respects, the financial condition of the Acquired Fund as of such dates and the results of its operations for the periods then ended, and all known liabilities, whether actual or contingent, of the Acquired Fund required to be disclosed therein as of the respective dates thereof are disclosed therein. The Statement of Assets and Liabilities of the Acquired Fund to be delivered as of the Closing Date pursuant to Paragraph 5.7 will be in accordance with GAAP consistently applied and will fairly present, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended. Except for the Assumed Liabilities and subject to the undertakings referenced in Section 9.2, the Acquired Fund will not have any known or contingent liabilities on the Closing Date. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Acquired Fund has been disclosed in the Acquired Fund's reports on Form N-SAR or Form N-CSR to enable the chief executive officer and chief financial officer or other officers of the Acquired Fund to make the certifications required by the Sarbanes-Oxley Act, and no deficiency, weakness, fraud, change, event or other factor exists in the Acquired Fund's internal controls that would require the Acquiring Fund to make any such disclosure in the Acquiring Fund's Form N-CSR after the Closing Date;

(g) Since December 31, 2002, except as specifically disclosed in the Acquired Fund's prospectus or statement of additional information as in effect on the date of this Agreement, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquired Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g), a decline in NAV per share of the Acquired Fund arising out of its normal investment operations or a decline in market values of securities in the Acquired Fund's portfolio or a decline in net assets of the Acquired Fund as a result of redemptions shall not constitute a material adverse change;

(h) (A) For each taxable year of its operation since its inception (including the current taxable year), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such and will qualify as such as of the time of the Closing on the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Acquired Fund has not taken any action which has caused or will cause the Acquired Fund to fail to qualify as a regulated investment company under the Code for any taxable period ending on or prior to the Closing Date.

         (B) Within the times and in the manner prescribed by law, the Acquired Fund has filed all material Tax Returns required to be filed by it, and all such Tax Returns were complete and accurate in all material respects. The Acquired Fund has timely paid, in the manner prescribed by law, all the Acquired Fund's due and payable Taxes (as defined below);

         (C) All Tax Returns filed by the Acquired Fund constitute complete and accurate reports in all material respects of the respective Tax liabilities of the Acquired Fund or, in the case of information returns and payee statements, the amounts required to be reported and accurately set forth all items required to be included or reflected in such returns except for such instances of misreporting with respect to which, individually or in the aggregate, the Acquired Fund is not required to notify any shareholder or any governmental or regulatory authority or agency;

         (D) The Acquired Fund has not waived or extended any applicable statute of limitations relating to the assessment of federal, state, local or foreign Taxes;

         (E) The Acquired Fund has not been notified that any examinations of the federal, state, local or foreign Tax Returns of the Acquired Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquired Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and no such deficiency has been proposed or threatened. The Acquired Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquired Fund was required to file any Tax Return that was not filed; and the Acquired Fund does not know of any basis upon which a jurisdiction could assert such a position;

         (F) The Acquired Fund has no actual or, in the knowledge of the Acquired Fund, any potential liability for any Tax obligation of any taxpayer other than itself. Acquired Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquired Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

         (G) The unpaid Taxes of the Acquired Fund for tax periods ending on or before the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth on the Statement of Assets and Liabilities (rather than in any notes thereto). All Taxes that the Acquired Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been paid to the proper court, arbitrational tribunal, administrative agency or commission or other governmental or regulatory authority or agency;

         (H) The Acquired Fund has delivered to Acquiring Fund or made available to Acquiring Fund complete and accurate copies of all Tax Returns of the Acquired Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations;

         (I) The Acquired Fund has not undergone, has not agreed to undergo, and is not required to undergo, on account of operations or transactions before the Closing, a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquired Fund will not be required to include any material item of income in, or exclude any material item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local or foreign income Tax law); (ii) "closing agreement" as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

         (J) The Acquired Fund has not taken or agreed to take any action that would prevent the Reorganization from constituting a reorganization qualifying under Section 368(a) of the Code. The Acquired Fund is not aware of any agreement, plan or other circumstance that would prevent the Reorganization from qualifying as a reorganization under Section 368(a) of the Code;

         (K) There are no material liens on the assets of the Acquired Fund relating to or attributable to Taxes, except for Taxes not yet due and payable;

         (L) The Tax bases of the assets of the Acquired Fund are accurately reflected in all material respects on the Acquired Fund's Tax books and records;

         (M) The Acquired Fund does not own any interest in an entity that is characterized as a partnership for federal income tax purposes;

         (N) The Acquired Fund's Tax attributes are not limited under the Code (including but not limited to any capital loss carryforward limitations under Section 382 or 383 of the Code and the Treasury Regulations thereunder) or comparable provisions of state law; and

         (O) For purposes of this Agreement, "Taxes" shall mean all taxes, charges, fees, levies or other similar assessments or liabilities, including without limitation income, gross receipts, ad valorem, premium, value-added, excise, real property, personal property, sales, use, transfer, withholding, employment, unemployment, insurance, social security, business license, business organization, environmental, workers compensation, payroll, profits, license, lease, service, service use, severance, stamp, occupation, windfall profits, customs, duties, franchise and other taxes imposed by the United States of America or any state, local or foreign government, or any agency thereof, or other political subdivision of the United States or any such government, and any interest, fines, penalties, assessments or additions to tax resulting from, attributable to or incurred in connection with any tax or any contest or dispute thereof; and "Tax Returns" shall mean all reports, returns, declarations, statements or other information required to be supplied to a governmental or regulatory authority or agency, or to any other person, in connection with Taxes and any associated schedules or work papers produced in connection with such items.

(i) The authorized capital of the Acquired Fund consists of 515,000,000 shares of common stock, at $0.001 par value, divided into five classes. All issued and outstanding shares of common stock of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Fund. All of the issued and outstanding shares of common stock of the Acquired Fund will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.5 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of common stock of the Acquired Fund, nor is there outstanding any security convertible into any of its shares of common stock of the Acquired Fund;

(j) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Assets, and full right, power and authority to sell, assign, transfer and deliver the Acquired Assets to the Acquiring Fund, and, upon delivery and payment for the Acquired Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

(k) The Acquired Fund has the corporate power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement by the Acquired Fund has been duly authorized by all necessary action on the part of the Acquired Fund's Board of Directors, and, subject to the approval of the Acquired Fund Shareholders, assuming due authorization, execution and delivery by the Acquiring Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

(l) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of the Acquired Fund shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

(m) The information included in the proxy statement (the "Proxy Statement") forming part of the Acquiring Trust's Registration Statement on Form N-14 filed in connection with this Agreement (the "Registration Statement") that has been furnished by the Acquired Fund to the Acquiring Fund for inclusion in the Registration Statement, on the effective date of that Registration Statement and on the Closing Date, will conform in all material respects to the applicable requirements of the Securities Act, the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the Investment Company Act and the rules and regulations of the Commission thereunder and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n) Upon the effectiveness of the Registration Statement, no consent, approval, authorization or order of any court or governmental authority is required on the part of the Acquired Fund for the consummation by the Acquired Fund of the transactions contemplated by this Agreement;

(o) All of the issued and outstanding shares of common stock of the Acquired Fund have been offered for sale and sold in conformity in all material respects with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Fund;

(p) The prospectus and statement of additional information of the Acquired Fund, each dated May 1, 2003 (collectively, the "Acquired Fund Prospectus"), and any amendments or supplements thereto, furnished to the Acquiring Fund, conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not misleading;

(q) The Acquired Fund currently complies in all material respects with, and, to the knowledge of the Acquired Fund, since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws, and all other applicable federal and state laws or regulations. The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquired Fund. All advertising and sales material used by the Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD") and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquired Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

(r) The Acquired Fund has previously provided to the Acquiring Fund (and at the Closing will provide an update through the Closing Date of such information) data which supports a calculation of the Acquired Fund's total return for all periods since the organization of the Acquired Fund. Such data has been prepared in accordance in all material respects with the requirements of the Investment Company Act and the regulation thereunder and the rules of the NASD;

(s) Neither the Acquired Fund nor, to the knowledge of the Acquired Fund, any "affiliated person" of the Acquired Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act or been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940, as amended (the "Investment Adviser Act") or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

(t) The Acquired Fund Tax Representation Certificate to be delivered by the Acquired Fund to the Acquiring Fund and Hale and Dorr LLP at the Closing pursuant to Paragraph 7.4 (the "Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. The Acquired Fund does not know as of the date of this Agreement of any redemption that would be required to be disclosed on a schedule to the Acquired Fund Tax Representation Certificate.

4.2 Except as set forth on Schedule 4.2 hereto, the Acquiring Trust, for itself and on behalf of the Acquiring Fund represents and warrants to the Acquired Fund, which representations and warranties will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

(a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and to perform the obligations under this Agreement. Neither the Acquiring Trust nor the Acquiring Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Acquiring Trust and the Acquiring Fund have all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted. The Acquiring Fund is a series of the Acquiring Trust and will have no issued or outstanding shares prior to the Closing Date other than those issued to John Hancock Advisers, LLC (or one of its affiliates);

(b) The Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

(c) The Acquiring Trust's post-effective amendment to its registration statement on Form N-1A that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of its date and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

(d) The Registration Statement, the Proxy Statement, prospectus and statement of additional information with respect to the Acquiring Fund, each dated June 23, 2003, and any amendments or supplements thereto on or prior to the Closing Date included in the Registration Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations of the Commission thereunder. Neither the Registration Statement nor the Proxy Statement nor the prospectus and statement of additional information with respect to the Acquiring Fund (any amendments or supplements thereto on or prior to the Closing Date) included in the Registration Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) includes, or as of the Closing Date will include, any untrue statement of a material fact or omits to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e) The Acquiring Trust and the Acquiring Fund are not in violation of, and the execution and delivery of this Agreement and performance of their obligations under this Agreement will not result in a violation of, any provisions of the Acquiring Trust's Declaration or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to which the Acquiring Trust or the Acquiring Fund is a party or by which the Acquiring Trust or the Acquiring Fund or any of their assets is bound;

(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Acquiring Trust or the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Acquiring Trust knows of no facts which might form the basis for the institution of such proceedings. Neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquiring Fund's business or its ability to consummate the transactions contemplated herein;

(g) The Acquiring Fund intends to elect to qualify as a regulated investment company under Section 851 of the Code. The Acquiring Fund is and as of and after the Closing will be a "fund" as defined in Section 851(g)(2) of the Code. The Acquiring Fund currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquiring Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquiring Trust with respect to the Acquiring Fund. All advertising and sales material used by the Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the NASD and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquiring Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

(h) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value per share. As of the Closing Date, the Acquiring Fund will be authorized to issue an unlimited number of shares of beneficial interest, no par value per share. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement, will have been duly authorized on the Closing Date and, when so issued and delivered, will be issued in compliance with all applicable federal and sate securities laws and will be duly and validly issued, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any of the Acquiring Fund Shares;

(i) The Acquiring Trust has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement by the Acquiring Trust and/or the Acquiring Fund has been duly authorized by all necessary action on the part of the Acquiring Trust, the Acquiring Fund and their Board of Trustees, and, assuming due authorization, execution and delivery by the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquiring Trust and Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

(j) The information to be furnished by the Acquiring Trust, the Acquiring Fund or John Hancock Advisers, LLC for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

(k) No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by the Agreement by the Acquiring Fund or the Acquiring Trust, except for the registration of the Acquiring Fund Shares under the Securities Act and the Investment Company Act;

(l) Neither the Acquiring Fund nor, to the knowledge of the Acquiring Fund, any "affiliated person" of the Acquiring Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquiring Fund, has any affiliated person of the Acquiring Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

(m) The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund and Hale and Dorr LLP at Closing pursuant to Section 6.3 (the "Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

(n) Neither the Acquiring Trust nor the Acquiring Fund has taken, or caused to be taken, or agreed to take, or caused to be taken, any action that would prevent the Reorganization from constituting a reorganization qualifying under Section 368(a) of the Code. The Acquiring Trust is not aware of any agreement, plan or other circumstance that would prevent the Reorganization from qualifying as a reorganization under Section 368(a) of the Code.

(o) Prior to the Closing, the Acquiring Fund shall not have commenced investment operations and shall not have conducted any business, except for business in connection with its organization or incidental to the performance of its obligations under this Agreement.

(p) The Statement of Assets and Liabilities of the Acquiring Fund delivered pursuant to Section 5.8 will fairly present in all material respects the financial condition of the Acquiring Fund as of that date.

5.   COVENANTS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1 Except as contemplated by this Agreement, the Acquired Fund will operate the Acquired Fund's business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of dividends and distributions determined by the Acquired Fund to be necessary or advisable (except to the extent dividends or distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in paragraph 8.5 hereof), in each case payable either in cash or in additional shares.

5.2 The Acquired Fund will call a special meeting of Acquired Fund Shareholders to consider approval of this Agreement and act upon the matters set forth in the Proxy Statement.

5.3 The Acquiring Trust will prepare the notice of meeting, form of proxy and Proxy Statement (collectively, "Proxy Materials") to be used in connection with such meeting, and will promptly prepare and file with the Commission the Registration Statement on Form N-14 relating to the Reorganization. The Acquired Fund will provide the Acquiring Trust with information reasonably necessary for the preparation of the Registration Statement in compliance with the Securities Act, the Exchange Act, and the Investment Company Act. The Acquiring Trust and Acquiring Fund will provide the Acquired Fund and its counsel with the substance of communications received from the staff of the Commission with regard to the Registration Statement, and the parties will cooperate in revising, if necessary, the Registration Statement to comply with such comments.

5.4 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.5 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requires concerning the beneficial ownership of the Acquired Fund's shares.

5.6 Subject to the provisions of this Agreement, each of the Acquired Fund and the Acquiring Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

5.7 The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date setting forth the NAV of the Acquired Assets and the Assumed Liabilities as of the Valuation Time, which statement shall be prepared in accordance with GAAP consistently applied and certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 30 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund under the Code, and which statement will be certified by the Treasurer of the Acquired Fund.

5.8 The Acquiring Fund shall furnish to the Acquired Fund on the Closing Date the Statement of Assets and Liabilities of the Acquiring Fund as of the Closing Date setting forth the NAV of the Acquiring Fund's assets and liabilities as of the Valuation Time, which statement shall be certified by the Acquiring Trust's Treasurer or Assistant Treasurer

5.9 Neither the Acquired Fund nor the Acquiring Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate, and with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate.

5.10 The Acquired Fund shall maintain errors and omissions insurance covering management to the Acquired Fund prior to and including the Closing Date.

5.11 From and after the date of this Agreement, each of the Funds and the Acquiring Trust and the Trust shall use its commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken which action or failure to act could prevent the Reorganization from qualifying as a reorganization under the provisions of Section 368(a) of the Code. The parties hereto hereby adopt this Agreement as a "plan of reorganization" within the meaning of Sections 1.368-2(g) and 1.368-3(a) of the income tax regulations promulgated under the Code. Unless otherwise required pursuant to a "determination" within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and shall not take any position inconsistent with such treatment.

5.12 From and after the date of this Agreement and through the time of the Closing on the Closing Date, the Acquired Fund shall use its commercially reasonable efforts to cause the Acquired Fund to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken which action or failure to act could prevent the Acquired Fund from qualifying as a regulated investment company under the provisions of Subchapter M of the Code. From and after the date of this Agreement, the Acquiring Trust shall use its commercially reasonable efforts to cause the Acquiring Fund to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken which action or failure to act could prevent the Acquiring Fund from qualifying, as a regulated investment company under the provisions of Subchapter M of the Code.

5.13 Acquired Fund shall prepare, or cause to be prepared, any Tax Returns of the Acquired Fund for its taxable year that ends on or before the Closing Date and shall timely file, or cause to be timely filed, such Tax Returns.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquiring Fund and the Acquiring Trust of all the obligations to be performed by them hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Acquired Fund in writing:

6.1 All representations and warranties by or on behalf of the Acquiring Trust and the Acquiring Fund contained in this Agreement shall be true and correct in all material respects (without giving effect to any materiality qualification included in such representation and warranties) as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by the Acquiring Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust on behalf of the Acquiring Fund made in this Agreement are true and correct in all material respects (without giving effect to any materiality qualification included in such representation and warranties) at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to closing in this Section 6 have been met, and as to such other matters as the Acquired Fund shall reasonably request;

6.3 The Acquiring Fund shall have delivered to the Acquired Fund and Hale and Dorr LLP an Acquiring Fund Tax Representation Certificate, satisfactory to the Acquired Fund, substantially in the form attached to this Agreement as Annex A, concerning certain tax-related matters with respect to the Acquiring Fund; and

6.4 The Board of Trustees of the Acquiring Trust shall have determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.

6.5 The Acquired Fund shall have received an opinion of counsel, who may be an employee or officer of John Hancock Advisers, LLC, dated as of the Closing Date in form and substance reasonably satisfactory to the Acquired Fund to the effect that (a) the Acquiring Trust is a business trust validly existing under the laws of Massachusetts, (b) the Acquiring Fund is a legally designated, separate series of the Acquiring Trust, (c) the Acquiring Fund Shares to be issued to the Acquiring Fund and credited to the accounts of the Acquiring Fund Shareholders pursuant to this Agreement are duly registered under the Securities Act on the appropriate form and are duly authorized and upon issuance will be validly issued and outstanding in fully paid and non-assessable and (d) each of the Registration Statement and Acquiring Trust's post-effective amendment to its registration statement on Form N-1A reflecting the creation of the Acquiring Fund has become effective with the Commission and, to the best of such counsel's knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened.

6.6 The Acquiring Trust on behalf of the Acquiring Fund and John Hancock Advisers, LLC shall have entered into an investment advisory agreement, and John Hancock Advisers, LLC and Shay Assets Management, Inc. shall have entered into a subadvisory agreement with respect to the management of the investment portfolio of the Acquired Fund and with such agreement to be effective no later than the Closing.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquiring Fund in writing:

7.1 All representations and warranties by the Acquired Fund contained in this Agreement shall be true and correct in all material respects (without giving effect to any materiality qualification included in such representations and warranties) as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement or set forth in writing in a disclosure schedule delivered to the Acquiring Fund prior to the execution of this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2 The Acquired Fund shall have delivered to the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund pursuant to Paragraph 5.7, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Acquired Fund's Treasurer or Assistant Treasurer;

7.3 The Acquired Fund, shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the name of the Acquired Fund by its President or Secretary and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund contained in this Agreement are true and correct in all material respects (without giving effect to any materiality qualification included in such representation and warranties) at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement or set forth in writing in a disclosure schedule delivered to the Acquiring Fund prior to the execution of this Agreement, that each of the conditions to closing in this
Section 7 have been met, and as to such other matters as the Acquiring Fund shall reasonably request;

7.4 The Acquired Fund shall have delivered to the Acquiring Fund and Hale and Dorr LLP an Acquired Fund Tax Representation Certificate, satisfactory to the Acquiring Fund, substantially in the form attached to this Agreement as Annex B, concerning certain tax-related matters with respect to the Acquired Fund; and

7.5 The Board of Directors of the Acquired Fund shall have determined that the Reorganization is in the best interests of the Acquired Fund and that the interests of the existing the Acquired Fund Shareholders would not be diluted as a result of the Reorganization.

8. FURTHER CONDITIONS PRECEDENT

If any of the conditions set forth below are not satisfied as of the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Acquired Fund Shareholders in accordance with the provisions of the Acquired Fund's Certificate of Incorporation and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this Paragraph 8.1;

8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

8.4 Each of the Acquiring Trust's Registration Statement on Form N-14 and the post-effective amendment to the Acquiring Trust's Registration Statement on Form N-1A adding the Acquiring Fund as a series of the Acquiring Trust (and reflecting the Acquiring Fund as the accounting successor of the Acquired Fund) shall have become effective under the Securities Act and no stop orders suspending the effectiveness of either of such Registration Statements shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

8.5 The parties shall have received an opinion of Hale and Dorr LLP, satisfactory to the Acquired Fund and the Acquiring Trust, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of the Acquired Assets solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of the Assumed Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their shares of beneficial interest of the Acquired Fund and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code. Notwithstanding anything herein to the contrary, neither of the Acquiring Trust and the Acquired Fund may waive the conditions set forth in this Paragraph 8.5.

9. BROKERAGE FEES AND EXPENSES

9.1 Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2 The parties have been informed by John Hancock Advisers, LLC that it will pay the expenses of the Acquired Fund incurred by or on behalf of the Acquired Fund in connection with the Reorganization; provided, that John Hancock Advisers, LLC will not pay for any such expenses beyond the aggregate amount of $200,000. The parties have been informed by Shay Assets Management, Inc. that it will pay any expenses incurred by or on behalf of the Acquired Fund in connection with the Reorganization in excess of $200,000.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Acquiring Fund and the Acquired Fund each agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations and warranties contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder and consequently, after the Closing, no party shall have recourse against any other party (or John Hancock Advisers LLC) with respect to a breach of such representation and warranties.

11. TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

(a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date that has not been cured within ten (10) business days after written notice thereof;

(b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

(c) by resolution of the Acquiring Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders;

(d) by resolution of the Acquired Fund's Board of Directors if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund or the Acquired Fund Shareholders; or

(e) if the transactions contemplated by this Agreement shall not have occurred on or prior to December 31, 2003 or such other date as the parties may mutually agree upon in writing.

11.2 In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Trust, the Acquiring Fund, or the Acquired Fund, or the Trustees, directors or officers of the Acquiring Trust or the Acquired Fund, but, subject to Paragraph 9.2, each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12. AMENDMENTS
This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Trust; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund Shareholders under this Agreement to the detriment of the Acquired Fund Shareholders without their further approval; provided that nothing contained in this Section 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13. NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to (i) the Acquired Fund, c/o Joseph R. Ficalora, New York Community Bank, 615 Merrick Avenue, Westbury, NY 11590, with copies to Shay Assets Management, Inc., 230 West Monroe Street, Chicago, Illinois 60606, Attention: Edward E. Sammons, Jr., Vice President, and Hughes Hubbard & Reed LLP, One Battery Park Plaza, New York, New York, Attention: James
H. Bluck, Esq., and (ii) the Acquiring Fund c/o John Hancock Advisers, LLC, 101 Huntington Avenue, Boston, Massachusetts 02199, Attention: Maureen R. Ford, with copies to Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109,
Attention: David C. Phelan, Esq.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT
14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5 It is expressly agreed that the obligations of the Acquiring Trust or the Acquired Fund shall not be binding upon any of their respective trustees, directors, shareholders, nominees, officers, agents or employees personally, but bind only to the property of the Acquiring Fund or the Acquired Fund, as the case may be, as provided in the instruments governing the Acquiring Trust and the Acquired Fund, respectively. The execution and delivery of this Agreement have been authorized by the trustees of the Acquiring Trust and the directors the Acquired Fund, and this Agreement has been executed by the authorized officers of the Acquiring Trust and the Acquired Fund, and neither such authorization by such trustees and directors nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or shall impose any liability on any of them personally, but shall bind only the property of the Acquiring Fund and the Acquired Fund, as the case may be, as provided in the instruments governing the Acquiring Trust and the Acquired Fund, respectively.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.






Attest:                               M.S.B. FUND, INC.



By:_____________________________      By:_______________________________________

Name:                                 Name:

Title:                                Title:







Attest: JOHN HANCOCK CAPITAL SERIES, on behalf of JOHN HANCOCK LARGE CAP SELECT FUND




By:_____________________________      By:_______________________________________

Name:  Susan S. Newton                Name:  Maureen R. Ford

Title:  Secretary                     Title:  Chairman, President and
                                              Chief Executive Officer

                                             VOTE  TODAY BY MAIL, TOUCH-TONE
                                             PHONE OR THE INTERNET CALL TOLL-
                                             FREE 1-888-221-0697 OR LOG ON TO
                                             www.proxyweb.com





M.S.B. FUND, INC
SPECIAL MEETING OF SHAREHOLDERS- August 20, 2003
PROXY SOLICITATION BY THE BOARD OF TRUSTEES


         The undersigned, revoking previous proxies, hereby appoint(s) ____________________________ with full power of substitution in each, to vote all the shares of beneficial interest of M.S.B. Fund, Inc. (your fund) which the undersigned is (are) entitled to vote at the Special Meeting of Shareholders (the "Meeting") of your fund to be held at the offices of Hale and Dorr LLP, 300 Park Avenue, New York , NY 10022, on August 20, 2003 at 11:00 a.m., Eastern time, and any adjournment(s) of the Meeting. All powers may be exercised by a majority of all proxy holders or substitutes voting or acting, or, if only one votes and acts, then by that one. Receipt of the Proxy Statement dated June 27, 2003 is hereby acknowledged.


                                      Date________________________________, 2003


                                      PLEASE SIGN, DATE AND RETURN
                                      PROMPTLY IN ENCLOSED ENVELOPE

                                   ---------------------------------------------

                                   ---------------------------------------------

                                               Signature(s)

                                   NOTE: Signature(s) should agree with the name(s) printed herein. When signing as attorney, executor, administrator, trustee or guardian, please give your full name as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

                                             VOTE THIS PROXY CARD TODAY!
                                             YOUR PROMPT RESPONSE WILL SAVE
                                             THE EXPENSE OF ADDITIONAL MAILINGS



THIS PROXY WILL BE VOTED IN FAVOR OF ("FOR") PROPOSAL 1 IF NO SPECIFICATION IS MADE BELOW. AS TO ANY OTHER MATTER, THE PROXY OR PROXIES WILL VOTE IN ACCORDANCE WITH THEIR BEST JUDGEMENT.


              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.


 (1) To approve an Agreement and Plan of Reorganization between M.S.B. Fund, Inc. (your fund) and John Hancock Large Cap Select Fund (the "John Hancock Fund"). Under this Agreement, as more fully described in the accompanying proxy statement, your fund will transfer all of its assets to the John Hancock Fund in exchange for Class A shares of the John Hancock Fund, a newly-created fund with substantially similar investment objectives and policies as your fund.

             FOR [ ]               AGAINST [ ]           ABSTAIN [ ]



           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD

--------------------------------------------------------------------------------
                         Internet Proxy Voting Service
--------------------------------------------------------------------------------

Please Enter Control Number from Your Proxy Card: [  ] [  ] [   ] [   ] [   ]

Check here [ ] to vote all proposals as the Board recommends, then click the VOTE button below.

                                      -OR-

         To vote each proposal separately, click the VOTE button only.

                                     [VOTE]

proxyweb.com is a service of: MIS, an ADP company

Full service proxy specialists

This site is best viewed using Netscape or Internet Explorer version 3.0 or higher and using a display resolution of 800 600.

   John Hancock
------------------
JOHN HANCOCK FUNDS

                          Internet Proxy Voting Service
                               Proxy Voting Form
                               John Hancock Funds
                                M.S.B. Fund, Inc.

THE TRUSTEES RECOMMEND A VOTE "FOR" THE FOLLOWING PROPOSAL.

Proposal 1. To approve an Agreement and Plan of          oFOR  oAGAINST oABSTAIN
            Reorganization between M.S.B. Fund,
            Inc. (your fund) and John Hancock
            Large Cap Select Fund (the "John Hancock
            Fund"). Under the Agreement, as more
            fully described in the accompanying proxy statement, your fund will transfer all of its assets to the John Hancock Fund in exchange for Class A shares of the John
            Hancock Fund, a newly-created fund with
            substantially similar investment objectives and policies as your fund.



--------------------------------------------------------------------------------
Please refer to the proxy statement for discussion of each of these matters.
If not revolked, this proxy shall be voted "FOR" the proposal. Thank you for voting.
--------------------------------------------------------------------------------

For an optional email confirmation, please enter your email address here: [    ]

                 Press this button to [SUBMIT] your Proxy Vote.

Please review your selections carefully before voting.
If you vote more than once on the same Proxy, only your last (most recent) vote will be considered valid.

   John Hancock
------------------
JOHN HANCOCK FUNDS

                         Internet Proxy Voting Service
                               Proxy Voting Form
                               John Hancock Funds
                                M.S.B. Fund, Inc.

--------------------------------------------------------------------------------
                    Thank you! Your vote has been submitted
--------------------------------------------------------------------------------

THE TRUSTEES RECOMMEND A VOTE "FOR" THE FOLLOWING PROPOSAL.

Proposal 1. To approve an Agreement and Plan of          oFOR
            Reorganization between M.S.B. Fund,
            Inc. (your fund) and John Hancock
            Large Cap Select Fund (the "John Hancock
            Fund"). Under the Agreement, as more
            fully described in the accompanying proxy statement, your fund will transfer all of its assets to the John Hancock Fund in exchange for Class A shares of the John
            Hancock Fund, a newly-created fund with
            substantially similar investment objectives and policies as your fund.

Please refer to the proxy statement for discussion of each of these matters.

--------------------------------------------------------------------------------

[Change Vote]    [Exit Internet Proxy Voting Service]    [Vote Another Proxy]

                       JOHN HANCOCK LARGE CAP SELECT FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                  June 23, 2003

This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the related Prospectus (also dated June 23, 2003) which covers Class A shares of beneficial interest of John Hancock Large Cap Select Fund to be issued in exchange for shares of beneficial interest of M.S.B. Fund, Inc. Please retain this Statement of Additional Information for further reference.

The Prospectus is available to you free of charge (please call 1-312-214-6590).



EXHIBITS...................................................................1

INTRODUCTION...............................................................1

INCORPORATION BY REFERENCE.................................................1

ADDITIONAL INFORMATION ABOUT M.S.B. FUND, INC..............................1

         FUND HISTORY......................................................1

         DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS..................1

         CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...............2

         INVESTMENT ADVISORY AND OTHER SERVICES............................2

         BROKERAGE ALLOCATION AND OTHER PRACTICES..........................2

         CAPITAL STOCK AND OTHER SECURITIES................................2

         PURCHASE, REDEMPTION AND PRICING OF SHARES........................2

         TAXATION OF THE FUND..............................................2

         UNDERWRITERS......................................................2

         CALCULATION OF PERFORMANCE DATA...................................2

         FINANCIAL STATEMENTS..............................................2

ADDITIONAL INFORMATION ABOUT JOHN HANCOCK LARGE CAP SELECT FUND............1

         FUND HISTORY......................................................3

         DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS..................3

         MANAGEMENT OF JOHN HANCOCK LARGE CAP SELECT FUND..................3

         CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...............3

         INVESTMENT ADVISORY AND OTHER SERVICES............................3

         BROKERAGE ALLOCATION AND OTHER PRACTICES..........................3

         CAPITAL STOCK AND OTHER SECURITIES................................3

         PURCHASE, REDEMPTION AND PRICING OF SHARES........................3

         TAXATION Of THE FUND..............................................3

         UNDERWRITERS......................................................4

         CALCULATION OF PERFORMANCE DATA...................................4

         FINANCIAL STATEMENTS..............................................4

                                    EXHIBITS

   The following documents are attached as exhibits to this Statement of Additional Information ("SAI"):

         Exhibit A - SAI, dated June 23, 2003, of John Hancock Large Cap Select Fund (the "John Hancock Fund")

         Exhibit B - SAI, dated May 1, 2003, of M.S.B. Fund, Inc.
         (the "MSB Fund ")

         Exhibit C - Annual Report, dated December 31, 2002, of MSB Fund

         Pro forma financial statements are not included since MSB Fund is being combined with John Hancock Large Cap Select Fund, which is newly created and does not have material assets or liabilities.


                                  INTRODUCTION

   This Statement of Additional Information is intended to supplement the information provided in a Proxy Statement and Prospectus dated June 27, 2003 (the "Proxy Statement and Prospectus") relating to the proposed reorganization of MSB Fund into John Hancock Fund in connection with the solicitation by the management of MSB Fund of proxies to be voted at the Meeting of Shareholders of MSB Fund to be held on August 20, 2003.


                           INCORPORATION BY REFERENCE

The following documents are incorporated by reference into this SAI:

o The MSB Fund SAI (file no. 002-22542), filed with the Securities and Exchange Commission on April 30, 2003 (accession Number: 0000950137-03-002548)
o Annual Report for the period ended December 31, 2002 of MSB Fund (file no. 811-1273 ), filed with the Securities and Exchange Commission on March 3, 2003 (accession number: 000095017-03-001244)
o The John Hancock Fund SAI (file no. 2-29502), filed with the Securities and Exchange Commission on May 21, 2003 (accession number: 0001010521-03-000148)

                          ADDITIONAL INFORMATION ABOUT
                                    MSB FUND


                                  FUND HISTORY

   For additional information about MSB Fund generally and its history, see "The Fund" in the MSB Fund SAI.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

   For additional information about the MSB Fund's investment objective, policies, risks and restrictions, see "Investment Objective, Policies and Risks" in the MSB Fund SAI.

   For additional information about MSB Fund's Board of Directors, and the officers and management personnel of MSB Fund, see "Officers and Directors of the Fund" in the MSB Fund SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

   For additional information about ownership of shares of MSB Fund, see "Directors' and Officers' Investment in the Fund" in the MSB Fund SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

   For additional information about advisory and other services, see "Investment Advisory and Other Services", "Investment Adviser", "Administrator, Transfer Agent and Custodian" and "Distributor" in the MSB Fund SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

   For additional information about MSB Fund's brokerage allocation practices, see "Purchase and Sale of Portfolio Securities" in the MSB Fund SAI.

CAPITAL STOCK AND OTHER SECURITIES

   For additional information about the voting rights and other characteristics of MSB Fund's shares, see "Description of Capital Stock" in the MSB Fund SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

   For additional information about share purchase, redemption and pricing of MSB Fund shares, see "Purchase and Redemption of Shares" in the MSB Fund SAI.

TAXATION OF THE FUND

   For additional information about tax matters, see "Income Tax Status, Dividends, and Distributions" in the MSB Fund SAI.

UNDERWRITERS

   For additional information, see "Distributor" in the MSB Fund SAI.

CALCULATION OF PERFORMANCE DATA

   For additional information about the investment performance of MSB Fund, see "Performance Information" in the MSB Fund SAI.

FINANCIAL STATEMENTS

   For additional information, see "Financial Statements" in the MSB Fund SAI.

                          ADDITIONAL INFORMATION ABOUT
                       JOHN HANCOCK LARGE CAP SELECT FUND


FUND HISTORY

   For additional information about the John Hancock Fund generally and its history, see "Organization of the Fund" in the John Hancock Fund SAI.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

   For additional information about John Hancock Fund's investment objective, policies, risks and restrictions see "Investment Objectives and Policies" and "Investment Restrictions" in the John Hancock Fund SAI.

MANAGEMENT OF JOHN HANCOCK CLASSIC VALUE FUND

   For additional informational about John Hancock Fund's Board of Trustees, officers and management personnel, see "Those Responsible for Management" in the John Hancock Fund SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

   Not Applicable.

INVESTMENT ADVISORY AND OTHER SERVICES

   For additional information, see "Investment Advisory and Other Services," Transfer Agent Services," "Custody of Portfolio" and "Independent Auditors" in the John Hancock Fund SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

   For additional information about John Hancock Fund's brokerage allocation practices, see "Brokerage Transactions" in the John Hancock Fund SAI.

CAPITAL STOCK AND OTHER SECURITIES

   For additional information about the voting rights and other characteristics of shares of beneficial interest of John Hancock Fund, see "Description of the Fund's Shares" in the John Hancock Fund SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

   For additional information about purchase, redemption and pricing, see "Net Asset Value," "Initial Sales Charge on Class A Shares," "Deferred Sales Charge on Class B and Class C Shares," "Special Redemptions," "Additional Services and Programs" and "Purchase and Redemptions through Third Parties" in the John Hancock Fund SAI.

TAXATION Of THE FUND

   For additional information about tax matters, see "Tax Status" in the John Hancock Fund SAI.

UNDERWRITERS

   For additional information about John Hancock Fund's principal underwriter and distribution plans, see "Distribution Contracts" and "Sales Compensation" in the John Hancock Fund SAI.

CALCULATION OF PERFORMANCE DATA

   For additional information about the investment performance of John Hancock Fund, see "Calculation of Performance" in the John Hancock Fund SAI.

FINANCIAL STATEMENTS

   For additional information, see "Financial Statements" in the John Hancock Fund SAI.

Sign up for electronic delivery at www.jhancock.com/funds/edelivery

490PN 6/03
Draft: 5/16/03

JOHN HANCOCK
--------------------------------------------------------------------------------
                                                           Large Cap Select Fund

                                                              Prospectus 6.23.03

                                                                   [LOGO](R)
                                                              ------------------
                                                              JOHN HANCOCK FUNDS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

CONTENTS
--------------------------------------------------------------------------------


A summary of the fund's            LARGE CAP SELECT FUND                             4
goals, strategies, risks,
performance and expenses.

Policies and instructions for      YOUR ACCOUNT
opening, maintaining and
closing an account.                Choosing a share class                            6
                                   How sales charges are calculated                  6
                                   Sales charge reductions and waivers               7
                                   Opening an account                                8
                                   Buying shares                                     9
                                   Selling shares                                   10
                                   Transaction policies                             12
                                   Dividends and account policies                   12
                                   Additional investor services                     13

Further information on the         FUND DETAILS
fund.
                                   Business structure                               14
                                   Financial highlights                             15
                                   For more information                     back cover

Large Cap Select Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies with market capitalizations in excess of $5 billion). The fund invests primarily in U.S.-based companies whose growth, cash flow, earnings and dividend prospects are promising and whose securities are reasonably priced and have the potential for capital appreciation, in the opinion of the management team.

In managing the portfolio, the management team looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company's growth and earnings, the management team considers, among other things, the company's historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share.

In attempting to determine reasonable price levels for a company's securities, the management team utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company's price-to-earnings ratio.

Under normal market conditions, the fund invests substantially all of its assets in equity securities.

In abnormal conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund may not achieve its goal.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to August 22, 2003, reflect the actual performance of the sole class of M.S.B. Fund, Inc., the fund's predecessor. On August 22, 2003, the fund acquired all of the assets of M.S.B. Fund, Inc., pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The total expenses for the fund's Class A shares are estimated to be substantially the same as the predecessor fund's sole class of shares. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the M.S.B. Fund, Inc. Since Class B and C shares have no operational history, no annual returns have been provided for Classes B and C. Total expenses for Classes B and C should be substantially similar to Class A, except for Rule 12b-1 fees. Year-by-year and index figures do not reflect sales charges and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns

2003 return as of 3-31-03: -6.75%
Best quarter: Q4 '98, 22.56%
Worst quarter: Q3 `02, -12.82%

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

-------------------------------------------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
-------------------------------------------------------------------------------------------------------------------
[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

  1993       1994         1995        1996        1997        1998        1999       2000      2001         2002
 20.64%     -1.68%       24.97%      21.16%      28.88%      31.45%       5.79%      5.68%    -3.73%      -15.08%

-------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
-------------------------------------------------------------------------------------
                                                         1 year     5 year    10 year
Class A before tax                                      -19.33%      2.68%    10.21%
Class A after tax on distributions                      -20.05%      1.28%     7.21%
Class A after tax on distributions, with sale           -11.28%      2.22%     7.40%
-------------------------------------------------------------------------------------
Standard & Poor's 500 Index                             -22.09%     -0.59%     9.34%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the management team's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

================================================================================
YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual expenses. Actual expenses may be greater or less.

----------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                      Class A      Class B    Class C
----------------------------------------------------------------------------------------
Maximum sales charge (load)                                5.00%        5.00%      2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                   5.00%        none       1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less        none(2)      5.00%      1.00%

----------------------------------------------------------------------------------------
Annual operating expenses                                Class A      Class B    Class C
----------------------------------------------------------------------------------------
Management fee                                             0.75%        0.75%      0.75%
Distribution and service (12b-1) fees                      0.25%        1.00%      1.00%
Other expenses                                             0.38%        0.38%      0.38%
Total fund operating expenses                              1.38%        2.13%      2.13%
Expense reimbursement (at least until 8-22-05)             --           --         --
Net annual operating expenses                              1.38%        2.13%      2.13%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                  Year 1   Year 3   Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                    $633     $915    $1,217    $2,075
Class B with redemption                    $716     $967    $1,344    $2,271
Class B without redemption                 $216     $667    $1,144    $2,271
Class C with redemption                    $413     $760    $1,233    $2,537
Class C without redemption                 $314     $760    $1,233    $2,537

(1)   A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================
SUB ADVISER

Shay Assets Management, Inc.

Founded in 1981

Supervised by the adviser

PORTFOLIO MANAGERS

John J. McCabe
Senior vice president of
subadviser Managed fund since 1991
Began business career in 1965

Mark F. Trautman
Vice president of subadviser
Managed fund since 1993
Began business career in 1986

FUND CODES

Class A     Ticker                     --
            CUSIP
            Newspaper                  --
            SEC number           811-1677
            JH fund number             49

Class B     Ticker                     --
            CUSIP
            Newspaper                  --
            SEC number           811-1677
            JH fund number            149

Class C     Ticker                     --
            CUSIP
            Newspaper                  --
            SEC number           811-1677
            JH fund number            549

Your account
--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
o     A front-end sales charge, as described at right.

o     Distribution and service (12b-1) fees of 0.25%.

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------
o     No front-end sales charge; all your money goes to work for you right away.

o     Distribution and service (12b-1) fees of 1.00%.

o     A deferred sales charge, as described on following page.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
o     A front-end sales charge, as described at right.

o     Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

Your broker/dealer receives a percentage of these sales charges and fees. In addition, John Hancock Funds may pay significant compensation out of its own resources to your broker/dealer.

Your broker/dealer or agent may charge you a fee to effect transactions in fund shares.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A and Class C Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------
                              As a % of          As a % of your
Your investment               offering price     investment
Up to $49,999                 5.00%              5.26%
$50,000 - $99,999             4.50%              4.71%
$100,000 - $249,999           3.50%              3.63%
$250,000 - $499,000           2.50%              2.56%
$500,000 - $999,999           2.00%              2.04%
$1,000,000 and over           See below

--------------------------------------------------------------------------------
Class C sales charges
--------------------------------------------------------------------------------
                              As a % of          As a % of your
Your investment               offering price     investment
Up to $1,000,000              1.00%              1.01%
$1,000,000 and over           none

Investments of $1 million or more Class A and Class C shares are available with no front-end sales charge. However, there is a contingent deferred sales charge
(CDSC) on any Class A shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
CDSC on $1 million+ investments
--------------------------------------------------------------------------------
                                       CDSC on shares
Your investment                        being sold
First $1M - $4,999,999                 1.00%
Next $1 - $5M above that               0.50%
Next $1 or more above that             0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.


6 YOUR ACCOUNT

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B Shares are offered at their net asset value per share, without any initial sales charge.

Class B and Class C A CDSC may be charged if you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
Years after purchase                CDSC on shares being sold
1st year                            5.00%
2nd year                            4.00%
3rd or 4th year                     3.00%
5th year                            2.00%
6th year                            1.00%
After 6th year                      none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase                CDSC
1st year                            1.00%
After 1st year                      none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. These three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calculate charges.
o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.
o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250) and individual investors may close their accounts at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of the prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o     to make payments through certain systematic withdrawal plans
o     to make certain distributions from a retirement plan
o     because of shareholder death or disability

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).


                                                                  YOUR ACCOUNT 7

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o     selling brokers and their employees and sales representatives

o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds

o fund trustees and other individuals who are affiliated with these or other John Hancock funds

o individuals transferring assets from an employee benefit plan into a John Hancock fund

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

o any shareholder account of M.S.B. Fund, Inc. registered on this fund's books in the shareholder's name as of August 22, 2003.

Class C shares may be offered without front-end sales charges to various individuals and institutions.

To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI (see the back cover of this prospectus).

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

      o     non-retirement account: $1,000

      o     retirement account: $250

      o     group investments: $250

      o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

      o fee-based clients of selling brokers who have placed at least $2 billion in John Hancock funds: $250

3 Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. You must notify your financial representative or Signature Services if this information changes. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


8 YOUR ACCOUNT

------------------------------------------------------------------------------------------------------------------------------
Buying shares
------------------------------------------------------------------------------------------------------------------------------
            Opening an account                                               Adding to an account

By check
[Clip Art] o     Make out a check for the investment amount, payable to      o     Make out a check for the investment
                 "John Hancock Signature Services, Inc."                           amount payable to "John Hancock Signature
                                                                                   Services, Inc."

           o     Deliver the check and your completed application            o     Fill out the detachable investment slip
                 to your financial representative, or mail them                    from an account statement. If no slip is
                 to Signature Services (address below).                            available, include a note specifying the
                                                                                   fund name, your share class, your account
                                                                                   number and the name(s) in which the account
                                                                                   is registered.

                                                                             o     Deliver the check and your investment slip
                                                                                   or note to  financial representative, or
                                                                                   mail them to Signature Services
                                                                                   (address below).

By exchange

[Clip Art] o     Call your financial representative or                       o     Log on to www.jhfunds.com to process
                 Signature Services to request an exchange.                        exchanges between funds.

                                                                             o     Call EASI-Line for automated service
                                                                                   24 hours a day using your touch-tone phone
                                                                                   at 1-800-338-8080.

                                                                             o     Call your financial representative or
                                                                                   Signature Services to request an exchange.

By wire

[Clip Art] o     Deliver your completed application to your financial        o    Instruct your bank to wire the amount
                 representative, or mail it to Signature Services.                of your investment to:
                                                                                       First Signature Bank & Trust
           o     Obtain your account number by calling your financial                  Account # 900000260
                 representative or Signature Services.                                 Routing # 211475000

           o     Instruct your bank to wire the amount                       Specify the fund name, your share class, your
                 of your investment to:                                      account number and the name(s) in which the
                     First Signature Bank & Trust                            account is registered. Your bank may charge a
                     Account # 900000260                                     fee to wire funds.
                     Routing # 211475000

           Specify the fund name, your choice of share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet

[Clip Art] See "By exchange" and "By wire."                                  o     Verify that your bank or credit union is
                                                                                   a member of the Automated Clearing House
                                                                                   (ACH) system.

                                                                             o     Complete the "Bank Information" section on
                                                                                   your account application.

                                                                             o     Log on to www.jhfunds.com to initiate
                                                                                   purchases using your authorized bank
                                                                                   account.

By phone

[Clip Art] See "By exchange" and "By wire."                                  o     Verify that your bank or credit union is
                                                                                   a member of the Automated Clearing House
                                                                                   (ACH) system.

                                                                             o     Complete the "Bank Information" section
                                                                                   on your account application.

                                                                             o     Call EASI-Line for automated service
                                                                                   24 hours a day using your touch-tone phone
                                                                                   at 1-800-338-8080.

                                                                             o     Call your financial representative or
                                                                                   Signature Services between 8 A.M. and 4 P.M
                                                                                   Eastern Time on most business days.

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."

Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000
Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.


                                                                  YOUR ACCOUNT 9

-----------------------------------------------------------------------------------------------------------------------
Selling shares
-----------------------------------------------------------------------------------------------------------------------
           Designed for                                        To sell some or all of your shares

By letter

[Clip Art] o     Accounts of any type.                         o     Write a letter of instruction or complete a stock
                                                                     power indicating the fund name, your share
           o     Sales of any amount.                                your account number, the name(s) in which the
                                                                     account is registered and the dollar value
                                                                     number of shares you wish to sell.

                                                               o     Include all signatures and any additional
                                                                     documents that may be required (see next page).

                                                               o     Mail the materials to Signature Services.

                                                               o     A check will be mailed to the name(s) and address
                                                                     in which the account is registered, or otherwise
                                                                     according to your letter of instruction.

By Internet

[Clip Art] o     Most accounts.                                o     Log on to www.jhfunds.com to initiate redemptions
                                                                     from your funds.
           o     Sales of up to $100,000.

By phone

[Clip Art] o     Most accounts.                                o     Call EASI-Line for automated service 24 hours a
                                                                     day using your touch-tone phone at 1-800-338-8080
           o     Sales of up to $100,000.
                                                               o     Call your financial representative or Signature
                                                                     Services between 8 A.M. and 4 P.M. Eastern Time on
                                                                     most business days.


By wire or electronic funds transfer (EFT)

[Clip Art] o     Requests by letter to sell any amount.        o     To verify that the Internet or telephone
                                                                     redemption privilege is in place on an account
           o     Requests by Internet or phone to sell               to request the form to add it to an existing
                 up to $100,000.                                     account, call Signature Services.

                                                               o     Amounts of $1,000 or more will be wired on the
                                                                     next business day. A $4 fee will be deducted from
                                                                     your account.

                                                               o     Amounts of less than $1,000 may be sent by EFT or
                                                                     by check. Funds from EFT transactions are
                                                                     generally available by the second business day.
                                                                     Your bank may charge a fee for this service

By exchange

[Clip Art] o     Accounts of any type.                         o     Obtain a current prospectus for the fund into
                                                                     which you are exchanging by Internet or by
           o     Sales of any amount.                                your financial representative or Signature
                                                                     Services.

                                                               o     Log on to www.jhfunds.com to process exchanges
                                                                     between your funds.

                                                               o     Call EASI-Line for automated service 24 hour
                                                                     day using your touch-tone phone at 1-800-338-8080.

                                                               o     Call your financial representative or Signature
                                                                     Services to request an exchange.

To sell shares through a systematic withdrawal plan, see
"Additional investor services."


10 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days

o     you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

-----------------------------------------------------------------------------------------------------------------------
Seller                                                         Requirements for written requests
-----------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts              o     Letter of instruction.
(custodial accounts for minors).
                                                               o     On the letter, the signatures and titles of all
                                                                     persons authorized to sign for the account,
                                                                     exactly as the account is registered.

                                                               o     Signature guarantee if applicable (see above).

Owners of corporate, sole proprietorship, general              o     Letter of instruction.
partner or association accounts.
                                                               o     Corporate business/organization resolution,
                                                                     certified within the past 12 months, or a John
                                                                     Hancock Funds business/organization certification
                                                                     form.

                                                               o     On the letter and the resolution, the signature of
                                                                     the person(s) authorized to sign for the account.

                                                               o     Signature guarantee if applicable (see above).

Owners or trustees of trust accounts.                          o     Letter of instruction.

                                                               o     On the letter, the signature(s) of the trustee(s).

                                                               o     Copy of the trust document certified within the
                                                                     past 12 months or a John Hancock Funds trust
                                                                     certification form.

                                                               o     Signature guarantee if applicable (see above).

Joint tenancy shareholders with rights of survivorship         o     Letter of instruction signed by surviving tenant.
whose co-tenants are deceased.
                                                               o     Copy of death certificate.

                                                               o     Signature guarantee if applicable (see above).


Executors of shareholder estates.                              o     Letter of instruction signed by executor.

                                                               o     Copy of order appointing executor, certified
                                                                     within the past 12 months.

                                                               o     Signature guarantee if applicable (see above).

Administrators, conservators, guardians and other              o     Call 1-800-225-5291 for instructions.
sellers or account types not listed above.

Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000
Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.


                                                                 YOUR ACCOUNT 11

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each class of the fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The fund uses market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The fund may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. Foreign stock or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell shares.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com, or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. However, if the new fund's CDSC rate is higher, then the rate will increase. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, the fund may cancel the exchange privileges of any parties who, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. The fund may also refuse any exchange order. The fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Account Information John Hancock Funds is required by law to obtain information for verifying an account holder's identity. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV minus any applicable sales charges and take other steps that it deems reasonable.

Certificated shares The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance
o     after any changes of name or address of the registered owner(s)
o     in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The fund generally distributes most or all of its net earnings in the form of dividends. The fund declares and pays any income dividends annually. Capital gains, if any, are typically distributed annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested.


12 YOUR ACCOUNT

If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund's long-term capital gains are taxable as capital gains; dividends from the fund's income and short-term capital gains are generally taxable as ordinary income. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o     Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o     Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional, Roth and Education IRAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.


                                                                 YOUR ACCOUNT 13

Fund details
--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the fund. The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees have the power to change the fund's investment goal without shareholder approval. The trustees also have the power to change the fund's policy of investing at least 80% of its assets in large-capitalization companies without shareholder approval. The fund will provide shareholders with written notice at least 60 days prior to a change in this 80% policy.

The management firm The fund is managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and managed approximately $26 billion in assets as of March 31, 2003.

The subadviser Shay Assets Management, Inc. ("SAM") was founded in 1981 and is controlled by Rodger D. Shay, Chairman. SAM managed approximately $5.6 billion in assets as of March 31, 2003, and was the investment adviser to the predecessor fund.

Management fee The fund pays the investment adviser a management fee at an annual rate of 0.75% of the fund's average net assets.

Shareholders
--------------------------------------------------------------------------------

Distribution and shareholder services

Financial services firms and their representatives

Advise current and prospective shareholders on their fund investments, often in the context of an overall financial plan.
--------------------------------------------------------------------------------
Principal distributor

John Hancock Funds, LLC

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.
--------------------------------------------------------------------------------
Transfer agent

John Hancock Signature Services, Inc.

Handles shareholder services, including record-keeping and statements, distribution of dividends and processing of buy and sell requests.
--------------------------------------------------------------------------------
Subadviser

Shay Assets Management, Inc.
230 West Monroe Street
Chicago, IL 60606

Provides portfolio management to the fund.
--------------------------------------------------------------------------------
Investment adviser

John Hancock Advisers, LLC

101 Huntington Avenue
Boston, MA 02199-7603

Manages the fund's business and investment activities.
--------------------------------------------------------------------------------
Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Holds the fund's assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund's NAV.
--------------------------------------------------------------------------------
Asset management

[Clip Art]

Trustees

Oversee the fund's activities.
--------------------------------------------------------------------------------


14 YOUR ACCOUNT

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

This table details the performance of the M.S.B. Fund, Inc., the fund's predecessor, including total return information showing how much an investment in the fund has increased or decreased each year. On August 22, 2003, the fund acquired all of the assets of M.S.B. Fund, Inc. pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, Independent Auditors. Their report and the predecessor fund's financial statements are included in the predecessor fund's Annual Report, which is available upon request. The financial highlights for the years ended prior to December 31, 2002 were audited by other independent auditors.

M.S.B. Fund, Inc.

CLASS A SHARES
Selected data for each share of capital stock outstanding throughout each year

                                                                     Year Ended December 31,
                                                      --------------------------------------------------------
                                                        2002        2001         2000       1999        1998
                                                      --------------------------------------------------------
Net asset value, beginning of year                    $ 18.78     $ 20.74     $ 21.09     $ 21.49     $ 17.73
--------------------------------------------------------------------------------------------------------------
  INCOME (LOSS) FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            --(2)       (0.03)      --(2)        0.01        0.01
Net realized and unrealized gain (loss)
on investments                                          (2.83)      (0.74)       1.18        1.20        5.55
Total from investment operations                        (2.83)      (0.77)       1.18        1.21        5.56
Less distributions
From net investment income                               --          --          --         (0.01)      (0.01)
From net realized gains                                 (0.68)      (1.19)      (1.53)      (1.60)      (1.79)
Total distributions                                     (0.68)      (1.19)      (1.53)      (1.61)      (1.80)
Net change in net asset value per share                 (3.51)      (1.96)      (0.35)      (0.40)       3.76
Net asset value, end of year                          $ 15.27     $ 18.78     $ 20.74     $ 21.09     $ 21.49

Total return (%)                                       (15.08)      (3.73)       5.68        5.79       31.45
--------------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                $49,803     $58,634     $63,794     $67,655     $65,824
Ratio of net expenses to average net assets (%)          1.38        1.44        1.31        1.24        1.32
Ratio of net investment income (loss)
to average net assets (%)                               (0.01)      (0.14)      (0.01)       0.03        0.02
Ratio of expenses to average net assets(1)(%)            1.48        1.52        1.43        1.26        1.39
Portfolio turnover rate (%)                                18          13          15          22          32

(1) During the period, certain fees were waived. If such fee waivers had not occurred, the ratio would have been as indicated.
(2)   Net loss per share was less than $0.005.


                                                                 YOUR ACCOUNT 15

For more information

Two documents are available that offer further              To request a free copy of the current annual/semiannual
information on John Hancock Large Cap Select Fund:          report or the SAI, please contact John Hancock:

Annual/Semiannual Report to Shareholders                    By mail:
Includes financial statements, a discussion of the          John Hancock Signature Services, Inc.
market conditions and investment strategies that            1 John Hancock Way, Suite 1000
significantly affected performance, as well as the          Boston, MA 02217-1000
auditors' report (in annual report only).

                                                            By phone: 1-800-225-5291
Statement of Additional Information (SAI)
The SAI contains more detailed information on all           By EASI-Line: 1-800-338-8080
aspects of the fund. The current annual report is
included in the SAI.                                        By TDD: 1-800-554-6713

                                                            On the Internet: www.jhfunds.com

A current SAI has been filed with the Securities and        Or you may view or obtain these documents from the SEC:
Exchange Commission and is incorporated by reference
into (is legally a part of) this prospectus.

                                                            In person: at the SEC's Public Reference Room in
                                                            Washington, DC.For access to the Reference Room
                                                            call 1-202-942-8090

                                                            By mail: Public Reference Section Securities and Exchange
                                                            Commission Washington, DC 20549-0102 (duplicating fee
                                                            required)

                                                            By electronic request: publicinfo@sec.gov (duplicating
                                                            fee required)

(C)2003 JOHN HANCOCK FUNDS, LLC   490PN  6/03               On the Internet: www.sec.gov

       [LOGO](R)
-----------------------
John Hancock Funds, LLC
MEMBER NASD

101 Huntington Avenue
Boston, MA 02199-7603

www.jhfunds.com

--------------------------------------------------------------------------------
                                                                    PRSRT STD
                                                                   U.S.POSTAGE
                                                                      PAID
                                                                   BOSTON, MA
                                                                  PERMIT NO. 11
--------------------------------------------------------------------------------

DRAFT 5/14/03

                       JOHN HANCOCK LARGE CAP SELECT FUND

                  Class A, Class B, Class C and Class I Shares
                       Statement of Additional Information

                                  June 23, 2003


This Statement of Additional Information provides information about John Hancock Large Cap Select Fund (the "Fund") in addition to the information that is contained in the Fund's current Prospectus for Class A, B and C shares and in the Fund's current Prospectus for Class I shares (the "Prospectuses"). The Fund is a diversified series of John Hancock Capital Series (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291


                                TABLE OF CONTENTS
                                                                            Page

Organization of the Fund.................................................      2
Investment Objective and Policies........................................      2
Investment Restrictions..................................................     13
Those Responsible for Management.........................................     15
Investment Advisory and Other Services...................................     22
Distribution Contracts...................................................     26
Sales Compensation.......................................................     27
Net Asset Value..........................................................     29
Initial Sales Charge on Class A Shares...................................     29
Deferred Sales Charge on Class B and Class C Shares......................     32
Special Redemptions......................................................     36
Additional Services and Programs.........................................     36
Purchase and Redemptions through Third Parties...........................     38
Description of the Fund's Shares.........................................     38
Tax Status...............................................................     39
Calculation of Performance...............................................     44
Brokerage Allocation.....................................................     47
Transfer Agent Services..................................................     49
Custody of Portfolio.....................................................     49
Independent Auditors.....................................................     49
Appendix A- Description of Investment Risk...............................    A-1
Appendix B-Description of Bond Ratings...................................    B-1
Financial Statements.....................................................    F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust in 1984 under the laws of The Commonwealth of Massachusetts. The Fund is the successor to M.S.B. Fund, Inc. (the "Predecessor Fund"), a New York corporation incorporated in 1964. On August 22, 2003, the Fund acquired all of the assets of M.S.B. Fund, Inc. pursuant to an agreement and plan of reorganization (the "Reorganization") in exchange for Class A shares of the fund and the assumption of certain liabilities of M.S.B. Fund, Inc.

John Hancock Advisers, LLC (prior to February 1, 2002, John Hancock Advisers, Inc.) (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect, wholly-owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company)(the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The Life Company is wholly owned by John Hancock Financial Services, Inc., a Delaware corporation organized in February, 2000. Shay Assets Management, Inc. is the Fund's Sub-Adviser, and was the investment adviser to the Predecessor Fund.

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. Appendix A contains further information describing investment risks. The investment objective is non-fundamental and may be changed by the Trustees without shareholder approval. There is no assurance that the Fund will achieve its investment objective.

The Fund seeks long-term growth of capital. To pursue this goal, the Fund normally invests at least 80% of its assets in equity securities of large capitalization companies (companies with market capitalizations in excess of $5 billion). The Fund invests primarily in U.S. based companies whose growth, cash flow, earnings and dividend prospects are promising and whose securities are reasonably priced and have the potential for capital appreciation, in the opinion of the management team.

With respect to the Fund's investment policy of investing at least 80% of its Assets in large capitalization companies, "Assets" is defined as net assets plus the amount of any borrowings for investment purposes. In addition, the Fund will notify shareholders at least 60 days prior to any change in this policy.

In managing the portfolio, the management team looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company's growth and earnings, the management team considers, among other things, the company's historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share.

In attempting to determine reasonable price levels for a company's securities, the management team utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company's price-to-earnings ratio.

Under normal market conditions, the fund invests substantially all of its assets in equity securities. In abnormal circumstances, such as situations where the Fund experiences unusually large cash inflows or anticipates unusually large redemptions, and in adverse market, economic, political or other conditions, the Fund may temporarily invest extensively in investment-grade short-term securities, cash and cash equivalents. In these and other cases, the Fund may not achieve its goal.

Preferred stocks. The Fund may invest in preferred stocks. Preferred stock generally has a preference to dividends and, upon liquidation, over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible securities. The Fund may invest in convertible securities which may include corporate notes or preferred stock, although it is not expected that the Fund's holdings of convertible debt securities would ordinarily exceed 5% of the Fund's total assets. Investments in convertible securities are not subject to the rating criteria with respect to non-convertible debt obligations. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which such securities are convertible, depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends upon the degree to which the convertible security sells above its value as a fixed-income security.

Investment Companies. Subject to the Fund's non-fundamental investment restriction set forth below, the Fund may invest in shares of other investment companies in pursuit of its investment objective. This may include investments in money market mutual funds in connection with the Fund's management of daily cash positions. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund and its shareholders will also bear the pro rata portion of each other investment company's advisory and operational expenses.

Debt securities. The Fund may invest in debt securities that are rated Baa or better by Moody's or BBB or better by S&P, or if unrated, determined to be of comparable quality by the Adviser and the Sub-Adviser ("investment grade debt securities"). In addition, debt securities rated BBB or Baa and unrated debt securities of comparable quality are considered medium grade obligations and have speculative characteristics. Adverse changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payment than in the case of higher grade obligations. Debt securities of corporate and governmental issuers in which the Fund may invest are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk).

Government Securities. The Fund may invest in government securities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("GNMA"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("FHLMC"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("FNMA"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds Deposited in a commercial bank for a definite period of time and earning a Specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific Merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objective and policies stated above and in its prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturates of less than nine months and fixed rates of return, although such instruments may have maturates of up to one year. Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in Appendix B.

Ratings as Investment Criteria. In general, the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of debt securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the rating of Moody's and S&P and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund.

Investments in Foreign Securities. The Fund may invest directly in the securities of foreign issuers as well as securities in the form of sponsored or unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts (GDRs), convertible preferred stocks, preferred stocks and warrants or other securities convertible into securities of foreign issuers. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Issuers of unsponsored ADRs are not contractually obligated to disclose material information, including financial information, in the United States. Generally, ADRs are designed for use in the United States securities markets and EDRs are designed for use in European securities markets.

An investment in foreign securities including ADRs may be affected by changes in currency rates and in exchange control regulations. Issuers of unsponsored ADRs are not contractually obligated to disclose material information including financial information, in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. Foreign companies may not be subject to accounting standards or government supervision comparable to U.S. companies, and there is often less publicly available information about their operations. Foreign companies may also be affected by political or financial instability abroad. These risk considerations may be intensified in the case of investments in ADRs of foreign companies that are located in emerging market countries. ADRs of companies located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Foreign Currency Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market.

The Fund may also enter into forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. The Fund may elect to hedge less than all of its foreign portfolio positions as deemed appropriate by the Adviser. The Fund will not engage in speculative forward foreign currency exchange transactions.

If the Fund purchases a forward contract, the Fund will segregate cash or liquid securities in a separate account in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal to the amount of the Fund's commitment in forward contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases capital gains and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

Reverse Repurchase Agreements and Other Borrowings. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements.

The Fund will not enter into reverse repurchase agreements and other borrowings except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase total return. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Advisers will monitor the creditworthiness of the banks involved.

Restricted and Illiquid Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determines, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees have adopted guidelines and delegate to the Advisers the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities, Securities Indices and Currency. The Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options as a substitute for the purchase or sale of securities or currency or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account with a value at least equal to the Fund's obligation under the option,
(ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. The Fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities) and securities indices, foreign currencies and any other financial instruments and indices and purchase and write call and put options on these futures contracts. The Fund may purchase and sell futures and options on futures for hedging or other non-speculative purposes. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. All futures contracts entered into by a Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which the portfolio securities are quoted or denominated. When securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. A Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

A Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices or foreign currency rates that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, a Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency rates then available in the applicable market to be less favorable than prices that are currently available. Subject to the limitations imposed on the funds, as described above, a Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts. The purchase of put and call options on futures contracts will give a Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, a Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by each Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging or for other non-speculative purposes as permitted by the CFTC. These purposes may include using futures and options on futures as substitute for the purchase or sale of securities or currencies to increase or reduce exposure to particular markets. To the extent that a Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities or the currency in which they are quoted or denominated) it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between a Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the loaned securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value in excess of 33 1/3 % of its total assets.

Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities equal, of any type or maturity, in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly higher brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

1. Issue senior securities, except as permitted by the Fund's fundamental investment restrictions on borrowing, lending and investing in commodities and as otherwise permitted under the 1940 Act. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts and repurchase agreements entered into in accordance with the Fund's investment policies are not deemed to be senior securities.

2. Borrow money, except: (i) for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the fund's total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets; (iv) in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act; and (v) as otherwise permitted under the 1940 Act. For purposes of this investment restriction, the deferral of trustees' fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.

3. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

4. Purchase, sell or invest in real estate, but subject to its other investment policies and restrictions may invest in securities of companies that deal in real estate or are engaged in the real estate business. These companies include real estate investment trusts and securities secured by real estate or interests in real estate. The fund may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the fund's ownership of securities.

5. Invest in commodities or commodity futures contracts, other than financial derivative contracts. Financial derivatives include forward currency contracts; financial futures contracts and options on financial futures contracts; options and warrants on securities, currencies and financial indices; swaps, caps, floors, collars and swaptions; and repurchase agreements entered into in accordance with the fund's investment policies.

6. Make loans, except that the fund may (i) lend portfolio securities in accordance with the fund's investment policies up to 33 1/3% of the fund's total assets taken at market value, (ii) enter into repurchase agreements, and (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

7. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

8. With respect to 75% of the fund's total assets, invest more than 5% of the fund's total assets in the securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than (i) securities issued or guaranteed by the U.S. Government, its agencies or its instrumentalities or (ii) securities of other investment companies.

Non-Fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

The Fund may not:

1.       Purchase  a  security  if, as a  result,  (i) more than 10% of the fund's total assets would be invested in the securities of other investment companies, (ii) the fund would hold more than 3% of the total outstanding voting securities of any one investment company, or
         (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the fund in connection with lending of the fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

2. Invest in the securities of an issuer for the purpose of exercising control or management.

3. Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions.

4. Invest more than 15% of its net assets in securities which are illiquid.

Except with respect to borrowing money, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund's assets will not be considered a violation of the restriction.

The Fund will invest only in countries on the Adviser's Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser's investment department that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.

If allowed by the Fund's other investment policies and restrictions, the Fund may invest up to 5% of its total assets in Russian equity securities and up to 10% of its total assets in Russian fixed income securities. All Russian securities must be: (1) denominated in U.S. dollars, Canadian dollars, euros, sterling, or yen; (2) traded on a major exchange; and (3) held physically outside of Russia.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, including certain Trustees who are not "interested persons" of the Fund or the Trust (as defined by the Investment Company Act of 1940) (the "Independent Trustees"), who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds").



---------------------------- ------------- ----------- ------------------------------------------------ -------------
                                                                                                        Number of
                                                                                                        John
                                                                                                        Hancock
                             Position(s)   Trustee/                                                     Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other                Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years                Trustee
---------------------------- ------------- ----------- ------------------------------------------------ -------------
Independent Trustees
---------------------------- ------------- ----------- ------------------------------------------------ -------------
Dennis S. Aronowitz          Trustee       2003        Professor of Law, Emeritus, Boston University    21
Born:  1931                                            School of Law (as of 1996); Director,
                                                       Brookline Bancorp.

---------------------------- ------------- ----------- ------------------------------------------------ -------------
Richard P. Chapman, Jr.      Trustee       2003        President and Chief Executive Officer,           21
Born:  1935                                            Brookline Bancorp., Inc.  (lending) (since
                                                       1972); Chairman and Director, Lumber Insurance
                                                       Co. (insurance) (until 2000); Chairman and
                                                       Director, Northeast Retirement Services, Inc.
                                                       (retirement administration) (since 1998).

---------------------------- ------------- ----------- ------------------------------------------------ -------------
William J. Cosgrove          Trustee       2003        Vice President, Senior Banker and Senior         21
Born:  1933                                            Credit Officer, Citibank, N.A. (banking)
                                                       (retired 1991); Executive Vice President,
                                                       Citadel Group Representatives, Inc. (financial
                                                       reinsurance);  Director, Hudson City Bancorp
                                                       (banking); Trustee, Scholarship Fund for Inner
                                                       City Children (since 1986).

---------------------------- ------------- ----------- ------------------------------------------------ -------------
Richard A. Farrell           Trustee       2003        President, Farrell, Healer & Co., Inc.,          21
Born:  1932                                            (venture capital management firm)(since 1980)
                                                       and General Partner of the Venture Capital Fund
                                                       of NE; Trustee, Marblehead Savings Bank
                                                       (since 1994). Prior to 1980, headed the venture
                                                       capital group at Bank of Boston Corporation.

---------------------------- ------------- ----------- ------------------------------------------------ -------------

(1) Business address for independent and interested Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.


                                       16




---------------------------- ------------- ----------- ------------------------------------------------ -------------
                                                                                                        Number of
                                                                                                        John
                                                                                                        Hancock
                             Position(s)   Trustee/                                                     Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other                Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years                Trustee
---------------------------- ------------- ----------- ------------------------------------------------ -------------
---------------------------- ------------- ----------- ------------------------------------------------ -------------
William F. Glavin            Trustee       2003        President Emeritus, Babson College (as of        21
Born:  1932                                            1998); Vice Chairman, Xerox Corporation (until
                                                       1989); Director, Reebok, Inc. (until 2002) and
                                                       Inco Ltd. (until 2002).

---------------------------- ------------- ----------- ------------------------------------------------ -------------
John A. Moore                Trustee       2003        President and Chief Executive Officer,           30
Born:  1939                                            Institute for Evaluating Health Risks,
                                                       (nonprofit institution)(until 2001); Senior
                                                       Scientist, Sciences International (health
                                                       research)(since 1998); Principal, Hollyhouse
                                                       (consulting)(since 2000); Director, CIIT(nonprofit
                                                       research) (since 2002).

---------------------------- ------------- ----------- ------------------------------------------------ -------------
Patti McGill Peterson        Trustee       2003        Executive Director, Council for International    30
Born:  1943                                            Exchange of Scholars (since 1998); Vice
                                                       President, Institute of International Education
                                                       (since 1998); Senior Fellow, Cornell Institute
                                                       of Public Affairs, Cornell University (until
                                                       1997); President Emerita of Wells College and St.
                                                       Lawrence University; Director, Niagara Mohawk
                                                       Power Corporation (electric utility).

---------------------------- ------------- ----------- ------------------------------------------------ -------------
John W. Pratt                Trustee       2003        Professor of Business Administration             21
Born:  1931                                            Emeritus,  Harvard University Graduate School
                                                       of Business Administration (as of 1998).
---------------------------- ------------- ----------- ------------------------------------------------ -------------

(1) Business address for independent and interested Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.



                                       17




---------------------------- ------------- ----------- ------------------------------------------------ -------------
                                                                                                        Number of
                                                                                                        John
                                                                                                        Hancock
                             Position(s)   Trustee/                                                     Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other                Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years                Trustee
---------------------------- ------------- ----------- ------------------------------------------------ -------------
Interested Trustees
---------------------------- ------------- ----------- ------------------------------------------------ -------------
John M. DeCiccio (3)         Trustee       2003        Executive Vice President and Chief Investment    52
Born:  1948                                            Officer, John Hancock Financial Services,
                                                       Inc.; Director, Executive Vice President and
                                                       Chief Investment Officer, John Hancock Life
                                                       Insurance Company; Chairman of the Committee
                                                       of Finance of John Hancock Life Insurance
                                                       Company; Director, John Hancock Subsidiaries,
                                                       LLC, Hancock Natural Resource Group,
                                                       Independence Investment LLC, Independence
                                                       Fixed Income LLC, John Hancock Advisers, LLC
                                                       (the "Adviser") and The Berkeley Financial
                                                       Group, LLC ("The Berkeley Group"), John
                                                       Hancock Funds, LLC ("John Hancock Funds"),
                                                       Massachusetts Business Development
                                                       Corporation; Director, John Hancock Insurance
                                                       Agency, Inc. ("Insurance Agency, Inc.") (until
                                                       1999).

---------------------------- ------------- ----------- ------------------------------------------------ -------------
Maureen R. Ford (3)          Trustee,      2003        Executive Vice President, John Hancock           52
Born:  1955                  Chairman,                 Financial Services, Inc., John Hancock Life
                             President                 Insurance Company; Chairman, Director,
                             and Chief                 President and Chief Executive Officer, the
                             Executive                 Advisers and The Berkeley Group; Chairman,
                             Officer                   Director, President and Chief Executive
                                                       Officer, John Hancock Funds; Chairman, Director
                                                       and Chief Executive Officer, Sovereign Asset
                                                       Management Corporation ("SAMCorp."); Director,
                                                       John Hancock Subsidiaries, LLC;
                                                       Independence Investment LLC, Independence Fixed
                                                       Income LLC and Signature Services; Senior Vice
                                                       President, MassMutual Insurance Co. (until
                                                       1999).
---------------------------- ------------- ----------- ------------------------------------------------ -------------

(1) Business address for independent and interested Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.



                                       18




---------------------------- ------------- ----------- ------------------------------------------------ -------------
                                                                                                        Number of
                                                                                                        John
                                                                                                        Hancock
                             Position(s)   Trustee/                                                     Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other                Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years                Trustee
--------------------------- -------------- ----------- ------------------------------------------------ -------------
Principal Officers who
are not Trustees
--------------------------- -------------- ----------- ------------------------------------------------ -------------
William L. Braman           Executive      2003        Executive Vice President and Chief Investment    N/A
Born:  1953                 Vice                       Officer, the Adviser and each of the John
                            President                  Hancock funds; Director, SAMCorp., Executive
                            and Chief                  Vice President and Chief Investment Officer,
                            Investment                 Baring Asset Management, London U.K. (until
                            Officer                    2000).

--------------------------- -------------- ----------- ------------------------------------------------ -------------
Richard A. Brown            Senior Vice    2003        Senior Vice President, Chief Financial Officer   N/A
Born:  1949                 President                  and Treasurer, the Adviser, John Hancock
                            and Chief                  Funds, and The Berkeley Group;  Second Vice
                            Financial                  President and Senior Associate Controller,
                            Officer                    Corporate Tax Department, John Hancock
                                                       Financial Services, Inc. (until 2001).

--------------------------- -------------- ----------- ------------------------------------------------ -------------
Thomas H. Connors           Vice           2003        Vice President and Compliance Officer, the       N/A
Born:  1959                 President                  Adviser and each of the John Hancock funds;
                            and                        Vice President, John Hancock Funds.
                            Compliance
                            Officer

--------------------------- -------------- ----------- ------------------------------------------------ -------------
William H. King             Vice           2003        Vice President and Assistant Treasurer, the      N/A
Born:  1952                 President                  Adviser; Vice President and Treasurer of each
                            and Treasurer              of the John Hancock funds; Assistant Treasurer
                                                       of each of the John Hancock funds (until 2001).

--------------------------- -------------- ----------- ------------------------------------------------ -------------
Susan S. Newton             Senior Vice    2003        Senior Vice President, Secretary and Chief       N/A
Born:  1950                 President,                 Legal Officer, SAMCorp., the Adviser and each
                            Secretary                  of the John Hancock funds, John Hancock Funds
                            and Chief                  and The Berkeley Group; Vice President,
                            Legal Officer              Signature Services (until 2000), Director,
                                                       Senior Vice President and Secretary, NM
                                                       Capital.
--------------------------- -------------- ----------- ------------------------------------------------ -------------

(1) Business address for independent and interested Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

The Fund's Board of Trustees currently has four standing Committees: the Audit Committee, the Administration Committee, the Contracts/Operations Committee and the Investment Performance Committee. Each Committee is comprised of Independent Trustees. The Audit Committee members are Messrs. Glavin, Moore and Ms. McGill Peterson. The Audit Committee recommends to the full board auditors for the Fund, monitors and oversees the audits of the Fund, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time.

The Administration Committee's members are all of the Independent Trustees of the Fund. The Administration Committee reviews the activities of the other three standing committees and makes the final selection and nomination of candidates to serve as Independent Trustees. The Administration Committee will consider nominees recommended by shareholders to serve as Independent Trustees, provided that shareholders submit recommendations in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934. The Administration Committee also works with all Trustees on the selection and election of officers of the Fund and reviews Trustee compensation, evaluates Trustee performance and considers committee membership rotations as well as relevant corporate governance issues.

The Contracts/Operations Committee members are Messrs. Farrell and Pratt. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Fund and other entities. These contracts include advisory and subadvisory agreements, custodial and transfer agency agreements and arrangements with other service providers.

The Investment Performance Committee consists of Messrs. Aronowitz, Chapman and Cosgove. The Investment Performance Committee monitors and analyzes the performance of the Fund generally, consults with the adviser as necessary if the Fund requires special attention, and reviews peer groups and other comparative standards as necessary.

The following table provides a dollar range indicating each Trustee's ownership of equity securities of the Fund, as well as aggregate holdings of shares of equity securities of all John Hancock Funds overseen by the Trustee, as of December 31, 2002.

--------------------------------------------------------------------------------
                           Dollar Range           Aggregate Dollar Range
                           of Fund Shares         of holdings in John Hancock
Name of Trustee            Owned by Trustee (1)   funds overseen by Trustee (1)
--------------------------------------------------------------------------------
Independent Trustees
--------------------------------------------------------------------------------
Dennis S. Aronowitz        None                   $50,001-$100,000
--------------------------------------------------------------------------------
Richard P. Chapman, Jr.    None                   Over $100,000
--------------------------------------------------------------------------------
William J. Cosgrove        None                   Over $100,000
--------------------------------------------------------------------------------
Richard A. Farrell         None                   Over $100,000
--------------------------------------------------------------------------------
William F. Glavin          None                   $10,001-$50,000
--------------------------------------------------------------------------------
Dr. John A. Moore          None                   Over $100,000
--------------------------------------------------------------------------------
Patti McGill Peterson      None                   Over $100,000
--------------------------------------------------------------------------------
John W. Pratt              None                   Over $100,000
--------------------------------------------------------------------------------
Interested Trustees
--------------------------------------------------------------------------------
John M. DeCiccio           None                   Over $100,000
--------------------------------------------------------------------------------
Maureen R. Ford            None                   Over $100,000
--------------------------------------------------------------------------------

(1) This Fund does not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the funds in the John Hancock complex that participates in the Plan. Under these circumstances, the Trustee is not the legal owner of the underlying shares, but does participate in any positive or negative return on those shares to the same extent as all other shareholders. With regard to Trustees participating in the Plan, if a Trustee was deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2002, the respective "Dollar Range of Fund Shares Owned by Trustee" and the "Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee" would be none and over $100,000 for Mr. Chapman, none and over $100,000 for Mr. Cosgrove, none and over $100,000 for Mr. Gavin and none and over $100,000 for Dr. Moore.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Ms. Ford and Mr. DeCicco, each a non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and receive no compensation from the Fund for their services.

                              Aggregate              Total Compensation From the
                              Compensation           Fund and John Hancock Fund
Independent Trustees          From the Fund(1)       Complex to Trustees(2)
--------------------          ----------------       ----------------------

Dennis S. Aronowitz           $ 25                          $  72,000
Richard P. Chapman, Jr+         25                             78,100
William J. Cosgrove+            25                             75,100
Richard A. Farrell              25                             75,000
William F. Glavin+              25                             75,000
Dr. John A. Moore+              25                             72,000
Patti McGill Peterson           25                             72,000
John W. Pratt                   25                             72,100
                             -----                         ----------
Total                        $ 200                          $ 591,300
                                                            ---------

(1) Compensation is estimated for the current fiscal year ending December 31, 2003.

(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2002. As of this date, there were sixty-one funds in the John Hancock Fund Complex, with Mr. Moore and Ms. Peterson serving on thirty-nine funds and each other Independent Trustees serving on thirty-one funds.

(+) As of December 31, 2002, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Chapman was $46,844, Mr. Cosgrove was $166,358, Mr. Glavin was $219,230 and for Dr. Moore was $203,650 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").

All of the officers listed are officers or employees of the Adviser or Affiliated Companies. Some of the Trustees and officers may also be officers or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has approximately $26 billion in assets under management as of March 31, 2003 in its capacity as investment adviser to the Fund and other funds in the John Hancock group of funds as well as retail and institutional privately managed accounts. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of approximately $130 billion, as of March 31, 2003, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating with Standard & Poor's and A. M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.

The Sub-Adviser, Shay Assets Management, Inc. ("SAMI") is located at 230 West Monroe Street, Chicago, Illinois 60606. The Sub-Adviser has been providing investment advisory services since 1981 and is controlled by Rodger D. Shay, Chairman. The Sub-Adviser, along with its predecessor, Shay Assets Management Co., served as the investment adviser to the Fund's predecessor, M.S.B. Fund, Inc., from May 19, 1995 until the Reorganization and managed approximately $4.8 billion as of December 31, 2002. SAMI is a wholly owned subsidiary of Shay Investment Services Inc., a privately-held holding company. Rodger D. Shay is the majority shareholder of Shay Investment Services, Inc.

Mr. John J. McCabe, Senior Vice President and Chief Investment Strategist of the Sub-Adviser, provides macro-economic advice in connection with the management of the Fund. Mr. McCabe has been a part of the portfolio management team for the Fund and the Predecessor Fund since 1991. He joined the Sub-Adviser in May 1995 and prior thereto, he served as Senior Vice President and Chief Investment Officer of Nationar, the Predecessor Fund's former investment adviser. Mr. McCabe is a director and past President of the New York Society of Security Analysts, a past director of the Financial Analysts Federation and a member and founding Governor of the Association for Investment Management and Research.

Mr. Mark F. Trautman, Vice President of the Sub-Adviser, is primarily responsible for the day-to-day management of the Fund's portfolio investments. Mr. Trautman has been responsible for the management of the Fund's and the Predecessor Fund's portfolio since 1993. He joined the Sub-Adviser in May 1995 and prior thereto, he served as Director of Mutual Fund Investments for the Predecessor Fund's former investment adviser, Nationar. Mr. Trautman also has served as the portfolio manager of the Institutional Investors Capital Appreciation Fund, Inc. since 1993. From January 1992 through March 1993 he served as Senior Equity Analyst for the Predecessor Fund and the Institutional Investors Capital Appreciation Fund, Inc.

The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser, which was approved in connection with the Reorganization by the sole initial shareholder of the Fund. Pursuant to the Advisory Agreement, the Adviser, in conjunction with the Sub-Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Adviser and the Fund have entered into a Sub-Advisory Agreement with the Sub-Adviser under which the Sub-Adviser, subject to the review of the Trustees and the overall supervision of the Adviser, is responsible for managing the investment operations of the Fund and the composition of the Fund's portfolio and furnishing the Fund with advice with respect to investments, investment policies and the purchase and sale of securities. The Sub-Advisory Agreement was approved in connection with the Reorganization by the sole initial shareholder of the Fund.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit, and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser a fee, paid daily, at an annual rate equal to 0.75% of the average daily net asset value of the Fund.

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's annual ordinary operating expenses to a specified percentage of its average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual ordinary operating expenses fall below this limit.

The Adviser has agreed to limit the Fund's expenses (excluding transfer agent and 12b-1 fees) to 0.90% of the Fund's average daily net assets. In addition, the Adviser has agreed to limit transfer agent fees on Class A, B and C shares to 0.23% of each class's average daily net assets and net operating expenses on Class A shares to 1.38%. The Adviser has agreed with the Sub-Adviser not to terminate this limitation at least until August 22, 2005.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser, the Sub-Adviser or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the Adviser or Sub-Adviser for the Fund or for other funds or clients for which the Adviser or Sub-Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser, the Sub-Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to its Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which their respective Agreements relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from their reckless disregard of the obligations and duties under the applicable Agreements.

The Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Adviser, the Trust, the Fund or any of their affiliates as a result of any error of judgment or mistake of law by the Sub-Adviser with respect to the Fund, except that the Sub-Adviser shall be liable for and shall indemnify the Adviser and the Fund from any loss arising out of or based on (i) the Sub-Adviser's causing the Fund to be in violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the Fund's prospectus or this statement of additional information or any written policies, procedures, guidelines or instructions provided in writing to the Sub-Adviser by the Trustees of the Fund or by the Adviser, (ii) the Sub-Adviser's causing the Fund to fail to satisfy the requirements for qualification as a regulated investment company under the Internal Revenue Code, excluding the provisions thereunder relating to the declaration and payment of dividends or (iii) the Sub-Adviser's willful misfeasance, bad faith or gross negligence generally in the performance of its duties under the Sub-Advisory Agreement or its reckless disregard of its obligations and duties under the Sub-Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The Advisory Agreement, Sub-Advisory Agreement and the Distribution Agreement (discussed below) were approved by all Trustees. The Advisory Agreement, Sub-Advisory Agreement and the Distribution Agreement, will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Each Agreement may be terminated on 60 days written notice by any party or by vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned. The Sub-Advisory Agreement terminates automatically upon the termination of the Advisory Agreement.

As provided in the Sub-Advisory Agreement, the Adviser (not the Fund) pays the Sub-Adviser monthly, in arrears, within 5 business days after the end of each month, a fee equal on an annual basis to the following percentages of the actual management fee received by the Adviser from the Fund: (i) 45% of the investment management fee with respect to the first $250,000,000 of the average daily net asset value of the Fund; (ii) 40% of the investment management fee with respect to the average daily net asset value of the Fund in excess of $250,000,000 up to $500,000,000; (iii) 35 % of the investment management fee with respect to the average daily net asset value of the Fund in excess of $500,000,000 up to $750,000,000; (iv) 30% of the investment management fee with respect to the average daily net asset value of the Fund in excess of $750,000,000 up to $1,000,000,000; and (v) 25% of the investment management fee with respect to the average daily net asset value of the Fund in excess of $1,000,000,000. During the first year of the Sub-Advisory Agreement, the Adviser has agreed to pay the Sub-Adviser a minimum fee of $375,000.

Under the investment management agreement between the Sub-Adviser and the Fund's predecessor, M.S.B. Fund, Inc., the Predecessor Fund paid a management fee at an annual rate equal to 0.75% of the first $100,000,000 of the Fund's average daily net assets and 0.50% of average daily net assets in excess of $100,000,000. The investment advisory fee paid to the Sub-Adviser by the Predecessor Fund was reduced (but not below zero) to the extent expenses (exclusive of professional fees, such as legal and audit fees and directors fees and expenses) exceeded 1.10% of the Fund's average daily net assets during a fiscal year. The total investment advisory fees paid by the Predecessor Fund to the Sub-Adviser for the fiscal years ended December 31 2002, 2001, and 2000, respectively, were $389,566, $413,907, and $454,892 (after all fee reductions and expense limitations.)

Factors considered by the Independent Trustees in approving the Advisory Agreement and the Sub-Advisory Agreement. The 1940 Act requires that the fund's Advisory Agreement and Sub-Advisory Agreement be initially and, after an initial term of not more than two years, annually reapproved by both the Board of Trustees and a majority of the Independent Trustees voting separately. The Independent Trustees have determined that the terms of the Fund's Advisory Agreement and Sub-Advisory Agreement are fair and reasonable and that the contracts are in the Fund's best interest. The Independent Trustees believe that the advisory contracts will enable the Fund to enjoy high quality investment advisory services at a cost they deem appropriate, reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees met independently from the Interested Trustees of the Fund and any officers of the Adviser or its affiliates. The Independent Trustees also relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

In evaluating the Advisory Agreement and Sub-Advisory Agreement, the Independent Trustees reviewed materials furnished by Adviser, including information regarding the Adviser, the Sub-Adviser, their respective affiliates and their personnel, operations and financial condition. The Independent Trustees also reviewed, among other things:

o   the investment performance of the Fund's predecessor, M.S.B. Fund, Inc.;

o the fee charged by Adviser for investment advisory and administrative services, as well as other compensation received by affiliates of the Adviser;

o   the fee payable to the Subadviser by the Adviser;

o the Fund's projected total operating expenses and the expense limitation provided by the Adviser; and

o the Sub-Adviser's experience in managing the Fund's predecessor, the experience of the Adviser in supervising sub-advisers and the historical quality of the services provided by the Adviser and the Sub-Adviser.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services.

Personnel of the Adviser and its affiliates may trade securities for their personal accounts. The Fund also may hold, or may be buying or selling, the same securities. To prevent the Fund from being disadvantaged, the adviser(s), principal underwriter and the Fund have adopted a code of ethics which restricts the trading activity of those personnel.

DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. These Selling Brokers are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A and Class C shares, at the time of sale. In the case of Class B or Class C shares, the broker receives compensation immediately but John Hancock Funds is compensated on a deferred basis.

The Fund's Trustees adopted Distribution Plans with respect to each class of shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.25% for Class A shares and 1.00% for Class B and Class C shares of the Fund's average daily net assets attributable to shares of that class. However, the service fees will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse the John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of the John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds is not fully reimbursed for payments or expenses it incurs under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B and Class C Plans as a liability of the Fund because the Trustees may terminate the Class B and /or Class C Plans at any time with no additional liability for these expenses to the shareholders and the Fund. The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on these Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provides the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as its continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by a vote of a majority of the Independent Trustees and (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each plan provides, that no material amendment to the Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B and Class C shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Amounts paid to the John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Fund.

Shares of the Fund's predecessor were not subject to any Distribution Plan.

SALES COMPENSATION

As part of their business strategies, the Fund, along with John Hancock Funds, pays compensation to financial services firms that sell the Fund's shares. These firms typically pass along a portion of this compensation to your broker or financial representative.

The two primary sources of broker compensation payments for Class A, Class B and Class C are (1) the 12 b-1 fees that are paid out of the fund's assets and (2) sales charges paid by investors. The sales charges and 12b-1 fees are detailed in the prospectus and under the "Distribution Contracts" in this Statement of Additional Information. The portions of these expenses that are paid to financial services firms are shown on the next page. For Class I shares, John Hancock Funds may make a one-time payment at the time of initial purchase out of its own resources to a Selling Broker who sells shares of the Fund. This payment may not exceed 0.15% of the amount invested.

Whenever you purchase Class A, Class B or Class C shares, the financial services firm receives a reallowance/payment, as described below. The firm also receives the first year's 12b-1 service fee at this time. Beginning with the second year after an investment is made, the financial services firm receives an annual 12b-1 service fee of 0.25% of its total eligible fund net assets. This fee is paid quarterly in arrears by the Fund.

In addition, from time to time, John Hancock Funds, at its expense, may provide significant additional compensation to financial services firms in connection with their promotion of the Fund and sale of shares of the Fund. Such compensation provided by John Hancock Funds may include, for example, financial assistance to financial services firms in connection with their marketing and sales development programs for their registered representatives and other employees, as well as payment for travel expenses, including lodging, incurred by registered representatives and other employees for such marketing and sales development programs, as well as assistance for seminars for the public, advertising and sales campaigns regarding one or more Funds, and other financial services firms-sponsored events or activities. From time to time, John Hancock Funds may provide expense reimbursements for special training of a financial services firm's registered representatives and other employees in group meetings. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees or other administrative fees and costs may be offered to the extent not prohibited by law or any self-regulatory agency, such as the NASD.

                                                                                   Broker receives
                                      Sales charge paid   Broker receives maximum  12b-1 service         Total broker
                                      by investors (%     reallowance              fee (% of net         compensation (1)
Class A investments                   of offering price)  (% of offering price)    investment) (3)       (% of offering price)
-------------------                   ------------------  -----------------------  ---------------       ---------------------

Up to $49,999                         5.00%               4.01%                    0.25%                 4.25%
$50,000 - $99,999                     4.50%               3.51%                    0.25%                 3.75%
$100,000 - $249,999                   3.50%               2.61%                    0.25%                 2.85%
$250,000 - $499,999                   2.50%               1.86%                    0.25%                 2.10%
$500,000 - $999,999                   2.00%               1.36%                    0.25%                 1.60%

Investments in Class A shares
of $1 million or more (4)
-------------------------

First $1M - $4,999,999                --                  0.75%                    0.25%                 1.00%
Next $1 - $5M above that              --                  0.25%                    0.25%                 0.50% (2)
Next $1 or more above that            --                  0.00%                    0.25%                 0.25% (2)

                                                                                   Broker receives
                                                          Broker receives          12b-1 service         Total broker
                                                          maximum reallowance      fee (% of net         compensation (1)
Class B investments                                       (% of offering price)    investment) (3)       (% of offering price)
-------------------                                       ---------------------    ---------------       ---------------------

All amounts                           --                  3.75%                    0.25%                 4.00%
                                                          Broker receives          Broker receives 12
                                                          maximum                  b-1 service           Total broker
                                                          reallowance              fee (% of net         compensation
Class C investments                                       (% of offering price)    investment)           (% of offering price)
-------------------                                       ---------------------    -----------           ---------------------

Over $1,000,00 or amounts
purchased at NAV                                          0.75%                    0.25%                 1.00%

All other amounts                     1.00%               1.75%                    0.25%                 2.00%

                                                          Broker receives          Broker receives
                                                          maximum                  12b-1 service         Total broker
                                                          reallowance              fee (% of net         compensation (1)
Class I investments                                       (% of offering price)    Investment) (3)       (% of offering price)
-------------------                                       --------------------     ---------------       ---------------------

All amounts                           --                  0.00%                    0.00%                 0.00% (5)

(1) Broker percentages and 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal total broker compensation percentages if combined using simple addition.

(2) For Group Investment Programs sales, the maximum total broker compensation for investments of $1 million or more is 1.00% of the offering price (one year CDSC of 1.00% applies for each sale).

(3) After first year broker receives 12b-1 fees quarterly in arrears.

(4) John Hancock Funds reduce aggregate investments by the amount of recent redemptions.

(5) John Hancock Funds may make a one-time payment at the time of initial purchase out of its own resources to a Selling Broker who sells Class I shares of the Fund. This payment may be up to 0.15% of the amount invested.

CDSC revenues collected by John Hancock Funds may be used to pay brokers commissions when there is no initial sales charge.

NET ASSET VALUE

For purposes of calculating the net asset value (NAV) of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market- maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of a determination of the Fund's NAV. If quotations are not readily available, or the value has been materially affected by the events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV of each Fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A AND CLASS C SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). The Fund does not issue share certificates. Shares are electronically recorded. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A and Class C shares of the Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to accumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund, owned by the investor, or if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Without Sales Charges. Class A shares may be offered without a front-end sales charge or contingent deferred sales charge ("CDSC") to various individuals and institutions as follows:

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates, subadviser or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, children, grandparents, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Retirement plans participating in Merrill Lynch servicing programs, if the Plan has more than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

o Retirement plans investing through the PruArray Program sponsored by Prudential Securities.

o Pension plans transferring assets from a John Hancock variable annuity contract to the Fund pursuant to an exemptive application approved by the Securities and Exchange Commission.

o Participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these investors may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

            Amount Invested                               CDSC Rate
            ---------------                               ---------

            $1 to $4,999,999                                1.00%
            Next $5 million to $9,999,999                   0.50%
            Amounts of $10 million and over                 0.25%

o        Any shareholder  account of M.S.B. Fund, Inc.  registered on M.S.B.
         Fund's books in the shareholder's name (and not in the name of a broker or other omnibus account) as of August 22, 2003.

Class C shares may be offered without a front-end sales charge to:

o    Investments of redemption proceeds from a non-John Hancock mutual fund.

o Group Retirement plan products for which John Hancock Signature Services performs recordkeeping and administrative services. (These plans include 403(b), Simple IRA, SEP and SARSEP plans.)

o Group Retirement plan products sold through third party administrators under the John Hancock SELECT retirement plan program. (These plans include 401(k), Money Purchase and Profit Sharing plans.)

o An investor who buys through Merrill Lynch omnibus account. However, a CDSC may apply if the shares are sold within 12 months of purchase.

Class A and Class C shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

Combination Privilege. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount being invested but also the investor's purchase price or current value of the Class A shares of all John Hancock funds which carry a sales charge already held by such person. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. Retirement plan investors may include the value of Class B shares if Class B shares held are greater than $1 million. Retirement plans must notify Signature Services to utilize. A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention. Reduced sales charges are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth IRAs and Coverdell ESAs, SEP, SARSEP, 401(k), 403(b) (including TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. An individual's non-qualified and qualified retirement plan investments cannot be combined to satisfy LOI of 48 months. Such an investment (including accumulations and combinations but not including reinvested dividends) must aggregate $50,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.

Because Class I shares are sold at net asset value without the imposition of any sales charge, none of the privileges described under these captions are available to Class I investors.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively will be subject to a CDSC at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price or on shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

      oProceeds of 50 shares redeemed at $12 per shares (50 x 12)       $600.00
      o*Minus Appreciation ($12 - $10) x 100 shares                     (200.00)
      o Minus proceeds of 10 shares not subject to
        CDSC (dividend reinvestment)                                    (120.00)
                                                                       --------
      oAmount subject to CDSC                                           $280.00

      *The appreciation is based on all 100 shares in the account not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Brokers for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

* Redemption of Class B and Class C shares made under a periodic withdrawal plan or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note, this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC.)

* Redemptions by Retirement plans participating in Merrill Lynch servicing programs, if the Plan has less than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

* Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.

* Redemption of Class A shares by retirement plans that invested through the PruArray Program sponsored by Prudential Securities.

For Retirement Accounts (such as traditional, Roth IRAs and Coverdell ESAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code. (Waiver based on required, minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)

*        Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit Sharing Plan/401(k) Plans), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

Please see matrix for some examples.



----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Type of                 401 (a) Plan      403 (b)           457              IRA, IRA          Non-retirement
Distribution            (401 (k), MPP,                                       Rollover
                        PSP) 457 & 408
                        (SEPs & Simple
                        IRAs)
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Death or Disability     Waived            Waived            Waived           Waived            Waived
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Over 70 1/2             Waived            Waived            Waived           Waived for        12% of account
                                                                             required          value annually
                                                                             minimum           in periodic
                                                                             distributions*    payments
                                                                             or 12% of
                                                                             account value
                                                                             annually in
                                                                             periodic
                                                                             payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Between 59 1/2 and      Waived            Waived            Waived           Waived for Life   12% of account
70 1/2                                                                       Expectancy or     value annually
                                                                             12% of account    in periodic
                                                                             value annually    payments
                                                                             in periodic
                                                                             payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Under 59 1/2            Waived for        Waived for        Waived for       Waived for        12% of account
(Class B and Class C    annuity           annuity           annuity          annuity           value annually
only)                   payments (72t)    payments (72t)    payments (72t)   payments (72t)    in periodic
                        or 12% of         or 12% of         or 12% of        or 12% of         payments
                        account value     account value     account value    account value
                        annually in       annually in       annually in      annually in
                        periodic          periodic          periodic         periodic
                        payments.         payments.         payments.        payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Loans                   Waived            Waived            N/A              N/A               N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Termination of Plan     Not Waived        Not Waived        Not Waived       Not Waived        N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Hardships               Waived            Waived            Waived           N/A               N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Qualified Domestic      Waived            Waived            Waived           N/A               N/A
Relations Orders
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Termination of          Waived            Waived            Waived           N/A               N/A
Employment Before
Normal Retirement Age
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Return of Excess        Waived            Waived            Waived           Waived            N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------

* Required minimum distributions based on John Hancock Mutual Fund IRA assets only.

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholders will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class. Investors may exchange between institutional funds and Class I shares.

Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transaction charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock 500 Index Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a retirement plan exchanges the plan's Class A account in its entirety from the Fund to a non-John Hancock investment, the one-year CDSC applies.

If a shareholder exchanges Class B shares purchased prior to January 1, 1994 for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement plans participating in Merrill Lynch's servicing programs:
---------------------------------------------------------------------

Class A shares are available at net asset value for plans with $3 million in plan assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. If the plan does not meet either of these limits, Class A shares are not available.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Fund may be purchased or redeemed through certain broker-dealers or Service Agents ("Brokers"). Brokers may charge for their services or place limitations on the extent to which you may use the services of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, receives the order. If a broker is an agent or designee of the Fund, orders are processed at the NAV next calculated after the broker receives the order. The broker must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Fund for execution at NAV next determined. Some brokers that maintain nominee accounts with the Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. The Adviser, the Fund and/or John Hancock Funds, LLC (the Fund's principal distributor), share in the expense of these fees.

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and three other series. Additional series may be added in the future. The Trustees have also authorized the issuance of four classes of shares of the Fund, designated as Class A, Class B, Class C and Class I.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class will be borne exclusively by that class, (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Fund. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable for reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

TAX STATUS

The Fund, is treated as a separate entity for accounting and tax purposes, has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions and the diversification of its assets, the Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distributions requirements.

Distribution from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain" they will be taxable as capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than net capital gain, after reduction by deductible expenses). Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Because more than 50% of the Fund's assets at the close of any taxable year will not consist of stocks or securities of foreign corporations, the Fund will be unable to pass such taxes through to shareholders (as additional income) along with a corresponding entitlement to a foreign tax credit or deduction. The Fund will deduct the foreign taxes it pays in determining the amount it has available for distribution to shareholders.

If the Fund invests in stock (including an option to acquire stock such as is inherent in a convertible bond) of certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gain) or hold at least 50% of their asset in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its holdings in passive foreign investment companies or make an available election to minimize its tax liability or maximize its return for these investments.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency options, foreign currencies, or payables or receivables denominated in foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions in foreign currencies that are not directly related to the Fund's investment in stock or securities, including speculative currency positions could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income from each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

Certain options, futures, and forward foreign currency contracts undertaken by the Fund could cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of foreign currency contracts, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gain, but not loss, if an option, short sales or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of the Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options, futures and forward contracts in order to seek to minimize any potential adverse tax consequences.

The amount of the Fund's net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities and/or engage in options transactions that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) that in a transaction is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carry forward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net realized capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders.

Investment in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund, in the event it acquires or holds any such obligations, in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seeks to avoid becoming subject to Federal income or excise tax.

For purposes of the dividends-received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after each such dividend and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of the Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, and, to the extend such basis would be reduced below zero, that current recognition of income would be required.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options, futures, forwards, short sales or other transactions may also require the Fund to recognize income or gain without a concurrent receipt of cash. Additionally, some countries restrict repatriation which may make it difficult or impossible for the Fund to obtain cash corresponding to its earnings or assets in those countries. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may borrow cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although it may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number nor certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

The foregoing discussion relates solely to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8, W-8BEN or other authorized withholding certificate is on file and to backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE

As of December 31, 2002 the average annual total returns before taxes of the Class A shares of the Fund for the 1-year, 5-year and 10-year periods, restated to reflect sales charges were -19.33%, 2.68%, and 10.21%, respectively.

P(1+T)n = ERV

Where:
                  P =       a hypothetical initial payment of $1,000.
                  T =       average annual total return
                  n =       number of years
                  ERV =     ending redeemable value of a hypothetical
                            $1,000 payment made at the beginning of the 1-year, 5-year or 10-year periods (or fractional portion).

The Fund discloses average annual total returns after taxes for Class A shares for the one, five and 10 year periods, or the period since the commencement of operations, ended December 31, 2002 in the prospectus. After tax returns are computed using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The average annual total return (after taxes on distributions) is computed by finding the average annual compounded rate of return over the 1-year, 5-year and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

P(1+T)n = ATVD

Where:
         P=       a hypothetical initial payment of $1,000.
         T=       average annual total return (after taxes on distributions)
         n=       number of years
      ATVD=       ending value of a hypothetical $1,000 payment made at
                  the beginning of the 1-year, 5-year, or 10-year periods
                  (or fractional portion) after taxes on fund distributions but not after taxes on redemption.

The average annual total return (after taxes on distributions and redemption) is computed by finding the average annual compounded rate of return over the 1-year, 5-year and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

P(1+T)n = ATVDR

Where:
           P=       a hypothetical initial payment of $1,000.
           T=       average annual total return (after taxes on distributions
                    and redemption)
           n=       number of years
      ATVDR=        ending value of a hypothetical $1,000 payment made at
                    the beginning of the 1-year, 5-year or 10-year periods
                    (or fractional portion), after taxes on fund distributions and redemption.

Because each class has its own sales charge and fee structure, the classes have different performance results. In the case of each class, these calculations assume the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period. These calculations assume that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A or Class C shares or the CDSC on Class B or Class C shares into account. Excluding the Fund's sales charge on Class A and Class C shares and the CDSC on Class B or Class C shares from a total return calculation produces a higher total return figure.

The Fund may advertise yield, where appropriate. The Fund's yield is computed by dividing net investment income per share determined for a 30-day period by the maximum offering price per share (which includes the full sales charge) on the last day of the period, according to the following standard formula:

                                               6
                  Yield = 2 ( [ ( a - b ) + 1 ] - 1 )
                                 -------
                                   cd
Where:

         a =      dividends and interest earned during the period.
         b =      net expenses accrued during the period.
         c =      the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.
         d =      the maximum offering price per share on the last day of the period (NAV where applicable).

From time to time, in reports and promotional literature, the Fund's total return will be compared to indices of mutual funds such as Lipper Analytical Services, Inc.'s "Lipper - Mutual Fund Performance Analysis," a monthly publication which tracks net assets, total return and yield on mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in, and excerpts from, national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser's or Subadviser's investment and/or trading personnel. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of such personnel, will offer the best price and market for the execution of each such transaction. The Fund's trading practices and investments are reviewed monthly by the Adviser's Senior Investment Policy Committee which consists of officers of the Adviser and quarterly by the Adviser's Investment Committee which consists of officers and directors of the Adviser and Trustees of the Trust who are interested persons of the Fund.

Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market maker reflect a "spread." Investments in debt securities are generally traded on a "net" basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. Investments in equity securities are generally traded on exchanges or on over-the-counter markets at fixed commission rates or on a net basis. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. The policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser and Subadviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions. To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and, to a lesser extent, statistical assistance furnished to the Adviser and Subadviser of the Fund.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time.

Research services received from broker-dealers supplement the Adviser's or Sub-adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices and ratings of securities. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with the Adviser's or Subadviser's personnel with respect to computerized systems and data furnished as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

The outside research assistance is useful to the Adviser or Subadviser since the broker-dealers used by the Adviser or Subadviser tend to follow a broader universe of securities and other matters than the Adviser's or Subadviser's staff can follow. In addition, the research provides the Adviser or Subadviser with a diverse perspective on financial markets. Research services provided to the Adviser or Subadviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates, or by the Subadviser or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's or Subadviser's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities. In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments.

The Adviser and Subadviser believe that the research services are beneficial in supplementing the Adviser's research and analysis and that they improve the quality of the Adviser's or Subadviser's investment advice. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser or Subadviser. The advisory fee paid by the Fund is not reduced because the Adviser receives such services. The receipt of research information is not expected to reduce significantly the expenses of the Adviser and Subadviser. However, to the extent that the Adviser or Subadviser would have purchased research services had they not been provided by broker-dealers, the expenses to the Adviser or Subadviser could be considered to have been reduced accordingly. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser or Sub-adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser or Subadviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis.

While the Adviser and/or the Subadviser will be primarily responsible for its allocation of the Fund's brokerage business, the policies and practices of the Adviser or Subadviser in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees

The Adviser or Subadviser may determine target levels of commission business with various brokers on behalf of its clients (including the Fund) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Fund and other mutual funds advised by the Adviser or Subadviser in particular, including sales of the Fund. In connection with (3) above, the Fund's trades may be executed directly by dealers that sell shares of the John Hancock funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution and the Conduct Rules of the National Association of Securities Dealers, Inc. The Adviser or Subadviser will not use a specific formula in connection with any of these considerations to determine the target levels.

Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through brokers affiliated with the Adviser and/or the Subadviser ("Affiliated Brokers"). Affiliated Brokers may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Fund, the Adviser, the Subadviser or the Affiliated Broker. Because the Adviser or Subadviser that is affiliated with the Affiliated Broker has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or an "Affiliated Broker").

Other investment advisory clients advised by the Adviser or Subadviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser or Subadviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser or Subadviser believes to be equitable to each client, including the Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each participating account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size (a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser or Subadviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services monthly a fee which is based on an annual rate of $16.00 for each Class A shareholder account and $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account. The Fund also pays Signature Services monthly a fee which is based on an annual rate of 0.05% of average daily net assets attributable to Class A, Class B and Class C shares. For Class A, B, and C shares, the Fund also pays certain out-of pocket expenses. The Adviser has agreed to limit transfer agent fees on Class A, B and C shares to 0.23% of each class's average daily net assets at least until August 22, 2005. The Fund pays Signature Services monthly a fee which is based on an annual rate of 0.05% of average daily net assets attributable to Class I shares plus certain out-of-pocket expenses.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and The Bank of New York, One Wall Street, New York, New York 10286. Under the custodian agreement, The Bank of New York. is performing custody, Foreign Custody Manager and fund accounting services.

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02116, has been selected as the independent auditors of the Fund. Ernst & Young LLP, 1100 Huntington Center, 41 South High Street, Columbus, Ohio 43215, served as independent auditors to the Fund's predecessor, M.S.B. Fund, Inc. for the year ended December 31, 2002.

APPENDIX A - MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them with examples of related securities and investment practices included in brackets. See the "Investment Objective and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The Fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., short sales, financial futures and options; securities and index options, currency contracts).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. (e.g., borrowing; reverse repurchase agreements, repurchase agreements, securities lending, non-investment-grade securities, financial futures and options; securities and index options).

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. (e.g., foreign equities, financial futures and options; securities and index options, currency contracts).

Information risk The risk that key information about a security or market is inaccurate or unavailable. (e.g., non-investment-grade securities, foreign equities).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g., non-investment-grade securities, financial futures and options; securities and index options).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g., borrowing; reverse repurchase agreements, when-issued securities and forward commitments).

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g., non-investment-grand securities, short sales, restricted and illiquid securities, financial futures and options securities and index options; currency contracts).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g., short sales, short-term trading, when-issued securities and forward commitments, non-investment-grade securities, foreign equities, financial futures and options; securities and index options restricted and illiquid securities).

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events. (e.g., foreign equities).

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g., short sales, when-issued securities and forward commitments; financial futures and options; securities and index options, currency contracts).

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.(e.g., foreign equities).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for. (e.g., non-investment-grade securities, restricted and illiquid securities).

APPENDIX B

Description of Bond Ratings

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment at some time in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack the characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represented obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

STANDARD & POOR'S RATINGS GROUP

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B: Debt rated BB, and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CCC Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

FINANCIAL STATEMENTS

M.S.B Fund, Inc.'s audited financial statements for the fiscal year ended December 31, 2002 (filed electronically on March 3, 2003, accession number 0000950137-03-001244) are included in and incorporated by reference into Part B of this Registration Statement. The December 31, 2002 financial statements, including the financial highlights in the Fund's Class A, Class B, Class C and Class I share prospectuses, have been audited by Ernst & Young LLP independent auditors, as indicated in their report with respect to those financial statements and are included in reliance upon the authority of Ernst & Young LLP as experts in accounting and auditing.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES AND HAS NOT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

                            [M.S.B. FUND, INC. LOGO]
                                   PROSPECTUS
                               ------------------

                                  May 1, 2003


                               ------------------

                                 A NO-LOAD FUND

                               ------------------

                             Investment Objective:
                          LONG-TERM GROWTH OF CAPITAL

                        You should read this Prospectus
                      and retain it for future reference.


CONTENTS

                                         PAGE
Key Points............................      2
Performance Summary...................      3
Fees and Expenses of the Fund.........      4
Investment Objective and Strategies...      5
Principal Risks.......................      5
Share Price -- Net Asset Value........      6
Purchase of Fund Shares...............      6
Share Purchase Options................      8
Redeeming Shares......................     10
Understanding Performance.............     13

                                         PAGE
Dividends, Distributions and Federal
  Income Tax Status...................     13
Portfolio Management..................     14
Administrator, Transfer Agent and
  Custodian...........................     15
Distributor...........................     15
Financial Highlights..................     15
Additional Information and Shareholder   Back
  Inquiries...........................  Cover

                            ------------------------

                                   KEY POINTS

OBJECTIVE: The Fund's investment objective is to achieve long-term growth of capital for its shareholders.


PRINCIPAL STRATEGIES: The Fund seeks to achieve its objective by investing in a diversified portfolio of equity securities, consisting primarily of securities of U.S.-based companies whose growth, cash flow, earnings and dividend prospects are promising and whose securities are reasonably priced and have the potential for capital appreciation in the opinion of its Investment Adviser. The equity securities in which the Fund invests consist primarily of dividend-paying common stocks of large-capitalization companies, i.e., companies with a market capitalization in excess of $5 billion. There is no assurance that the Fund in fact will achieve this objective.


RISKS: All investments in equity mutual funds, like the Fund, involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money. Below is a summary of the principal risk factors for the Fund.

     - MARKET AND INVESTMENT RISKS. The value of the Fund's shares will fluctuate in accordance with the value of the securities held in its portfolio. Declines are possible in the overall stock market or in the particular securities or types of securities held by the Fund, and it is possible to lose money as a result of your investment.

     - PORTFOLIO MANAGEMENT RISKS. The Investment Adviser's skill will affect the ability of the Fund to achieve its investment objective. The strategies employed by the Fund may not match the performance of other strategies at different times or under different market or economic conditions. Accordingly, the Fund's performance for any period may differ from the performance of the overall market or from other investments that may be available to you.


INVESTMENTS NOT INSURED OR GUARANTEED: An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              PERFORMANCE SUMMARY

     The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year over a 10-year period and by showing how the Fund's average annual returns for one-, three-, five-, and ten-years compare to those of a broad-based securities market index. All returns assume reinvestment of dividends. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

              YEAR-BY-YEAR TOTAL RETURNS (YEARS ENDED DECEMBER 31) [PERFORMANCE GRAPH --NUMBERS ARE PERCENTAGES]

1993                                                                             20.64
1994                                                                             -1.68
1995                                                                             24.97
1996                                                                             21.16
1997                                                                             28.88
1998                                                                             31.45
1999                                                                              5.79
2000                                                                              5.68
2001                                                                             -3.73
2002                                                                            -15.08


Best Quarter:     4th Quarter, 1998    +22.56%
Worst Quarter:    3rd Quarter, 2002    -12.82%



          AVERAGE ANNUAL TOTAL RETURNS (YEARS ENDED DECEMBER 31, 2002)



                                                             1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                                             -------   -------   -------   --------
M.S.B. Fund, Inc.
  Return before taxes......................................  -15.08%    -4.76%    3.74%     10.77%
  Return after taxes on distributions*.....................  -16.47%    -6.13%    2.17%      7.69%
  Return after taxes on distributions and sale of Fund
     shares*...............................................   -9.26%    -3.91%    2.94%      7.83%
S&P 500 Index (reflects no deduction for fees, expenses or
  taxes)**.................................................  -22.09%   -14.54%   -0.58%      9.34%


---------------
 * After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
** The S&P 500 Index is the Standard & Poor's Composite Index of 500 Stocks, which is a commonly recognized unmanaged price index of 500 widely held common stocks. Unlike the Fund's returns, index returns do not reflect any fees, expenses or taxes.

                         FEES AND EXPENSES OF THE FUND

     THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


SHAREHOLDER FEES (fees paid directly from your investment)..........     NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
  Management Fees...................................................    0.75%*
  Distribution or Service (12b-1) Fees..............................     NONE
  Other Expenses....................................................    0.73%
     Administration, Transfer Agent and Custodian Fees......   0.26%*
     Professional and Directors' Expenses...................   0.28%
     Insurance, Printing, Registration and Miscellaneous
      Expenses..............................................   0.19%
  Total Annual Fund Operating Expenses..............................    1.48%*


---------------

* The preceding table is based on expenses incurred during the fiscal year ended December 31, 2002, without giving effect to fee waivers by the Fund's Investment Adviser, Administrator and Transfer Agent. The operating expenses are expressed as a percentage of the Fund's average net assets. If the effect of the fee waivers were included, the Management Fees in the preceding table would have been 0.70%, the Administration, Transfer Agent and Custodian Fees in the preceding table would have been 0.21%, and Total Annual Fund Operating Expenses would have been 1.38%. The Administrator and Transfer Agent have contractually agreed to continue the fee waiver through December 31, 2003. The fee payable to the Investment Adviser is reduced (but not below zero) to the extent expenses (exclusive of professional fees, such as legal and audit fees, directors' fees and expenses, and distribution expenses, if any, payable under Rule 12b-1) exceed 1.10% of the Fund's average daily net assets for any fiscal year during the term of the Fund's agreement with the Investment Adviser.


EXAMPLE


     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.


     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, all dividends and distributions are reinvested and the Fund's operating expenses described in the preceding table remain the same as a percentage of net assets.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------    --------    --------    --------
 $151        $468        $808       $1,768


     The Fund does not charge any deferred sales charge or other redemption fee, and you would pay the same expenses shown in the example if you did not redeem your shares.

---------------

* If the effect of expense limitations and fee waivers that were in effect during the year were reflected in the Example, the expenses paid for the one-, three-, five- and ten-year periods would have been $140, $437, $755 and $1,657, respectively.

INVESTMENT OBJECTIVE AND STRATEGIES

INVESTMENT OBJECTIVE

     The investment objective of the Fund is to achieve long-term growth of capital for its shareholders. The Fund is designed as an investment vehicle for investors who want to see their capital grow over the long term and who are willing to take moderate risks to achieve that goal. There is no assurance that the Fund will, in fact, achieve its objective.

     The Board of Directors may change the Fund's investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES


     The Fund invests primarily in equity securities of U.S.-based companies whose growth, cash flow, earnings and dividend prospects are promising and whose securities are reasonably priced and have the potential for capital appreciation in the opinion of the Investment Adviser. Specifically, the Investment Adviser looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company's growth and earnings, the Investment Adviser considers, among other things, the company's historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share. In attempting to determine reasonable price levels for a company's securities, the Investment Adviser utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company's price-to-earnings ratio.



     The equity securities in which the Fund invests consist primarily of dividend-paying common stocks of large-capitalization companies, i.e., companies with a market capitalization in excess of $5 billion. The Fund may invest up to 25% of its assets in equity securities of smaller companies. The equity securities in which the Fund may invest also include common stocks that do not pay dividends.


     Under normal market conditions, it is the Fund's policy to invest substantially all of its assets in equity securities. However, if the Fund's Investment Adviser deems it beneficial for defensive purposes during adverse market, economic or other conditions, the Fund may invest up to 100% of its assets temporarily in non-equity securities, such as investment grade corporate bonds, commercial paper and government securities. In taking this action, the Fund would reduce its exposure to fluctuations and risks in the market for equity securities and would increase its exposure to fluctuations and risks in the market for debt securities. These defensive actions would reduce the benefit from any upswing in the equity markets and, if the Investment Adviser does not correctly anticipate fluctuations in the equity and debt securities markets, may not contribute to the achievement of the Fund's investment objective.

     To a limited extent, the Fund also may engage in other investment practices.

     More information about the Fund's investments and strategies is provided in the Statement of Additional Information.

PRINCIPAL RISKS

     All investments in equity mutual funds, like the Fund, involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

     The principal risk factors for the Fund are discussed below. Before you invest, please make sure you understand the risks that apply to your investment.

MARKET AND INVESTMENT RISKS

     The value of the Fund's shares will fluctuate in accordance with the value of the securities held in its portfolio so that your shares, when redeemed, may be worth more or less than their original cost. Declines are possible in the overall stock market or in the particular securities or types of securities held by the Fund, and it is possible to lose money as a result of your investment.


     The Fund may invest up to 25% of its assets in the securities of companies with market capitalizations of less than $5 billion. These companies carry additional risks because their earnings tend to be less predictable, their share prices are more volatile and their securities may be less liquid than the securities of larger companies.

PORTFOLIO MANAGEMENT RISKS

     The Investment Adviser's skill in choosing appropriate investments for the Fund will affect the ability of the Fund to achieve its investment objective, and the investment strategies employed by the Fund may not match the performance of other strategies at different times or under different market or economic conditions. Accordingly, the Fund's performance for any period may differ from the performance of the overall market or from other investments that may be available to you.

SHARE PRICE -- NET ASSET VALUE

     The price of the Fund's shares is also referred to as its net asset value or NAV per share. The net asset value per share of the Fund is determined by computing the total value of all securities and other assets of the Fund, subtracting all of its liabilities and then dividing by the total number of shares of the Fund outstanding:

Net Asset Value =  Total Assets - Liabilities
                   --------------------------
                        Number of Shares
                          Outstanding

     The Fund determines net asset value per share of the Fund as of 4:00 P.M., New York time. Shares will not be priced on days on which the New York Stock Exchange is closed for trading.

     The Fund uses market prices in valuing portfolio securities, but may use fair value estimates if reliable market prices are unavailable.

PURCHASE OF FUND SHARES

     You purchase shares at the Fund's next-determined net asset value after the Fund receives your order to purchase. Except for orders by investors who elect next-day settlement, all orders must be accompanied by a check or other form of payment. Orders to purchase shares are not binding on the Fund until accepted by the Fund. The Fund reserves the right to reject any purchase order.

     As an M.S.B. Fund shareholder, you pay no shareholder transaction fees, such as sales loads, redemption fees or exchange fees, when purchasing or redeeming shares.

INITIAL AND SUBSEQUENT PURCHASES

     To make an investment in the Fund, follow the instructions provided on pages 8 and 9 under the heading "Share Purchase Options." An Account Application may be obtained separately from the Fund by calling 800-982-1846.

     You will receive a Confirmation Notice from the Fund confirming each share purchase. Each Confirmation Notice includes a detachable order form which you may use to make additional purchases of shares.

     Subsequent purchases also may be made by telephone.

AUTOMATIC INVESTMENT PLAN

     You may make automatic periodic investments in the Fund by authorizing the Fund's Transfer Agent to withdraw funds from your bank account. If you desire to participate in the Automatic Investment Plan, complete the application, which may be obtained separately from the Fund by calling 800-982-1846, and mail it to the Fund. Allow up to one month for processing of the application.

TAX-SHELTERED RETIREMENT PLANS

     The Fund offers certain tax-sheltered retirement plans through which you may purchase shares, including traditional, SEP, Roth and Education IRAs. Call the Fund at 800-982-1846 to obtain the appropriate forms.

PAYROLL DEDUCTION PLANS

     A number of employers make purchases of M.S.B. Fund shares available to their employees by means of payroll deductions. Contact your employer for information about the availability of a payroll deduction plan.

NEXT-DAY SETTLEMENT OPTION

     The Fund makes available a next-day settlement option for investors. Next-day settlement permits an investor to place an order by telephone or fax to purchase Fund shares at the net asset value per share next determined after receipt of the order to purchase and to deliver payment for the order by wire transfer the following business day.

     To use the next-day settlement option, follow the instructions on page 9 under the heading "Next-Day Settlement Option." You may obtain telephone transaction authorization forms needed to activate next-day settlement by calling the Fund at 800-661-3938.



     A purchase order is binding upon the investor. If the Fund must cancel your order because payment was not timely received, you will be responsible for the difference between the price of the shares when ordered and the price of the shares when the order is canceled and for any fees or other losses and expenses incurred by the Fund. The Fund may redeem shares from your account in an amount equal to the amount of the difference in share price and the fees and other losses and expenses incurred, if any, and may retain the proceeds of the redemption in satisfaction of your liability to the Fund. You will continue to be responsible for any deficiency. In addition, the Fund may prohibit or restrict you from electing next-day settlement in the future or from making future purchases of the Fund's shares.


     Any funds received by the Fund in respect of a canceled purchase order will be returned upon instructions from the sender without any liability to the Fund, the Investment Adviser, the Distributor or the Custodian. If it is not possible to return the funds the same day, you will not have use of the funds until the next business day when it is possible to effect the return payment. The Fund reserves the right to reject any purchase order.

REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

     You may elect to have dividends and capital gains distributions of the Fund, when paid, reinvested in shares of the Fund at the net asset value per share determined at the close of business on the ex-dividend date. The Fund will reinvest your dividends and capital gains distributions unless you state a contrary intention in the space provided for that purpose in the Account Application. You may change an election at any time prior to a record date for a dividend or distribution by notifying the Fund in writing.


NECESSARY INFORMATION



     In compliance with the USA Patriot Act of 2001, the Fund's Distributor or Transfer Agent will verify certain information on your account application as part of the Fund's anti-money laundering program. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA Patriot Act. Account applications that are incomplete or that contain essential identifying information which cannot be verified will not be accepted.

                             SHARE PURCHASE OPTIONS


                   INITIAL PURCHASE                        SUBSEQUENT INVESTMENT
                   ----------------                        ---------------------
MINIMUM            $250 ($50 for investors enrolling in    $50 ($25 for investments through the
INVESTMENT         the Automatic Investment Plan)          Automatic Investment Plan)

BY MAIL OR         Complete and sign the application.      Make your check payable to "M.S.B.
OVERNIGHT COURIER  Make your check payable to "M.S.B.      Fund, Inc." and send it to the address
                   Fund, Inc." and send the completed      at the left. Put your name, address
                   application and check to:               and M.S.B. Fund account number on your
                                                           check. Subsequent investment forms
                   By Mail:      M.S.B. Fund, Inc.         will be included with each shareholder
                               P.O. Box 182010             statement for your convenience.
                               Columbus, OH 43218-2010     Alternatively, include a note giving
                                                           your M.S.B. Fund account number, your
                   By Courier:   M.S.B. Fund, Inc.         name and your address.
                               c/o BISYS Fund Services
                               Attn: Shareholder Services
                               3435 Stelzer Road
                               Columbus, OH 43219

BY TELEPHONE       Telephone transactions may not be used  If you want to make telephone
                   for initial purchases, unless the       transactions, call 800-661-3938 to set
                   investor is an institution. If you      up your account for this feature. All
                   want to make telephone transactions,    purchases made by telephone must be
                   call 800-661-3938 to set up your        paid by wire transfer.
                   account for this feature. All
                   purchases made by telephone must be
                   paid by wire transfer.

WIRE INSTRUCTIONS  Call 800-661-3938 to notify the Fund    Carefully follow the instructions to
                   that you intend to purchase shares by   the left and include the following
                   wire and to verify wire instructions.   information:
                                                           Shareholder Account #
                                                           Shareholder Name/Registration
                                                           Taxpayer Identification Number.

                   INITIAL PURCHASE                        SUBSEQUENT INVESTMENT
                   ----------------                        ---------------------
NEXT-DAY           1. Open an account by submitting a      Follow the directions to the left.
SETTLEMENT OPTION  completed Account Application by mail
                   or overnight courier. Authorize
                   telephone transactions on an
                   authorization form available from the
                   Fund.
                   2. Notify the Fund by calling
                   800-661-3938 that you desire to
                   purchase shares with next-day
                   settlement.
                   3. Submit an order to purchase shares
                   either by fax or telephone, indicating
                   the amount of the investment or the
                   number of shares you desire to
                   purchase. Be sure to indicate on the
                   order that next-day settlement is
                   sought. If you are submitting the
                   purchase order by fax, please call
                   800-661-3938 to obtain a fax number.
                   4. Wire funds using the wire
                   instructions above. Immediately
                   available funds must be received by
                   4:00 P.M. New York City time on the
                   next business day after the order is
                   submitted or the order will be
                   canceled.

AUTOMATIC          Complete the Account Application which  Follow the directions to the left.
INVESTMENT PLAN    may be obtained separately from the
                   Fund. Send the completed application
                   and a voided personal check to the
                   Fund at the address provided on page 8
                   for delivery by mail or overnight
                   courier. Allow up to one month for
                   processing of your application.

PAYROLL DEDUCTION  See your employer for information.      See your employer for information.
PLANS

TO OBTAIN ACCOUNT  Call the Fund at 800-661-3938.          Call the Fund at 800-982-1846.
APPLICATIONS AND
OTHER FORMS

SHARE CERTIFICATES

     The Fund will not issue certificates representing the Fund's shares unless you make a request in writing directly to the Fund's Administrator or to an account representative of an eligible broker-dealer, bank or other financial intermediary. Wire and telephone redemptions of shares held in certificate form are not permitted.

PURCHASES THROUGH FINANCIAL INTERMEDIARIES

     You may also purchase shares of the Fund through authorized broker/dealers or other financial intermediaries such as banks, 401(k) plans, financial advisers and financial supermarkets. These parties may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. The intermediaries are responsible for transmitting purchase orders and funds and for crediting their customers' accounts following timely redemptions made in accordance with their customer agreements and this Prospectus.

REDEEMING SHARES

     You may withdraw any part of your account at any time by redeeming shares (subject to the conditions and limited exceptions described below). You may make redemption requests in writing or by telephone if you have elected the telephone redemption option. If share certificates were issued to you for the shares to be redeemed, the share certificates must accompany the redemption request. Procedures for redeeming shares are described below.

     Shares are redeemed at their net asset value per share next determined after receipt by the Fund of the request for redemption and all other necessary documentation in good order.

     If the shares to be redeemed have been recently purchased by check, the Fund may delay the payment of redemption proceeds until the check has cleared, which may take up to 15 days.

WRITTEN REDEMPTION REQUESTS

     To be in good order, written redemption requests must be signed exactly as the account is registered by all persons in whose names the account is held and must include the following information and documents:

-  the account number from which shares are to be redeemed,

-  the dollar value or number of shares to be redeemed,

-  the address the redemption proceeds should be mailed to,

-  the shareholder's daytime phone number,

-  the signatures of all account owners exactly as registered on the account,

-  signature guarantees (if required, as
   described below under the heading "Signature Guarantees"),

- any supporting legal documentation that may be required in the event of the death or incapacity of a shareholder,

-  any certificates you are holding for the shares being redeemed.

     You should direct redemption requests to M.S.B. Fund, Inc., P.O. Box 182010, Columbus, OH 43218-2010. Redemption requests sent by overnight courier should be sent to M.S.B. Fund, Inc., c/o BISYS Fund Services, Attn: Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219.

SIGNATURE GUARANTEES

     Except for redemption requests by 401(k) plan omnibus accounts and redemptions by institutional investors, redemption requests that are greater than $10,000 require signature guarantees. A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. The types of signature guarantees that are required are described below.

AMOUNT OF
REDEMPTION       TYPE OF SIGNATURE GUARANTEE REQUIRED
----------       ------------------------------------
$10,000-$25,000  Signatures must be guaranteed by a
                 domestic bank or trust company,
                 broker-dealer, clearing agency,
                 credit union or savings association
                 (a "Qualified Guarantor").
OVER $25,000     Signatures must be guaranteed by a
                 Qualified Guarantor that is a
                 participant in a medallion program
                 (described below) recognized by the
                 Securities Transfer Association.
REDEMPTIONS BY
401(K) PLAN
OMNIBUS
ACCOUNTS OR BY
INSTITUTIONAL
INVESTORS        Signature guarantee not required.

     The three recognized medallion programs are Securities Transfer Agents Medallion (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP).

     Signature guarantees by a Qualified Guarantor also are required if:

- the proceeds of the redemption are to be paid to a person other than the record owner,

- the proceeds are to be sent to an address other than the address on the records of the Fund's Transfer Agent,

- the redemption request is received within thirty (30) days after the Transfer Agent has been notified of an address change.

     The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution.

TELEPHONE REDEMPTIONS

     The Fund permits individual shareholders (once within a thirty day period) or a representative of record for an account to redeem shares by telephone in amounts up to $10,000 by calling the Fund at 800-661-3938. In order to use this service, you must elect to do so on your application or complete a separate authorization form supplied by the Fund.

     Telephone redemptions must be in amounts of $500 or more. Instructions must include your M.S.B. Fund account number and the dollar amount or number of shares to be redeemed. Checks issued must be made payable to the owner of record and may be mailed only to the address of record.

     Telephone redemption requests are not available:

-  for retirement account shares,

- for shares purchased within 15 days prior to the telephone redemption request,

-  for shares for which share certificates have been issued or

- if an address change has been made for the account within 60 days prior to the telephone redemption request.

     The Fund does not restrict institutional investors as to the frequency or the maximum dollar amount of redemptions that they can make by telephone.

     If there are multiple account owners, the Fund may rely on the telephone instructions of only one owner.

     The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, among other things, requiring some form of personal identification prior to acting upon telephone instructions. The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so. Assuming the Fund's security procedures are followed, neither the Fund nor the Fund's Administrator or Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone and believed to be genuine, and the investor will bear any loss. The Fund may record all calls.

     During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Shares may be redeemed by mail if you are unable to contact the Fund by telephone.

ADDITIONAL INFORMATION CONCERNING REDEMPTIONS

     Wiring of Redemption Proceeds. An individual shareholder who holds Fund shares in non-certificate form may elect to have redemption proceeds of $5,000 or more wired to the shareholder's brokerage account or a commercial bank account designated by the shareholder. The Fund does not restrict institutional buyers as to the minimum or maximum amount of redemption proceeds that may be transmitted to them by wire transfer.

     Redemption of IRA or Retirement Plan Accounts. If you desire to redeem shares held in an IRA or other retirement plan account, you must indicate on your redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have federal tax withheld will be subject to withholding.

     Broker-Dealers. You also may redeem Fund shares through broker-dealers who are holding shares on your behalf and have made arrangements with the Fund permitting redemptions by telephone or fax transmission. These broker-dealers may charge a fee for this service.

EXCEPTIONS TO OBLIGATION TO REDEEM

     Redemptions may be suspended, and the date of payment postponed, if:

-  trading on the New York Stock Exchange is suspended or restricted,

- an emergency makes determination of net asset value or disposition of portfolio securities not reasonably practicable, or

- the Securities and Exchange Commission by order permits suspension for the protection of shareholders.

     Requests for redemption received during a period when the right to redeem is suspended may be withdrawn at any time until redemptions are recommenced.

REDEMPTION IN KIND

     The Fund reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming in any 90-day period is large enough to effect Fund operations (i.e., if it represents more than $250,000 or 1% of the Fund's assets). The Statement of Additional Information contains supplementary details concerning redemption in kind.

AUTOMATIC WITHDRAWAL PLAN

     You may elect to participate in an Automatic Withdrawal Plan which will enable you to withdraw cash systematically from your investment in the Fund without the necessity of submitting a redemption order each time a redemption of shares is to be made. The redemption of shares under the Automatic Withdrawal Plan will reduce and may eventually eliminate all shares held in your account.

     Under the Automatic Withdrawal Plan, you may have payments made to you either monthly or quarterly. In addition, you may request either payment of a fixed dollar amount (through the redemption of sufficient shares on the redemption date) or the redemption of a specified number of shares. If you designate the redemption of a specified number of shares and not a fixed dollar amount, the actual cash payments received will vary according to the net asset value of your shares on the redemption date.

     Under the Automatic Withdrawal Plan, you may not redeem shares for which share certificates have been issued. If you elect to participate in the Automatic Withdrawal Plan, all income dividends and capital gain distributions payable to you will be reinvested in Fund shares regardless of previous instructions which you may have given to the Fund.

     Either you or the Fund may terminate the Automatic Withdrawal Plan by giving at least 30 days' written notice at any time.

     Additional information regarding the Automatic Withdrawal Plan and applications are available from the Fund upon request.

REDEMPTION AT THE OPTION OF THE FUND

     If the value of the shares in your account is less than $250, and you are not enrolled in the Automatic Investment Plan, the Fund may notify you that, unless you bring the account up to $250 in value, the Fund will redeem all shares and close your account. The Fund will give you forty-five days after it sends the notice to bring your account up to $250 before it takes any action. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption will not apply if the value of your account drops below $250 solely as the result of market action.

     The Fund reserves the right to do this because of the expense to the Fund, in relation to the size of the investment, of maintaining small accounts.

UNDERSTANDING PERFORMANCE

     From time to time the Fund reports performance information in the form of total return and average annual total return before taxes. See, for example, "Performance Summary" at page 3 of this Prospectus. Total return shows the change in the value of an investment in the Fund over a specified period of time (such as one, three, five or ten years), assuming reinvestment of all dividends and distributions and after deduction of all applicable charges and expenses without taking into account any federal, state or local income taxes that you may pay. The Fund's average annual total return represents the annual compounded growth rate that would produce the total return achieved over the period. The Fund also may report after-tax returns which reflect federal income taxes on dividends and distributions and taxes on capital gains upon redemption of shares. The after-tax performance information reported by the Fund does not take into account any state or local income taxes that you may pay.

DIVIDENDS, DISTRIBUTIONS AND
FEDERAL INCOME TAX STATUS

DIVIDEND POLICY

     The Fund pays dividends of net investment income (generally, income from dividends and interest, less expenses), if any, annually. The Fund usually makes distributions of net long-term capital gains, if any, realized during a fiscal year in December of that fiscal year.

     The Fund's dividend distributions from net investment income will vary with the amount of dividend and other investment income received, and the expenses incurred, by the Fund. In periods of relatively low dividends and interest rates, the Fund's dividend and interest income may not exceed the Fund's expenses, so that dividend distributions may not occur or may be low.

TAX STATUS; TREATMENT OF DIVIDENDS, DISTRIBUTIONS, GAINS AND LOSSES

     Tax Status of the Fund. The Fund has elected to qualify, and intends to remain qualified, as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to distribute all of its net investment income and capital gains to shareholders. Assuming that it is so qualified and makes such distributions, the Fund will not be subject to federal income tax on the net investment income and capital gains distributed. If the Fund failed to qualify as a regulated investment company or failed to meet certain 90% distribution requirements, it would be taxed as an ordinary corporation. Even if it meets these qualifications, if the Fund did not distribute 98% of its ordinary income and 98% of its capital gain net income, it would be subject to a non-deductible 4% excise tax on the amount required to be but not distributed.

     Taxation of Dividends and Distributions. In general, distributions received by a shareholder will be taxable to the shareholder, either as ordinary income or capital gains, whether or not the distributions are reinvested in additional shares of the Fund and regardless of the length of time the shareholder has owned his shares. Shareholders that are tax-exempt entities will not be subject to tax on distributions by the Fund. In addition, shareholders who hold their shares through tax-advantaged retirement accounts generally will not be subject to taxation until distributions are made to them from their accounts. Such shareholders should consult their retirement plan documents. The Fund expects that its distributions will consist primarily of long-term capital gains. However, increases in the Fund's portfolio turnover rate may cause the Fund to realize an increased level of short-term gains.

     The net long-term capital gains of the Fund will be distributed as capital gain distributions and will be taxable as long-term capital gains to shareholders, regardless of the length of time a shareholder has owned his shares. Long-term capital gain distributions received by shareholders that are individuals generally are taxed at a maximum tax rate of 20%. Net long-term capital gains received by corporate shareholders are taxed at the same rates as ordinary income.

     The net investment income and short-term capital gains of the Fund will be distributed as dividends and will be taxable as ordinary income to shareholders. A portion of dividends paid from net investment income attributable to dividends from domestic corporations may qualify for the dividends-received deduction for corporate shareholders.

     Dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be taxable as if received by shareholders on December 31 of the calendar year in which the dividends or capital gains distributions are declared.

     The Fund will notify shareholders after the close of its fiscal year of the dollar amount and the tax status of that year's distributions.

     Shareholders buying shares just prior to a dividend or capital gain distribution should note that the distribution will be taxable to them even though the price of the shares will have included the amount of the forthcoming distribution.


     Taxation of Gains and Losses upon Sale or Redemption. Any gain (or loss) realized by a shareholder that is an individual upon a sale, exchange or redemption of Fund shares (other than an individual who holds his shares through a tax-advantaged retirement account) generally will be subject to tax as long-term capital gain (or loss) at a maximum tax rate of 20% if the shares have been held for more than one year. If the shares have been held for one year or less the shareholder will realize short-term capital gain or loss, except that any loss realized on Fund shares that the shareholder has held for six months or less will be treated as long-term capital loss to the extent of any capital gains dividend received by the shareholder with respect to such shares. Gain realized by a corporate shareholder will be taxed at the same rates as ordinary income.



     To avoid backup withholding tax on any dividends, capital gain distributions and redemption proceeds, a shareholder must certify that the social security number or taxpayer identification number provided to the Fund is correct and that the shareholder is not currently subject to backup withholding or is exempt from backup withholding.


     Other. The foregoing discussion relates only to shareholders who are U.S. persons (citizens, residents and domestic entities). Shareholders that are not U.S. persons should consider that different tax consequences, including the imposition of a 30% withholding tax, may apply.

     You should consult your own tax advisers for specific questions about the federal, state or local income tax implications of an investment in the Fund.

PORTFOLIO MANAGEMENT

INVESTMENT ADVISER

     Shay Assets Management, Inc. (the "Investment Adviser") makes the investment decisions for the Fund, subject to policies established by the Fund's Board of Directors, and is responsible for placing purchase and sale orders for portfolio securities and other investments.


     Shay Assets Management, Inc. is a registered investment adviser under the Investment Advisers Act of 1940 and serves as investment adviser to Asset Management Fund, a registered investment company comprising six fixed-income portfolios with aggregate net assets of approximately $4.7 billion at December 31, 2002, and as investment adviser to Asset Management Fund Large Cap Equity Institutional Fund, Inc. (formerly Institutional Investors Capital Appreciation Fund, Inc.), a registered investment company which had net assets at December 31, 2002, of approximately $91 million.


     The Investment Adviser's principal office is located at 230 West Monroe Street, Chicago, Illinois 60606. The Investment Adviser is controlled by Rodger
D. Shay, who is a director and a Vice President of the Fund. Shay Assets Management,

Inc., together with its predecessor, Shay Assets Management Co., has served as the Fund's investment adviser since May 19, 1995.

INVESTMENT ADVISER'S FEE


     The Fund pays the Investment Adviser a graduated investment management fee. The fee is computed at the annual rate of 0.75% of the first $100,000,000 of the Fund's average daily net assets and 0.50% of the Fund's average daily net assets in excess of $100,000,000. The fee payable to the Investment Adviser is reduced to the extent the expenses of the Fund (exclusive of legal, audit and directors' fees and expenses) exceed 1.10% of the Fund's average daily net assets during any fiscal year. This limitation resulted in a waiver of the Investment Adviser's fees totaling $26,674 for the year ended December 31, 2002. In 2002 the Fund's total payment for investment advisory services was 0.70% of the Fund's average net assets after giving effect to the expense limitation described above.



PORTFOLIO MANAGEMENT



     Mr. John J. McCabe, Senior Vice President and Chief Investment Strategist of the Investment Adviser, provides macro-economic advice in connection with the management of the Fund. Mr. McCabe has been a part of the portfolio management team for the Fund since 1991. He joined the Investment Adviser in May 1995 and prior thereto, he served as Senior Vice President and Chief Investment Officer of Nationar, the Fund's former investment adviser. Mr. McCabe is a director and past President of the New York Society of Security Analysts, a past director of the Financial Analysts Federation and a member and founding Governor of the Association for Investment Management and Research.



     Mr. Mark F. Trautman, Vice President of the Investment Adviser, is primarily responsible for the day-to-day management of the Fund's portfolio investments. Mr. Trautman has been responsible for the management of the portfolio since 1993. He joined the Investment Adviser in May 1995 and prior thereto, he served as Director of Mutual Fund Investments for the Fund's former investment adviser, Nationar. Mr. Trautman also has served as the portfolio manager of Asset Management Fund Large Cap Equity Institutional Fund, Inc. (formerly Institutional Investors Capital Appreciation Fund, Inc.) since 1993. >From January 1992 through March 1993 he served as Senior Equity Analyst for the two funds.


ADMINISTRATOR, TRANSFER AGENT AND CUSTODIAN

     Administrator and Transfer Agent. BISYS Fund Services Ohio, Inc. ("BISYS" or the "Administrator"), 3435 Stelzer Road, Columbus, OH 43219, acts as administrator of the Fund. BISYS also serves as the transfer agent and registrar for the Fund's shares.


     Custodian. The Bank of New York (the "Custodian"), New York, New York, is the custodian of the Fund's investments.


DISTRIBUTOR

     Shay Financial Services, Inc. (the "Distributor") acts as the distributor of the Fund. The Distributor's principal office is located at 230 West Monroe Street, Chicago, IL 60606. The Distributor is controlled by Rodger D. Shay, who is a director and a Vice President of the Fund. The Fund has authorized the Distributor to undertake certain activities in connection with the sale of shares of the Fund, including informing potential investors about the Fund through written materials, seminars and personal contacts. The Distributor does not receive any compensation from the Fund for these activities.

FINANCIAL HIGHLIGHTS


     The financial highlights information, including the financial highlights table, contained in the Fund's Annual Report to shareholders for the year ended December 31, 2002 (the "Annual Report") is incorporated herein by reference to the Annual Report.

     The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information included in the financial highlights table for the fiscal year ended December 31, 2002 was audited by Ernst & Young LLP, whose report, together with the Fund's financial statements, is included in the Annual Report, which is available upon request. Financial information for the three years ended December 31, 1999, 2000 and 2001 was audited by Arthur Andersen LLP. The financial highlights for prior periods were audited by other independent accountants.

                                     NOTES

                                     NOTES

[M.S.B. FUND, INC. LOGO]
M.S.B. FUND, INC.
C/O SHAY FINANCIAL SERVICES, INC.
230 WEST MONROE STREET
CHICAGO, ILLINOIS 60606
TELEPHONE 800-661-3938

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, Illinois 60606

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, Illinois 60606

ADMINISTRATOR AND TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10005

LEGAL COUNSEL
Hughes Hubbard & Reed LLP
One Battery Park Plaza
New York, New York 10004

ADDITIONAL INFORMATION AND SHAREHOLDER INQUIRIES


A current Statement of Additional Information ("SAI") which provides more information about the Fund is on file with the Securities and Exchange Commission. The SAI and the Financial Highlights contained in the Fund's annual report to shareholders for the year ended December 31, 2002 are incorporated herein by reference, which means that they are legally considered part of this Prospectus.


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI, annual report and semi-annual report are available without charge upon request. To obtain a copy of the current SAI, annual or semi-annual report or other information about the Fund or to make shareholder inquiries:


Call:      800-661-3938
Write to:  M.S.B. Fund, Inc.
           c/o Shay Financial Services, Inc.
           230 West Monroe Street
           Chicago, Illinois 60606
E-mail:    Send your request to
           msbfund@aol.com


You may view and copy the SAI and other information about the Fund by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC, or by visiting the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, DC 20549-0102. You may call the Commission at 202-942-8090 for information about the operation of the Public Reference Room.

                            [M.S.B. FUND, INC. LOGO]

                                   PROSPECTUS
                               ------------------

                                  May 1, 2003


                               ------------------

                                 A No-Load Fund

                               ------------------

                             Investment Objective:
                          LONG-TERM GROWTH OF CAPITAL

Investment Company Act File No. 811-1273

                                     M.S.B.
                                   FUND, INC.

INVESTMENT OBJECTIVE:
LONG-TERM GROWTH OF CAPITAL

M.S.B. Fund, Inc.
c/o Shay Financial Services, Inc.
230 West Monroe Street
Chicago, Illinois 60606
800-661-3938

STATEMENT OF ADDITIONAL INFORMATION


May 1, 2003



This Statement of Additional Information is not a prospectus. You should read this document in conjunction with the Prospectus of the Fund, dated May 1, 2003. This document incorporates by reference the Prospectus and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report of the Fund for the year ended December 31, 2002. You may obtain a copy of the Prospectus and the Annual Report from the Fund without charge at the above address or by calling 800-661-3938.

CONTENTS


                                                                                                             PAGE
The Fund..................................................................................................     1

Investment Objective, Policies, and Risks.................................................................     1

     Investment Objective.................................................................................     1

     Risks................................................................................................     1

     Additional Investment Strategies.....................................................................     2

     Investments under Abnormal Market Conditions.........................................................     2

     Fundamental Investment Policies -- Investment Restrictions Regarding Portfolio Securities............     3

     Issuance of Senior Securities........................................................................     4

     Writing Covered Call Options.........................................................................     4

     Portfolio Turnover...................................................................................     5

Purchase and Redemption of Shares.........................................................................     6

Performance Information...................................................................................     7

Income Tax Status, Dividends and Distributions............................................................     8

Officers and Directors of the Fund........................................................................     9

     Certain Other Affiliations and Business Relationships................................................    13

     Directors' and Officers' Investment in the Fund......................................................    15

     Compensation of Directors and Officers...............................................................    15

Anti-Money Laundering Procedures..........................................................................    17

Code of Ethics............................................................................................    17

Investment Advisory and Other Services....................................................................    17

     Investment Adviser...................................................................................    17

     Administrator, Transfer Agent and Custodian..........................................................    20

     Distributor..........................................................................................    20

Independent Auditors......................................................................................    21

Purchase and Sale of Portfolio Securities.................................................................    21

Expenses of the Fund......................................................................................    22

Description of Capital Stock..............................................................................    22

General Information.......................................................................................    23

Financial Statements......................................................................................    23

THE FUND

                  M.S.B. Fund, Inc. (the "Fund") is a diversified, open-end management investment company organized as a New York corporation. The Fund was incorporated under the laws of the State of New York on June 8, 1964.

INVESTMENT OBJECTIVE, POLICIES, AND RISKS

INVESTMENT OBJECTIVE

                  The investment objective of the Fund is to achieve long-term growth of capital for its shareholders. The Fund is designed as an investment vehicle for investors who want to see their capital grow over the longer term and who are willing to take moderate risks to achieve that goal. There is no assurance that the Fund will, in fact, achieve its objective.

                  The Board of Directors may change the Fund's investment objective without shareholder approval.

RISKS

                  All investments in equity mutual funds, like the Fund, involve some level of risk.

                  Market and Investment Risks. The value of the Fund's shares will fluctuate in accordance with the value of the securities held in its portfolio so that your shares, when redeemed, may be worth more or less than their original cost. Declines are possible in the overall stock market or in the particular securities or types of securities held by the Fund.

                  The Fund may invest up to 25% of its assets in the securities of companies with market capitalizations of less than $5 billion. These companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than the securities of larger companies.

                  Investments in mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                  The Fund may invest from time to time in convertible debt securities and may, under abnormal market conditions, invest up to 100% of its assets in fixed income securities. See "--Investments under Abnormal Market Conditions" in this Statement of Additional Information. Investments in fixed income securities expose the Fund to the risk that interest or principal may not be paid in a timely manner. In addition, prices of fixed income securities tend to move inversely with changes in interest rates. An increase in interest rates will result in a drop in the prices of fixed income securities, which could adversely affect the Fund's share price.

                  Portfolio Management Risks. The Investment Adviser's skill in choosing appropriate investments for the Fund will affect the ability of the Fund to achieve its investment objective, and the investment strategies employed by the Fund may not match the performance of other strategies at different times or under different market or economic conditions.

Accordingly, the Fund's performance for any period may differ from the performance of the overall market or from other investments that may be available to you.

ADDITIONAL INVESTMENT STRATEGIES

                  In addition to the principal investments and investment strategies described in the Prospectus (see "Investment Objective and Strategies" in the Prospectus), the Fund may also invest in preferred stocks and corporate debt securities convertible into common stock. It is not expected that the Fund's holdings of convertible debt securities would ordinarily exceed 5% of the Fund's assets. Additionally, the Fund invests its non-committed cash primarily in commercial paper or the shares of money market mutual funds registered as investment companies under the Investment Company Act and maintaining a stable net asset value per share. The Fund's investments in commercial paper ordinarily consist of commercial paper rated "Prime-2" or better by Moody's Investors Services, Inc. or rated "A-2" or better by Standard & Poor's Corporation. The Fund's investments in commercial paper typically mature overnight. The Fund may also write covered options. See "--Writing Covered Call Options."

                  The amount that the Fund may invest in any one money market mutual fund may not exceed 3% of the total outstanding voting stock of the money market fund or 5% of the total value of the assets of the Fund, and all such investments may not exceed 10% of the total value of the assets of the Fund. Any money market mutual fund in which the Fund may invest will incur certain expenses, which may include investment advisory fees, administration, custody, audit and legal fees, among others. The return on an investment in a money market mutual fund will be net of any such expenses incurred by the money market fund, and, accordingly, the return on an investment in a money market mutual fund may be less than the return that could be achieved by investing in money market instruments directly.

                  The Fund may not invest more than 5% of its total assets in the securities of issuers that, together with any predecessors, have a record of less than three years of continuous operation. The Fund may not purchase securities that the Fund is restricted from selling to the public without registration under the Securities Act of 1933, as amended, and may not invest more than 10% of its total assets in securities that are otherwise restricted as to disposition. The Fund may not purchase or retain the securities of any issuer if the officers or directors of the Fund, and any of the advisers or managers of the Fund who individually beneficially own more than one half of one percent of the securities of that issuer, together beneficially own more than five percent of the securities of the issuer.

INVESTMENTS UNDER ABNORMAL MARKET CONDITIONS

                  Under normal market conditions, it is the Fund's policy to invest substantially all of its assets in equity securities. However, if the Fund's Investment Adviser deems it beneficial for defensive purposes during adverse market, economic or other conditions, the Fund may invest up to 100% of its assets temporarily in non-equity securities, such as investment grade corporate bonds, commercial paper and government securities. In taking this action, the Fund would reduce its exposure to fluctuations and risks in the market for equity securities and would increase its exposure to fluctuations and risks of the market for debt securities. These defensive actions would reduce the benefit from any upswing in the equity markets and, if the Investment

Adviser does not correctly anticipate fluctuations in the equity and debt securities markets, may not contribute to the achievement of the Fund's investment objective.

FUNDAMENTAL INVESTMENT POLICIES -- INVESTMENT RESTRICTIONS REGARDING PORTFOLIO SECURITIES

                  As a matter of fundamental policy, the Fund may not:

     - Purchase securities of an issuer (other than obligations of the United States and its instrumentalities) if such purchase would cause more than 5% of the Fund's total assets, taken at market value, to be invested in the securities of such issuer;

     - Purchase securities of an issuer if such purchase would cause more than 10% of any class of securities of such issuer to be held by the Fund;

     - Purchase or retain securities of an issuer if, to the knowledge of the Fund, the officers and directors of the Fund together own more than 5% of any class of securities of such issuer or an officer, director or employee of, or counsel for, the Fund is an officer or employee of the issuer;

     -    Invest more than 25% of its assets in any one industry;

     - Invest in securities whose sale by the Fund would be restricted under the Securities Act of 1933 (letter stock);

     - Invest in companies for the purpose of exercising control or management;

     - Purchase securities issued by another registered investment company, except that the Fund may invest in investment companies that operate as money market funds maintaining a stable net asset value per share pursuant to the rules of the Securities and Exchange Commission;

     - Buy or sell real estate, commodities or commodity contracts, unless acquired as a result of ownership of securities;

     - Make loans other than by the purchase of a portion of publicly distributed debt securities;

     -    Underwrite securities issued by others;

     -    Make short sales of securities;

     -    Buy securities on margin;

     -    Buy or sell put options;

     - Borrow money except for temporary administrative or liquidity (but not leveraging) purposes, and then only from banks up to an amount not in excess of 5% of the value of total assets at the time of the loan, repayable in not more than 60 days; or

     - Pledge, mortgage or hypothecate its assets except as may be necessary to enable it to borrow funds temporarily for administrative or liquidity (but not leveraging) purposes or to engage in writing covered call options.


The Fund's fundamental investment policies may be changed only upon affirmative vote of a majority of the voting securities of the Fund. Other investment policies and restrictions may be changed without a vote of the shareholders.


ISSUANCE OF SENIOR SECURITIES

                  The Fund does not issue senior securities, except that it may borrow money for temporary administrative or liquidity (but not leveraging) purposes, as described above under "Fundamental Investment Policies -- Investment Restrictions Regarding Portfolio Securities." The Fund may borrow only from banks up to an amount not in excess of 5% of the value of the Fund's total assets at the time of the loan, repayable in not more than 60 days. This policy is a fundamental investment policy of the Fund and may not be altered, amended, or repealed except as authorized by the vote of a majority of the outstanding shares of the Fund.

WRITING COVERED CALL OPTIONS

                  Covered Call Options. The Fund may engage in writing (i.e., selling) call options listed on organized securities exchanges with respect to securities owned by the Fund (called "covered" options). Except in the circumstances described below, the Fund will not sell any security subject to a call option written by the Fund so long as that option is outstanding. Call options are currently listed on the Chicago Board Options Exchange and the New York, American, Midwest and Pacific Stock Exchanges.

                  A call option gives the purchaser the right to buy a security from the Fund at a fixed price (the "exercise price") at any time prior to the expiration of the option contract regardless of the market price of the security at that time. In return for such right, the purchaser pays the Fund a premium, which the Fund retains whether or not the purchaser exercises the option. The premium represents consideration to the Fund for undertaking the option obligation and thereby foregoing (during the period of the option) the opportunity to profit from an increase in the market price of the underlying security above the exercise price. For example, assume the Fund owns 100 shares of XYZ and, at a time when the market price of XYZ was $50 per share, the Fund wrote a six month call option on those shares at an exercise price of $50 for a premium of $500 (less transaction costs). If the price of XYZ declined to $40 per share the call would likely not be exercised. The 100 XYZ shares would have declined $1,000 in value and the Fund would have received income in the amount of $500. On the other hand, should the price of XYZ rise to $60 per share the call would likely be exercised with the result that, in exchange for the $500 premium, the Fund would have foregone the $1,000 appreciation on the underlying shares.

                  When the Fund writes an option the securities subject to the option will be segregated or otherwise held for delivery in accordance with the requirements of any applicable securities exchange. The Fund may purchase call options only for the purpose of closing out a previous option commitment (called a "closing purchase transaction"). A closing purchase transaction is made by buying an option with identical terms as an option previously written, resulting in the cancellation of the Fund's previous option obligation. If the Fund wishes to sell securities on which it has options outstanding it would execute a closing purchase transaction prior to selling the securities. A profit or loss may be realized on a closing purchase transaction if the amount paid to purchase a call option previously written is less or more than the amount received from its sale.

                  The writing of covered call options involves certain risks. An option position may be closed out only on an exchange that provides a market for an option of the same series. Although the Fund will generally write only those call options for which there appears to be an active market, there is no assurance that an active market on an exchange will exist for any particular option at any particular time. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it would, as a result, be subject to any price decline in the underlying security. If such a situation were to arise, the Fund's Investment Adviser would determine whether to hold the underlying securities and risk depreciation in their market value or to sell the securities and substitute cash or other securities as collateral for the option obligation.

                  In general, premiums received on options that are not exercised and gains or losses realized on closing purchase transactions are treated as short-term capital gains or losses. When an option is exercised the premium is added to the exercise price and the resulting gain or loss is characterized as a short- or long-term capital gain or loss depending on the holding period of the underlying securities. In general, brokerage commissions associated with buying and selling call options are higher than those associated with other securities transactions.

                  The Board of Directors has directed the Fund's Investment Adviser to write options only in situations where the exercise price plus the premium (less transaction costs) would, at the time the option is written, equal a price at which the Investment Adviser would recommend selling the underlying securities because of fundamental investment considerations. Consequently, the Fund does not believe that option writing has a material effect on the Fund's portfolio turnover rate and the Fund believes that option writing may contribute to the objective of the Fund of achieving long-term growth of capital. In addition, the Board of Directors has directed the Investment Adviser to restrict option writing so that no more than 5% of the Fund's total assets may be subject to outstanding options at any time. The Board of Directors may change these restrictions whenever such changes appear to be in the best interest of the Fund.

PORTFOLIO TURNOVER


                  Although the Fund does not intend to engage in substantial short-term trading, it may, in order to take advantage of new investment opportunities or to preserve gains or limit losses, sell portfolio securities without regard to the length of time that they have been held. The Fund's annual portfolio turnover rate was 15%, 13% and 18% in 2000, 2001 and 2002, respectively. The portfolio turnover rate is determined by dividing the amount of the lesser of the purchases or sales during the year by the average value of the Fund's portfolio securities during such year. The portfolio turnover rate of the Fund is not normally expected to exceed 75% but may do so if the Fund's investment objective and policies in the light of market conditions require more frequent trades.

PURCHASE AND REDEMPTION OF SHARES

                  Purchase and Redemption at Net Asset Value. Investors may purchase or redeem shares of the Fund at the Fund's net asset value per share next determined after receipt of an order for purchase or redemption as described in the Prospectus.

                  Determination of Net Asset Value. Net asset value per share of the Fund is determined as of 4:00 P.M., New York time. The Fund computes its net asset value once daily on days the New York Stock Exchange is open for trading. Purchase orders received prior to 4:00 P.M., New York time, on a trading day are executed at the net asset value per share computed as of 4:00 P.M., New York time, on such day. Orders received after 4:00 P.M., New York time, on a trading day or on a day that is not a trading day are executed at the net asset value per share computed as of 4:00 P.M., New York time, on the next trading day.


                  The net asset value per share of the Fund is determined by computing the total value of all securities and other assets of the Fund, subtracting all of its liabilities and then dividing by the total number of shares of the Fund outstanding. For purposes of such computation, a security listed on a national securities exchange is valued at the last reported sale price thereof on the exchange where the security is principally traded. A security traded on the NASDAQ National Market System is valued at the "Official Closing Price" as reported by NASDAQ. If no trade occurs on such exchange or system on the date of computation, such security will be valued at the mean of the last bid and asked prices on such day on such exchange or system.


                  Securities not listed on a national securities exchange or on the NASDAQ National Market System but traded in an over-the-counter market are valued at the average of the last bid and asked prices prior to the computation. Short-term interest-bearing investments for which market quotations are not available are valued at cost plus discount earned, which the Board of Directors has determined to be fair value. Other securities are valued at their fair value, as determined in good faith by the Board of Directors of the Fund.


                  Securities underlying outstanding call options written by the Fund are valued at their market price as determined above. Premiums received on the sale of call options are included in net asset value; however, the current market value of outstanding options written by the Fund is deducted in computing net asset value. The current market value of an option listed on an organized securities exchange is based on the last sale price on such exchange prior to 4:00 P.M., New York time, or, if none, the mean of the last bid and asked prices as of 4:00 P.M., New York time.


                  Procedure for Purchasing and Redeeming Shares. Shares are purchased through the Fund's Distributor, Shay Financial Services, Inc., or by sending money directly to the Fund. Procedures for purchasing and selling shares are described in the Prospectus.


                  Investors may also purchase shares of the Fund through authorized broker/dealers or other financial intermediaries such as banks, 401(k) plans, financial advisers and financial supermarkets. These parties may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. The intermediaries are responsible for transmitting purchase orders and funds and for crediting their customers' accounts following redemptions made in accordance with their customer agreements and the Prospectus.


                  Redemption in Kind. The Fund has filed a Notification under Rule 18f-1 under the Investment Company Act, pursuant to which it has undertaken to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the Fund at the beginning of the 90-day period. The Fund reserves the right to pay redemption proceeds in excess of this amount in kind if it is deemed to be in the best interest of the Fund to do so.

                  In making a redemption in kind, the Fund reserves the right to select from each portfolio holding a number of shares that will reflect the portfolio make-up and the value of which (determined on the same basis used to compute the net asset value of the shares being redeemed) will approximate the value of the Fund shares being redeemed or to select from one or more portfolio investments shares approximately equal in value to the total value of the Fund shares being redeemed. Any shortfall will be made up in cash.

                  Investors receiving an in-kind redemption payment will incur a brokerage charge on the disposition of the securities through a broker.

PERFORMANCE INFORMATION


                  The following table sets forth the total return on an investment in the Fund for the one-, three-, five- and ten-year periods ended December 31, 2002, and the average annual total return (before and after federal income taxes) for such periods:


                       M.S.B. FUND, INC. TOTAL RETURN DATA


                                                                    PERIODS ENDED DECEMBER 31, 2002
                                                  ----------------------------------------------------------------
                                                    1 YEAR             3 YEARS           5 YEARS        10 YEARS
                                                  ----------         -----------       -----------    ------------
Total Return before Taxes.................         -15.08%             -13.60%            20.15%         178.08%

Average Annual Return before Taxes........         -15.08%              -4.76%             3.74%          10.77%

Average Annual Return after Taxes on
Distributions.............................         -16.47%              -6.13%             2.17%           7.69%

Average Annual Return after Taxes on
Distributions and Sale of Fund Shares.....          -9.26%              -3.91%             2.94%           7.83%



                  The foregoing information is a statement of the past record of the Fund and should not be construed as a representation or prediction of future results. The investment return and principal value of an investment in the Fund will fluctuate with changing market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost. Comparisons of total returns on a year-to-year basis may facilitate an understanding of how changing market conditions affect the Fund. The average annual total return permits an investor to identify the overall rate of return achieved by the Fund during a multi-year period without regard to year-to-year variations.



                  Total Return before Taxes shows the percentage change in the value of an investment in the Fund over the specified periods, assuming (i) a hypothetical investment of $1,000 at the beginning of the period, (ii) reinvestment of all dividends and distributions, (iii) deduction of all applicable charges and expenses and (iv) a complete redemption at the end of the period, without taking into account any federal, state or local income taxes that may be payable by an investor. The Fund's Average Annual Total Return before Taxes represents the annual compounded growth rate that would produce the Total Return before Taxes achieved over the applicable period. For example, as indicated in the table above, an average annual rate of return of 3.74% before taxes would produce a total return of 20.15% over a five-year period.



                  The Average Annual Return after Taxes on Distributions assumes the reinvestment of all dividends and distributions after payment of federal income taxes on the dividends and distributions. The Average Annual Return after Taxes on Distributions and Sale of Fund Shares reflects both the effect of federal income taxes on dividends and distributions and any federal income tax on capital gains realized upon sale of the shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares for certain periods is higher than the return before taxes and the return after taxes on distributions because the method of calculation assumes generally that you can use the capital loss realized upon the sale of Fund shares to offset income of the same tax character from other sources, thereby reducing the amount of tax you otherwise might owe.


INCOME TAX STATUS, DIVIDENDS AND DISTRIBUTIONS


                  The following is a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. It does not purport to deal with all aspects of U.S. federal income taxation that may be relevant to the Fund or the Fund's shareholders. Because everyone's tax situation is unique, you are urged to consult your tax professional regarding the federal, state and local tax consequences that may be applicable to you.



                  The Fund has elected to qualify, and intends to remain qualified, as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., its investment company taxable income, as that term is defined in the Internal Revenue Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of its net investment income for the taxable year and satisfies certain other requirements of the Internal Revenue Code relating principally to the nature of its income and assets.

                  It is the Fund's policy to distribute all of its net investment income (income from dividends and interest, less expenses) and net short-term capital gain, if any, as ordinary income dividends and to distribute substantially all net long-term capital gain (net of short-term capital loss) on sales of portfolio securities as capital gain distributions. Any net capital loss realized by the Fund for a tax year may be carried over by the Fund to offset capital gain realized by the Fund for eight years following the year of the loss. If the Fund should fail to qualify for Subchapter M status, it would be subject to federal corporate income tax on its net investment income and capital gains. In addition, distributions to shareholders generally would be taxed as corporate dividends at ordinary income rates, and no portion of the dividends would be afforded capital gains treatment. In the event the Fund fails to distribute to shareholders in a calendar year an amount equal to the sum of
(i) 98% of its ordinary income (excluding capital gain), (ii) 98% of its capital gain net income (determined as of the twelve-month period ending October 31), and (iii) the amount, if any, of ordinary income and capital gain not distributed in the preceding calendar year, it would be subject to a non-deductible 4% excise tax on the amount required to be but not distributed. Because the Fund expects to distribute all of its net investment income and net capital gain, it does not expect to incur a liability for this tax.

OFFICERS AND DIRECTORS OF THE FUND

                  The directors of the Fund, in addition to reviewing the actions of the Fund's Investment Adviser, decide upon matters of general policy at their regular meetings. The Fund's officers supervise the business operations of the Fund.

                  The Fund has nine directors who are elected for staggered terms of three years each. All directors must be shareholders. The President and First Vice President must be directors.


                  The directors and officers of the Fund, together with their addresses and ages, their positions with the Fund, their length of service, the years of expiration of their terms as directors and officers and their principal occupations for the last five years and other directorships are set forth in the following table. The Fund Complex that includes the Fund consists of (1) the Fund, (2) Asset Management Fund and (3) Asset Management Fund Large Cap Equity Institutional Fund, Inc., each of which is a registered investment company for which Shay Assets Management, Inc. acts as investment adviser.


                             POSITION(S) HELD
                             WITH THE FUND AND      EXPIRATION
NAME, ADDRESS AND AGE        LENGTH OF SERVICE       OF TERM              PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
---------------------        -----------------     -------------    ----------------------------------------------------
INTERESTED DIRECTORS

JOSEPH R. FICALORA*         President since            2003         President and Chief Executive Officer and a director
615 Merrick Avenue          1997                                    of New York Community Bancorp Inc. and President of
Westbury, NY 11590          Director since 1995        2005         Queens County Savings Bank, one of its operating
Age: 56                                                             divisions.

MICHAEL J. GAGLIARDI*       First Vice President       2003         Executive Vice President of Richmond County Savings
913 Cranford Avenue         since 1997                              Bank (1999-2001); President, Chief Executive
Westfield, NJ 07090         Director since 1991        2005         Officer and a director of Ironbound Bank located in
Age: 62                                                             Newark, NJ, and its holding company, Ironbound
                                                                    Bankcorp, NJ (1993-1999).

RODGER D. SHAY+             Vice President and         2003         Chairman and sole director of the Fund's Investment
1000 Brickell Avenue        Assistant Secretary                     Adviser, Shay Assets Management, Inc.; Chairman and
Miami, FL 33131             since 1995                              sole director of the Fund's distributor, Shay
Age: 66                     Director since 2001        2003         Financial Services, Inc.; Chairman, sole director
                                                                    and President of Shay Investment Services, Inc., an
                                                                    enterprise which owns 100% of Shay Assets
                                                                    Management, Inc., and Shay Financial Services, Inc.

NON-INTERESTED
DIRECTORS

TIMOTHY A. DEMPSEY          Director since 1997        2003         Formerly Chairman of the Board and Chief Executive
36 Waterbury Road                                                   Officer of Warwick Community Bancorp, Inc. and
P.O. Box 13                                                         Chairman of the Board of its principal subsidiary,
Warwick, NY 10990-0591                                              The Warwick Savings Bank.
Age: 69

DAVID FREER, JR.            Director since 1983        2004         Executive Vice President and Director of Atlantic
13 Greatview Lane                                                   States Mortgage Corporation.
P.O. Box 732
Highland, NY 12528
Age: 63

                               NUMBER OF
                             PORTFOLIOS IN
                                  FUND
                                COMPLEX      OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE           OVERSEEN             HELD +
---------------------        -------------   --------------------
INTERESTED DIRECTORS

JOSEPH R. FICALORA*               2          Asset Management Fund
615 Merrick Avenue                           Large Cap Equity
Westbury, NY 11590                           Institutional Fund,
Age: 56                                      Inc.; RSI Retirement
                                             Trust

MICHAEL J. GAGLIARDI*             1          None
913 Cranford Avenue
Westfield, NJ 07090
Age: 62

RODGER D. SHAY+                   7          Asset Management Fund;
1000 Brickell Avenue                         Horizon Bank
Miami, FL 33131
Age: 66

NON-INTERESTED
DIRECTORS

TIMOTHY A. DEMPSEY                1          None
36 Waterbury Road
P.O. Box 13
Warwick, NY 10990-0591
Age: 69

DAVID FREER, JR.                  1          None
13 Greatview Lane
P.O. Box 732
Highland, NY 12528
Age: 63

                               POSITION(S) HELD
                               WITH THE FUND AND      EXPIRATION
NAME, ADDRESS AND AGE          LENGTH OF SERVICE        OF TERM             PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
---------------------          -----------------     ------------     ---------------------------------------------------
DAVID F. HOLLAND              Director since 1997        2003         Chief Executive Officer (since 1986) and Chairman
17 New England Executive                                              of the Board (since 1989) of Boston Federal Savings
  Park                                                                Bank and Chairman and Chief Executive Officer of
Burlington, MA 01803                                                  its holding company, BostonFed Bancorp Inc. (since
Age: 61                                                               its inception in 1995).

JOSEPH L. MANCINO             Director since 2001        2004         Chairman of the Board and Chief Executive Officer
1 Jericho Plaza                                                       of The Roslyn Savings Bank and Vice Chairman of the
Jericho, NY 11753-8905                                                Board, President and Chief Executive Officer of Roslyn
Age: 65                                                               Bancorp, Inc., the holding company for the Bank.

WILLIAM A. McKENNA, JR.       Director since 1988        2004         Chairman of the Board and Chief Executive Officer
71-02 Forest Avenue                                                   of Ridgewood Savings Bank.
Ridgewood, NY 11385
Age: 66

OTHER OFFICERS

EDWARD E. SAMMONS, JR.        Vice President and         2003         President of the Fund's investment adviser, Shay
230 West Monroe Street        Secretary since                         Assets Management, Inc.; Executive Vice President
Chicago, IL 60606             1995                                    of the Fund's distributor, Shay Financial Services,
Age: 63                                                               Inc.; Executive Vice President of Shay Investment
                                                                      Services, Inc.

JOHN J. McCABE                Vice President             2003         Senior Vice President of Shay Assets Management,
200 Park Avenue, 45th Floor   since 1995                              Inc.
New York, NY 10166
Age: 59

                               NUMBER OF
                             PORTFOLIOS IN
                                  FUND
                                COMPLEX       OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE           OVERSEEN             HELD +
---------------------        -------------    -------------------
DAVID F. HOLLAND                  7          Asset Management Fund
17 New England Executive
  Park
Burlington, MA 01803
Age: 61

JOSEPH L. MANCINO                 2          Asset Management Fund
1 Jericho Plaza                              Large Cap Equity
Jericho, NY 11753-8905                       Institutional Fund,
Age: 65                                      Inc.; RSI Retirement
                                             Trust

WILLIAM A. McKENNA, JR.           8          Asset Management Fund;
71-02 Forest Avenue                          Asset Management Fund
Ridgewood, NY 11385                          Large Cap Equity
Age: 66                                      Institutional Fund,
                                             Inc.; RSI Retirement
                                             Trust

OTHER OFFICERS

EDWARD E. SAMMONS, JR.           N/A         None
230 West Monroe Street
Chicago, IL 60606
Age: 63

JOHN J. McCABE                   N/A         None
200 Park Avenue, 45th Floor
New York, NY 10166
Age: 59

                               POSITION(S) HELD
                               WITH THE FUND AND      EXPIRATION
NAME, ADDRESS AND AGE          LENGTH OF SERVICE        OF TERM           PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
---------------------          -----------------     ------------    ---------------------------------------------------
MARK F. TRAUTMAN              Vice President             2003        Vice President of Shay Assets Management, Inc.;
200 Park Avenue, 45th Floor   since 1995                             Portfolio Manager of the Fund and Asset Management
New York, NY 10166                                                   Fund Large Cap Equity Institutional Fund, Inc.
Age: 37

TRENT M. STATCZAR             Treasurer since            2003        Financial Services Director of BISYS Fund Services
3435 Stelzer Road             2002                                   Ohio, Inc. since September 2000; Financial Services
Suite 1000                                                           Manager of BISYS Fund Services Ohio, Inc. (January
Columbus, OH 43219                                                   1998 to September 2000); Financial Services
Age: 31                                                              Associate Manager of BISYS Fund Services Ohio, Inc.
                                                                     (November 1997 to January 1998).

ALAINA V. METZ                Assistant Secretary        2003        Vice President of BISYS Fund Services Ohio, Inc.
3435 Stelzer Road             since 1999                             since 2002; Chief Administrative Officer of BISYS
Columbus, OH 43219            Assistant Treasurer        2003        Fund Services Ohio, Inc. (1995-2002).
Age: 36                       since 2002.

                                NUMBER OF
                              PORTFOLIOS IN
                                  FUND
                                 COMPLEX       OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE           OVERSEEN             HELD +
---------------------         -------------    -------------------
MARK F. TRAUTMAN                   N/A         None
200 Park Avenue, 45th Floor
New York, NY 10166
Age: 37

TRENT M. STATCZAR                  N/A         None
3435 Stelzer Road
Suite 1000
Columbus, OH 43219
Age: 31

ALAINA V. METZ                     N/A         None
3435 Stelzer Road
Columbus, OH 43219
Age: 36


----------------------------
+ Directorships held in (1) any other investment companies registered under the Investment Company Act of 1940, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

* These directors are regarded as interested persons under the Investment Company Act by virtue of their positions as officers of the Fund.


o This director is an "interested person" of the Fund as defined in the Investment Company Act because he is officer of the Fund and holds certain positions with the Fund's Investment Adviser and Distributor.

                  The Fund has a standing Executive Committee, composed of Messrs. Joseph R. Ficalora* (Chairman), David Freer, Jr., Michael J. Gagliardi* and Rodger D. Shay+. Subject to limitations provided by law or the Fund's by-laws, the Executive Committee is authorized to exercise the power and authority of the Board of Directors as may be necessary during the intervals between meetings of the Board of Directors. The Executive Committee did not meet during 2002.



                  The Fund has a standing Nominating Committee, composed of Messrs. William A. McKenna, Jr. (Chairman), Joseph L. Mancino and David Freer, Jr., whose function is to recommend nominees for election as directors and officers of the Fund. The Committee holds informal discussions as necessary concerning its activities and met twice during 2002. The Nominating Committee will consider nominees proposed by stockholders. Stockholders who desire to propose a nominee should write to the Secretary of the Fund and furnish adequate biographical data, including information concerning the qualifications of the proposed nominee.



                  The Fund has a standing Audit Committee composed of Messrs. Timothy A. Dempsey (Chairman), David F. Holland and Joseph L. Mancino. The Audit Committee has responsibility for the selection and termination of the Fund's independent auditors. The Audit Committee also reviews with the Fund's independent auditors the scope and results of the annual audit and matters having a material effect upon the Fund's financial statements. The Audit Committee met twice during 2002.


CERTAIN OTHER AFFILIATIONS AND BUSINESS RELATIONSHIPS


                  Certain directors and officers of the Fund also are (or in the two most recently completed calendar years have been) directors, trustees, officers or employees of Fund's Investment Adviser or Distributor (or their affiliates) or of Asset Management Fund or Asset Management Fund Large Cap Equity Institutional Fund, Inc., which are registered investment companies having the same investment adviser as the Fund, as indicated in the following table.


--------------------------

* This director is an "interested person of the Fund as defined in the Investment Company Act of 1940 because he is an officer of the Fund.


+ This Investor is an "interested person" under the Investment Company Act of 1940 because he is an officer of the Fund and holds certain positions with the Fund's Investment Adviser and Distributor and their affiliates.

                                                          POSITION(S) HELD WITH           POSITION(S) HELD WITH THE
                              POSITION(S) HELD WITH       ASSET MANAGEMENT FUND             INVESTMENT ADVISER AND
NAME OF DIRECTOR OR             ASSET MANAGEMENT             LARGE CAP EQUITY                DISTRIBUTOR AND THEIR
OFFICER OF THE FUND                  FUND                INSTITUTIONAL FUND, INC.                AFFILIATES
-------------------           ---------------------      ------------------------       ----------------------------
Joseph R. Ficalora            None                       Director                       None

David F. Holland              Trustee                    None                           None

Joseph L. Mancino             None                       Director and President         None

John J. McCabe                None                       Vice President                 Senior Vice President of the
                                                                                        Investment Adviser

William A. McKenna, Jr.       Trustee                    Director                       None

Edward E. Sammons, Jr.        President                  Vice President and             President of the Investment
                                                         Secretary                      Adviser; Executive Vice
                                                                                        President of the Distributor

Rodger D. Shay                Chairman of the Board      Vice President and             Chairman and director of the
                              and Trustee                Assistant Secretary            Investment Adviser and the
                                                                                        Distributor; director and
                                                                                        majority stockholder of Shay
                                                                                        Investment Services, Inc.,
                                                                                        which controls the Fund's
                                                                                        Investment Adviser and
                                                                                        Distributor

Mark F. Trautman              None                       Vice President                 Vice President of the
                                                                                        Investment Adviser

Trent M. Statczar             Treasurer                  Treasurer                      None

Alaina V. Metz                Assistant Secretary        Assistant Secretary            None

DIRECTORS' AND OFFICERS' INVESTMENT IN THE FUND


                  The following table sets forth the dollar range of shares of the Fund beneficially owned by each director as of December 31, 2002.



                                                                              AGGREGATE DOLLAR RANGE OF EQUITY
                                                                              SECURITIES IN ALL FUNDS OVERSEEN
                                               DOLLAR RANGE OF EQUITY              BY DIRECTOR IN FAMILY OF
           NAME OF DIRECTOR                    SECURITIES IN THE FUND                INVESTMENT COMPANIES
-----------------------------------------    --------------------------      ---------------------------------
Timothy A. Dempsey.......................        $50,001 - $100,000                   $50,001 - $100,000
Harry P. Doherty*........................          Over $100,000                         Over $100,000
Joseph R. Ficalora.......................          Over $100,000                         Over $100,000
David Freer, Jr. ........................          Over $100,000                         Over $100,000
Michael J. Gagliardi.....................          Over $100,000                         Over $100,000
David F. Holland.........................        $10,001 - $50,000                     $10,001 - $50,000
Joseph L. Mancino........................        $10,001 - $50,000                     $10,001 - $50,000
William A. McKenna, Jr. .................          Over $100,000                         Over $100,000
Rodger D. Shay...........................          Over $100,000                         Over $100,000




                  As of April 4, 2003, all officers and directors of the Fund, as a group, owned of record or beneficially approximately 5.9% of the outstanding shares of the Fund.


COMPENSATION OF DIRECTORS AND OFFICERS

                  Directors of the Fund receive compensation for their services as directors of the Fund consisting of:

     - a $6,000 annual retainer per director, payable in four quarterly installments

     - a per-meeting fee of $1,000 for each meeting of the Board of Directors attended in person

     - a per-meeting fee of $250 for each meeting of a Board committee attended in person on a date on which a meeting of the Board of Directors is not held.


                  The Board of Directors holds its regular meetings quarterly. Directors do not receive any additional fee for telephonic meetings. Directors also are reimbursed for reasonable expenses incurred in attending meetings or otherwise incurred in connection with their attention to the affairs of the Fund.


                  In recognition of the additional responsibilities and duties performed by the President of the Fund, the President receives an additional annual retainer of $2,000, payable in

---------------------------


* Mr. Doherty resigned as a director in January, 2003 four quarterly installments, which is in addition to the compensation the President receives as a director.


                  The other officers of the Fund do not receive any compensation from the Fund other than the compensation they may receive as directors of the Fund. No fee is payable for telephonic meetings of the Board of Directors or any committee. No pension or retirement benefits are paid to directors or executive officers.



                  The total compensation paid to the directors and officers of the Fund for service during 2002 was $69,250. The total amount of expenses incurred during 2002 for which the directors were reimbursed was $6,225. The Fund does not provide officers or directors, directly or indirectly, with any pension or retirement benefits.



                  The following table sets forth the aggregate compensation received by each director of the Fund from the Fund and any other investment company having the same investment adviser for services as a director or officer during 2002. Such compensation does not include reimbursements to the directors for their expenses incurred in connection with their activities as directors.


                               COMPENSATION TABLE


                                                                                            TOTAL COMPENSATION
                                                                     AGGREGATE                 FROM THE FUND
                                          POSITIONS WITH         COMPENSATION FROM           AND FUND COMPLEX
NAME OF DIRECTOR                             THE FUND                 THE FUND                   (3 FUNDS)
----------------                     -----------------------   ---------------------    --------------------------
Timothy A. Dempsey.................  Director                       $    8,750                 $     8,750
Harry P. Doherty...................  Director+                      $    8,500                 $    24,500*
Joseph R. Ficalora.................  Director and President         $   10,000                 $    24,000*
David Freer, Jr. ..................  Director                       $    8,500                 $     8,500
Michael J. Gagliardi...............  Director and First Vice        $    8,500                 $     8,500
                                     President
David F. Holland...................  Director                       $    8,750                 $    29,625**
Joseph L. Mancino .................  Director                       $    7,750                 $    20,750*
William A. McKenna, Jr. ...........  Director                       $    8,500                 $    26,500***
Rodger D. Shay.....................  Director, Vice President       $        0                 $         0
                                     and Assistant Secretary


-----------------------------


* Includes compensation of $14,000 and $13,000 received by Messrs. Ficalora and Mancino as directors and $16,000 received by Mr. Doherty as a director and officer of Asset Management Fund Large Cap Equity Institutional Fund, Inc. (formerly Institutional Investors Capital Appreciation Fund, Inc.).



** Includes compensation of $20,875 received by Mr. Holland as a director of Asset Management Fund.



*** Includes compensation of $14,000 received by Mr. McKenna as a director of Asset Management Fund Large Cap Equity Institutional Fund, Inc. and $4,000 received by Mr. McKenna as a director of Asset Management Fund.



+    Retired as a director, effective January, 2003.

ANTI-MONEY LAUNDERING PROCEDURES



                  The Fund has established an anti-money laundering compliance program (the "AML Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the "USA Patriot Act"). In order to ensure compliance with this law, the AML Program provides for the development of internal practices, procedures and controls, designation of an anti-money laundering compliance officer, an ongoing training program and an independent audit function to determine the effectiveness of the AML Program. Procedures to implement the AML Program include, but are not limited to, determining that the Fund's Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious or fraudulent activity and a review of all new account applications. In compliance with the AML Program, the Fund's Distributor or transfer agent will verify certain information on your account application. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA Patriot Act. Account applications that are incomplete or that contain essential identifying information which cannot be verified will not be accepted.


CODE OF ETHICS


                  The Fund, the Investment Adviser and the Distributor have adopted a joint Code of Ethics that governs the conduct of employees of the Fund, the Investment Adviser and the Distributor who may have access to information about the Fund's securities transactions. The Code permits personnel subject to the Code to purchase securities that may also be purchased by the Fund but recognizes that such persons owe a fiduciary duty to the Fund's shareholders and requires that they place the interests of shareholders ahead of their own interests. Among other things, the Code requires pre-clearance of trading of initial public offerings and limited offerings by investment personnel and requires reporting of personal securities transactions. Violations of the Code are subject to review by the directors and could result in penalties.


INVESTMENT ADVISORY AND OTHER SERVICES

                  Shay Assets Management, Inc. serves as the Investment Adviser of the Fund; BISYS Fund Services Ohio, Inc. serves as its administrator and transfer agent; and The Bank of New York is the custodian for the Fund.

INVESTMENT ADVISER


                  Shay Assets Management, Inc. (the "Investment Adviser") makes investment decisions for the Fund and is responsible for placing purchase and sale orders for portfolio securities and other investments. Under the investment advisory agreement between the Investment Adviser and the Fund (the "Investment Advisory Agreement"), the Investment Adviser receives a fee from the Fund computed at the annual rate of 0.75% of the first $100,000,000 of the Fund's average daily net assets and 0.50% of the Fund's average daily net assets in excess of $100,000,000. The fee payable to the Investment Adviser is reduced (but not below zero) to the extent the expenses of the Fund (exclusive of professional fees, such as legal and audit fees, directors' fees and expenses and distribution expenses, if any, payable under Rule 12b-1) exceed 1.10% of the Fund's average daily net assets during any fiscal year during the term of the Fund's agreement with the Investment Adviser. This limitation resulted in a waiver of the Investment Adviser's fees totaling $26,674 for the year ended December 31, 2002. The Investment Advisory Agreement also provides for a reduction in the fee payable to the Investment Adviser to the extent the expenses of the Fund would exceed any applicable limit established pursuant to the statutes or regulations of any jurisdictions in which the Fund's shares are qualified for offer and sale. The total amounts paid by the Fund to the Investment Adviser for the years ended December 31, 2000, 2001 and 2002 in respect of investment advisory services were $454,892, $413,907 and $416,240, respectively, representing 0.66%, 0.71% and 0.70% of the Fund's average daily net assets (after all fee reductions and expense limitations). The Investment Adviser pays for the Fund's legal counsel to prepare the minutes of meetings of the Board of Directors and its committees to the extent not prepared by the Fund's administrator.



                  In determining whether to renew the Investment Advisory Agreement each year, the Board of Directors evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the Investment Company Act of 1940. The Investment Advisory Agreement was most recently renewed by the Board of Directors at its meeting held in April 2003. The Board of Directors considered a number of factors in deciding to renew the agreement, including the nature and quality of services provided to the Fund, fees and expenses borne by the Fund, the investment performance of the Fund, the amount and structure of the investment advisory fee paid by the Fund and the financial results and financial condition of the Investment Adviser.



                  In reviewing the quality of services provided to the Fund, the Board of Directors noted the nature and quality of the investment analysis and the discipline of the investment style used by the Investment Adviser in managing the Fund's portfolio. The directors also considered the quality and experience of the Investment Adviser's organization in general and the investment professionals having principal responsibility for the Fund's investments. In evaluating the investment performance of the Fund, the Board of Directors noted the importance of evaluating the performance of the Fund over an entire market cycle, including both periods of market appreciation and periods of market declines and that in particular short-term periods the Fund's performance might deviate significantly from its peer group or market averages. The directors also noted that over the most recent calendar year prior to their consideration of the renewal of the Investment Advisory Agreement the Fund performed significantly better than its mutual fund peer group and the market averages represented by the Standard & Poor's 500 Index and performed competitively with the Dow Jones Industrial Average and that over longer periods of three, five and ten years, the Fund significantly outperformed or was competitive with its peer group or the market averages.


                  In reviewing the fees and expenses borne by the Fund, the Board of Directors noted, among other things, that the investment advisory fee paid by the Fund and the Fund's overall expense ratio were competitive with those of other similar funds of similar size. The Board of Directors also considered the expense limitation contained in the Investment Advisory Agreement and steps taken by the Investment Adviser to help control the Fund's administration and transfer agency expenses.

                  Based on their review, the Board of Directors (including a majority of the non-interested directors of the Fund) concluded, among other things, that the investment advisory fee, when evaluated in light of soft-dollar brokerage arrangements that benefited the Investment Adviser and other relevant circumstances, did not result in an excessive profit to the Investment Adviser, that the investment advisory fees and other expenses of the Fund were fair and reasonable, both absolutely and in comparison with those of other funds in the industry, and that the Fund had received reasonable value in return for paying the investment advisory fee under the Investment Advisory Agreement.


                  The Investment Adviser is a registered investment adviser under the Investment Advisers Act of 1940 and serves as investment adviser to Asset Management Fund, a registered investment company comprising six fixed-income portfolios with aggregate net assets of approximately $4.7 billion at December 31, 2002, and to Asset Management Fund Large Cap Equity Institutional Fund, Inc. (formerly known as Institutional Investors Capital Appreciation Fund, Inc.), a registered investment company with net assets of approximately $91 million as of December 31, 2002.


                  The Investment Adviser, Shay Assets Management, Inc., is a Florida corporation that is controlled by Rodger D. Shay, who is a director and a Vice President of the Fund. The Investment Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc., which is the holding company for the Fund's Investment Adviser and Distributor and certain other related companies engaged primarily in securities-related businesses. Rodger D. Shay is the majority stockholder of Shay Investment Services, Inc. The Investment Adviser's principal office is located at 230 West Monroe Street, Chicago, Illinois 60606. Shay Assets Management, Inc. (together with its predecessor, Shay Assets Management Co.) has served as the Fund's Investment Adviser since May 19, 1995. The Fund's current Investment Advisory Agreement with Shay Assets Management, Inc. was approved by the shareholders of the Fund on November 13, 1997.

                  Under the Investment Advisory Agreement, the Investment Adviser is not liable to the Fund for any error of judgment or mistake of law or for any loss suffered by the Fund, except a loss resulting from (i) a breach of fiduciary duty with respect to the receipt of compensation for services, (ii) a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or (iii) reckless disregard by it of its obligations and duties under the agreement.

                  The Investment Advisory Agreement will continue in effect from year to year, subject to termination by the Fund or the Investment Adviser as described below, if such continuance is approved at least annually by the vote of the Fund's Board of Directors and a majority of the directors of the Fund who are not "interested persons" of the Fund or of the Investment Adviser.

                  The Investment Adviser may terminate the Investment Advisory Agreement upon 90 days' written notice to the Fund. The Investment Advisory Agreement can be terminated at any time without penalty by the Fund upon 30 days' written notice to the Investment Adviser. The Investment Advisory Agreement will terminate automatically in the event of its assignment.

                  Certain directors and officers of the Fund also are directors, officers or employees of the Investment Adviser and its affiliates. See "Certain Other Affiliations and Business Relationships."


ADMINISTRATOR, TRANSFER AGENT AND CUSTODIAN

                  Administrator and Transfer Agent. BISYS Fund Services Ohio, Inc. ("BISYS"), 3435 Stelzer Road, Columbus, Ohio 43219, is the Fund's administrator and transfer agent. Pursuant to the terms of the Administration and Fund Accounting Agreements between the Fund and BISYS, BISYS performs various administrative services for the Fund, including: (i) maintenance of the Fund's books and records; (ii) preparation of various filings, reports, statements and returns filed with governmental authorities or distributed to shareholders of the Fund and (iii) computation of the Fund's net asset value for purposes of sales and redemptions of shares.


                  The Fund pays BISYS for its services a fee computed at the annual rate of 0.10% of the first $200 million of the Fund's average net assets, 0.075% of the next $200 million of average net assets, with further reductions in the applicable rate for net assets in excess of $400 million, subject to a minimum annual charge of $80,400. BISYS has served as the Fund's administrator and fund accountant since August 1, 1999. The amounts paid to BISYS for such services for the years 2000, 2001 and 2002 were $60,651, $58,053 and $55,498, respectively, after the fee waivers described below.


                  Certain employees of BISYS also are officers of the Fund. See "Officers and Directors of the Fund."


                  Custodian. The Bank of New York, One Wall Street, New York, New York, is the custodian of the Fund's investments.



                  Fee Waiver. BISYS, which acts as the Fund's transfer agent and administrator, agreed to waive a portion (25%) of its transfer agent fees (other than transaction charges and certain miscellaneous fees and out-of-pocket expenses) and a portion (25%) of its minimum administration fee during 2002 and has agreed to continue this waiver through the end of 2003. The greater of the adjusted minimum administration fee (giving effect to the waiver) or the calculated asset based administration fee will be charged to the Fund on a monthly basis. Transaction charges, miscellaneous fees and out-of-pocket expenses are billed as they are incurred. This arrangement resulted in the waiver of $24,902 in fees by the administrator during 2002. The waiver is reviewed by the Fund and BISYS at the end of each calendar year.


DISTRIBUTOR


                  Shay Financial Services, Inc. (the "Distributor") is the distributor of the Fund. The Distributor is a Florida corporation that is controlled by Rodger D. Shay, who is a director and an officer of the Fund. The principal business address of the Distributor is 230 West Monroe Street, Chicago, Illinois 60606.


                  The Fund has authorized the Distributor to undertake certain activities in connection with the continuous offer and sale of shares of the Fund, including informing potential investors about the Fund through written materials, seminars and personal contacts. The Distributor is obligated to use its best efforts to effect sales of shares of the Fund, but has no obligation to sell any particular number of shares. The Distributor does not receive any compensation from the Fund in connection with such activities.

                  Certain directors and officers of the Fund also are directors, officers or employees of the Distributor and its affiliates. See "Officers and Directors of the Fund."

INDEPENDENT AUDITORS


                  Ernst & Young LLP, 1100 Huntington Center, 41 South High Street, Columbus, Ohio 43215, independent auditors for the Fund, audit and report on the Fund's financial statements and review the Fund's tax returns.


PURCHASE AND SALE OF PORTFOLIO SECURITIES


                  The primary aim of the Fund in the allocation of portfolio transactions to various brokers is the attainment of best price and execution consistent with obtaining investment research services and statistical information at reasonable cost. The Investment Adviser is thus authorized to pay a brokerage commission in excess of the commission that another broker might have charged for effecting the same transaction in recognition of the value of efficient execution and research and statistical information provided by the selected broker. Transactions in portfolio securities were effected during the calendar year 2002 through a total of 2 brokers, drawn from a list of brokers selected by the Investment Adviser on the basis of their ability to provide efficient execution of portfolio transactions and investment research and statistical information. A large majority of the Fund's portfolio transactions are executed on national securities exchanges through member firms. However, when the Investment Adviser believes that a better price can be obtained for the Fund, portfolio transactions may be executed in the third market. Portfolio transactions in unlisted securities are executed in the over-the-counter market. The brokerage list is reviewed continually in an effort to obtain maximum advantage from investment research and statistical information made available by brokers, and allocation among the brokers is made on the basis of best price and execution consistent with obtaining research and statistical information at reasonable cost. The total amounts of brokerage commissions paid in 2000, 2001 and 2002 were $22,925, $14,112 and $18,723, respectively. The Investment Adviser monitors the reasonableness of commissions paid by the Fund based on its experience in the market, and the Board of Directors periodically reviews the reasonableness of such commissions as well.



                  In 2002, approximately 48% of the Fund's total brokerage commissions were paid to brokers that provided investment research and statistical information to the Investment Adviser. The research and statistical information provided to the Investment Adviser consist primarily of written and electronic reports and presentations analyzing specific companies, industry sectors, the stock market and the economy. To the extent that the Investment Adviser uses such research and information in rendering investment advice to the Fund, the research and information tend to reduce the Investment Adviser's expenses. The Investment Adviser may use research services and statistical information furnished by brokers through which the Fund effects securities transactions in servicing all of its accounts, and the Investment Adviser may not use all such services in connection with the Fund.


                  Neither the Fund nor any of its officers or directors, nor its Investment Adviser, is affiliated with any broker employed by the Fund in connection with the purchase or sale of portfolio securities or other investments.

EXPENSES OF THE FUND

                  The Fund is responsible for the payment of its expenses. Such expenses include, without limitation, the fees payable to the Fund's Investment Adviser, administrator, transfer agent and custodian; brokerage fees and expenses; filing fees for the registration or qualification of the Fund's shares under federal or state securities laws; taxes; interest; the cost of liability insurance, fidelity bonds, indemnification expenses; legal and auditing fees and expenses; any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Fund for violation of any law; expenses of preparing and printing prospectuses, proxy materials, reports and notices and of mailing the same to shareholders and regulatory authorities; the compensation and expenses of the Fund's directors and officers who are not affiliated with the Fund's Investment Adviser or administrator; and any extraordinary expenses incurred by the Fund. Annual and semi-annual reports to shareholders include a statement of operational expenses.

DESCRIPTION OF CAPITAL STOCK

                  The Fund is authorized to issue five classes of shares, par value $.001 each. At present, shares of only one class are outstanding ("Class A"), and each Class A share represents a proportionate interest in the Fund's existing investment portfolio. Shares of other classes, if and when issued, would represent interests in other portfolios of investments which would be invested in accordance with the separate investment objectives, policies and restrictions that the Board of Directors may establish for such other portfolios. The investment return and net asset value of shares of each class would be determined separately from all other classes of shares and would be based upon the investment results of that class's separate portfolio. The Board of Directors may establish additional portfolios at any time. Each share has one vote on all matters submitted to a vote of the shareholders, except that shareholders of a particular portfolio would not be entitled to vote on matters that affect only the interests of other portfolios. Shareholders of each portfolio would vote separately as a class on all matters that affect their portfolio, unless the interests of each portfolio are substantially identical, in which case shareholders of all portfolios would vote in the aggregate. In the event of the liquidation or dissolution of the Fund, the shareholders of each portfolio would have priority over shareholders of all other portfolios with respect to the assets of their respective portfolios. They also would be entitled to receive a pro rata portion of the assets of that portfolio after provision for the debts and expenses relating to that portfolio. All shares of each class are entitled to share pro rata in all dividends and distributions paid on shares of that class, including liquidating dividends. Shareholders do not have any conversion or pre-emptive rights.

GENERAL INFORMATION

                  Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any contract or agreement or other document referred to are not necessarily complete. In each instance, reference is made to the copy of such contract, agreement or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS


                  The audited financial statements of the Fund for the fiscal year ended December 31, 2002, including the notes thereto and the report of Ernst & Young LLP, contained in the Fund's Annual Report to shareholders for the year ended December 31, 2002 (the "Annual Report") are incorporated herein by reference. Ernst & Young LLP has audited such financial statements, and the financial statements are incorporated by reference in reliance on the report of Ernst & Young LLP and the authority of such firm as experts in accounting and auditing. The financial highlights for the years prior to 2002 were audited by other independent accountants. Except as set forth above, this Statement of Additional Information does not incorporate any other portion of the Annual Report.


                  The Fund will provide a copy of the Annual Report without charge to each person to whom this Statement of Additional Information is delivered. Investors should direct requests to the Fund in writing c/o the Fund's Distributor, Shay Financial Services, Inc., 230 West Monroe Street, Chicago, Illinois 60606, or by telephone at 800-982-1846.

                                  M.S.B.
                                FUND, INC.

M.S.B. FUND, INC.
c/o Shay Financial Services, Inc.
230 West Monroe Street
Chicago, Illinois 60606
Telephone 800-661-3938

INVESTMENT ADVISER
Shay Assets Management, Inc.
200 Park Avenue
45th Floor
New York, New York 10166

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, Illinois 60606

ADMINISTRATOR, TRANSFER AGENT,
REGISTRAR AND DIVIDEND PAYING AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN
The Bank of New York
1 Wall Street
New York, New York 10286

LEGAL COUNSEL
Hughes Hubbard & Reed LLP
One Battery Park Plaza
New York, New York 10004

INDEPENDENT AUDITORS
Ernst & Young LLP
1100 Huntington Center
41 South High Street
Columbus, Ohio 43215

This report is submitted for the general information of shareholders of the M.S.B. Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, and operating policies of the Fund.
Read the prospectus carefully before investing or sending money.

                            [M.S.B. FUND, INC. LOGO]

                                 ANNUAL REPORT
                          .............................
                               December 31, 2002

MESSAGE FROM THE PRESIDENT

Dear Shareholder:

Mark Twain once mused that October was a rough month for the stock market and then went on to proclaim that the other rough months were November through September. Unfortunately, after enduring three turbulent bear market years that have resulted in a $7 trillion wealth implosion, his musing has lost some of its luster.

Psychologists, sociologists, cultural anthropologists, economists and savvy investors frequently observe that many of the wounds suffered in equity investing are self-inflicted. It is no secret, for example, that far too many investors allow intuition and emotion to displace sound logic and solid security analysis when buying or selling stocks. Others permit their cognitive defenses to falter and become easily duped by "talking heads" on financial news networks, silver-tongued Wall Street "experts" and "quick buck" artists. Others place too much emphasis on the short term and insufficient emphasis on past performance and history.

These shortcomings became ever more apparent during the runaway bubble years of 1995 through 1999. Despite mounting losses, increased competition and sky high equity valuations, legions of investors concluded that we were in a "new economy," one that was information-driven and one in which investors could not lose money by investing in technology, telecommunication, and Internet related companies.

Given all the disturbing headlines focusing on geopolitical uncertainty, weapons of mass destruction, a sputtering global economy, a soft domestic economy and the ethical violations impacting Wall Street and the corporate suite, it is no mystery why investors remain fearful and apprehensive. History, however, repeatedly documents that both our capitalist economy and the stock market are prone to periods of extreme optimism and pessimism. History also records the following:

1. Since World War II, the U.S.A. has endured ten recessions. The typical post-war recession has lasted about one year and the average recovery has run on for about four and one-half years.

2. For every one year that the market has declined since the Standard and Poor's Stock Index was first introduced in 1926, it has risen three years.

3. The longer investors hold stocks similar to those in the S&P 500 Stock Index the probability of enjoying a profit rises and the chances of suffering a loss are reduced. Ibbotson Associates, the well-known financial statistical firm, has calculated that if an investor had held stocks for any period of five consecutive years during the period from 1926 through 2001, there was a 90% probability of enjoying a gain and only a 10% probability of suffering a loss.

4. The S&P 500 is down 42.4% after reaching its all time high in the first quarter of 2000. Prior bear markets have been excellent buying opportunities for sophisticated investors.

Although the S&P 500 and the Nasdaq Composite Index declined 22.09% and 31.53%, respectively, for the year ended December 31, 2002, the M.S.B. Fund faired better. It declined only 15.08%. The Fund's average annual returns for the five- and ten-year periods ending December 31, 2002 were +3.74% and +10.77% respectively. For the same time periods, the S&P 500 results were -0.58% and +9.34%, respectively, and the Nasdaq results were -3.19% and +7.03%, respectively. If a shareholder had invested $10,000 in the Fund at its inception in 1964 and reinvested all capital gains and distributions in the Fund, the investment would have grown to $502,536 by December 31, 2002.

Prudent investors recognize, especially during economic reversals and dramatic equity downdrafts, that the price of a share of stock does not always reflect the "intrinsic" or true "business value" of a company. During these emotional times, attractive long-term buying opportunities can arise for investors that incorporate solid investment principles in their security selection process.

Finally, I would like to take this opportunity to acknowledge the fine record our portfolio management team of John McCabe, Mark Trautman and Chris Remo has delivered over the last decade. As of June 30, 2002, the M.S.B. Fund, Inc. has been awarded the coveted Five Stars from Morningstar, Inc., the leading mutual fund performance rating corporation, for its over all track record, and has earned five stars for its three-, five- and ten-year performance results as well.

Sincerely,

/s/ Joseph R. Ficalora
Joseph R. Ficalora
President

                               M.S.B. FUND, INC.

                             INVESTMENT ACHIEVEMENT

     The following information is a statement of the past record of the Fund and should not be construed as a representation or prediction of future results. The investment return and principal value of an investment in the Fund will fluctuate with changing market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The total return of the Fund for various periods is compared with the Standard & Poor's 500 Composite Stock Price Index (S&P 500) and the Dow Jones Industrial Average (DJIA), which are groups of unmanaged securities, and with the Lipper Large Capitalization Core Funds Average, which is a broad equity fund measurement. The S&P 500 and DJIA do not include a reduction of total return for expenses. These results should be considered in light of the makeup of each index, the investment objectives and portfolio composition of the Fund and the periods indicated.

                                AVERAGE ANNUAL
                                 TOTAL RETURN
                         -----------------------------
                            PERIODS ENDING 12/31/02
                         -----------------------------
                          1 Year    5 Years   10 Years
                          ------    -------   --------
M.S.B. FUND, INC. .....  (15.08%)    3.74%     10.77%
Lipper Large
  Capitalization Core
  Funds Average........  (23.49%)   (1.90%)     7.55%
Dow Jones Industrial
  Average(1)...........  (15.04%)    2.87%     12.05%
Standard & Poor's 500
  Composite Stock Price
  Index(2).............  (22.09%)   (0.58%)     9.34%

 * Assumes reinvestment of all dividends and distributions and the deduction of all applicable fees and expenses. Data for the Lipper Large Capitalization Core Funds Average, the S&P 500 and DJIA are from Lipper, Inc. The S&P 500 and DJIA do not include a reduction in total return for expenses.

     The following graph shows that an investment of $10,000 in the Fund on December 31, 1992 would have been worth $27,806 on December 31, 2002, assuming all dividends and distributions have been reinvested. A similar investment in the S&P 500, over the same period, would have grown to $24,415.

                               M.S.B. FUND, INC.

                            CUMULATIVE TOTAL RETURN
[LINE GRAPH]

                                                        MSB FUND                       S&P
                                                        --------                       ---
1992                                                      10000                       10000
1993                                                      12064                       10999
1994                                                      11861                       11143
1995                                                      14822                       15314
1996                                                      17959                       18847
1997                                                      23144                       25135
1998                                                      30424                       32319
1999                                                      32002                       39121
2000                                                      34013                       35558
2001                                                      32744                       31338
2002                                                      27806                       24415

                               M.S.B. FUND, INC.

                         ANNUAL TOTAL RETURN COMPARISON
[BAR GRAPH]

                                                                          MSB FUND                             S&P
                                                                          --------                             ---
1993                                                                        20.64                               9.99
1994                                                                        -1.68                               1.31
1995                                                                        24.97                              37.43
1996                                                                        21.16                              23.08
1997                                                                        28.88                              33.36
1998                                                                        31.45                              28.58
1999                                                                         5.19                              21.04
2000                                                                         6.28                              -9.11
2001                                                                        -3.73                             -11.87
2002                                                                       -15.08                             -22.09

     The investment performance information presented above does not reflect the deduction of any taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

--------------------------------------------------------------------------------
(1) The Dow Jones Industrial Average represents the average of 30 actively traded blue chip stocks on the New York Stock Exchange (NYSE).
(2) The Standard & Poor's 500 Index is an unmanaged index, generally representative of the U.S. stock market as a whole.

INVESTMENT RESULTS, OUTLOOK AND STRATEGIES

M.S.B. FUND, INC.

The M.S.B. Fund's net asset value per share on December 31, 2002 was $15.27 versus $18.78 on December 31, 2001. Shareholders received per share distributions from short-term capital gains of $0.0389 and long-term capital gains of $0.6337 during the year. The Fund's total return for the one-year period ending December 31, 2002 was -15.08%. This compares favorably to the one-year total return of -23.49% for the Lipper Large Capitalization Core Funds Average for the same period. Total return assumes the reinvestment of all dividends and capital gains and the deduction of all applicable fees and expenses.

The M.S.B. Fund was ranked in the top 2% out of 933 funds in the Lipper Large Capitalization Core Funds Average for the one-year period ending December 31, 2002. It was also ranked in the top 1%, 4% and 4% for the 3-, 5- and 10-year periods ending December 31, 2002 out of 727, 489 and 154 funds, respectively.

The Fund's relative performance in the past year continued to benefit from its large overweighting in the consumer staples sector which was the best performing sector in the S&P 500 Index. The Fund also benefited from its significant underweighting in the technology, telecommunications and utilities sectors which were the worst performing sectors in the S&P 500 Index during 2002. Our investment philosophy of owning established companies with sustainable long-term cash flow and earnings growth prospects at favorable valuations leads us toward those sectors that are generally less volatile in difficult market environments.

As we move into the new year, the domestic and global economic environments remain tough. With the terrorist attacks of last Fall still fresh in everyone's mind and the possibility of a war with Iraq a distinct possibility, consumer and business spending remains tepid. The risk of a double dip recession has not been eliminated, and the prospects for a strong economic recovery continue to remain elusive. The possibility of further declines in the equity market can not be ruled out. However, valuations continue to look more favorable than in the recent past.

The truly long-term investor should view these periods as potential opportunities to accumulate ownership positions in established businesses at favorable valuations. It is also a good time to revisit one's investment philosophy to ensure that it is capable of withstanding the test of time through various economic and market environments. The portfolio management team at the M.S.B. Fund firmly believes that the investment approach adhered to over the past decade with the Fund has proven to be capable of delivering good returns with below-average risk. During the past three years of market declines our shareholders have benefited from this investment style in the form of principal conservation. The S&P 500 has declined 38% and the NASDAQ has dropped 67% during the three year period ending December 31, 2002, while the M.S.B. Fund has fallen just under 14% during the same period.

During the past year, we continued our focus on large capitalization issues with attractive fundamentals that are available at reasonable prices. We added holdings in Electronic Data Systems, General Electric, Omnicom Group and Pfizer. We eliminated a number of securities whose market prices reflected their full potential, in our opinion, or whose fundamentals changed so that continued ownership by the Fund was not warranted. These companies included Gap, M&T Bank and Sherwin Williams. Our focus will remain on business fundamentals with an understanding that over the long-term appropriate valuations will likely follow.

M.S.B. FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2002
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMMON STOCKS (95.7%)

  SHARES                                           VALUE
  ------                                           -----
             ADVERTISING (3.9%)
    45,000   Interpublic Group of Cos.,
               Inc. ..........................  $   633,600
    20,000   Omnicom Group, Inc. .............    1,292,000
                                                -----------
                                                  1,925,600
                                                -----------
             BEVERAGES NON-ALCOHOLIC (4.8%)
    55,000   Coca-Cola Co. ...................    2,410,100
                                                -----------
             BUILDING PRODUCTS--RETAIL/
               WHOLESALE (2.4%)
    50,000   Home Depot, Inc. ................    1,198,000
                                                -----------
             COMMERCIAL SERVICES (3.7%)
    40,000   Cintas Corp. ....................    1,830,000
                                                -----------
             COMPUTER SOFTWARE & SERVICES
               (9.0%)
    50,000   Automatic Data Processing,
               Inc. ..........................    1,962,500
    45,000   Electronic Data Systems Corp. ...      829,350
    33,000   Microsoft Corp.(*)...............    1,706,100
                                                -----------
                                                  4,497,950
                                                -----------
             CONSUMER NON-DURABLE (4.3%)
    25,000   Procter & Gamble Co. ............    2,148,500
                                                -----------
             DISTRIBUTOR-CONSUMER PRODUCTS
               (4.8%)
    80,000   Sysco Corp. .....................    2,383,200
                                                -----------
             ELECTRICAL EQUIPMENT (5.0%)
    20,000   Emerson Electric Co. ............    1,017,000
    60,000   General Electric Co. ............    1,461,000
                                                -----------
                                                  2,478,000
                                                -----------
             ELECTRONICS/ SEMICONDUCTORS
               (1.6%)
    50,000   Intel Corp. .....................      778,500
                                                -----------

COMMON STOCKS, CONTINUED


  SHARES                                           VALUE
  ------                                           -----
             FINANCIAL SERVICES (10.5%)
    50,000   American Express Co. ............  $ 1,767,500
    30,000   Freddie Mac......................    1,771,500
    45,000   State Street Corp. ..............    1,755,000
                                                -----------
                                                  5,294,000
                                                -----------
             FOOD PROCESSING (3.9%)
    35,000   Wm. Wrigley Jr., Co. ............    1,920,800
                                                -----------
             HEALTH CARE DIVERSIFIED (5.4%)
    50,000   Johnson & Johnson................    2,685,500
                                                -----------
             HEALTH CARE-DRUGS (10.6%)
    40,000   Abbott Laboratories..............    1,600,000
    35,000   Merck & Co., Inc. ...............    1,981,350
    55,000   Pfizer, Inc. ....................    1,681,350
                                                -----------
                                                  5,262,700
                                                -----------
             INSURANCE (6.6%)
        45   Berkshire Hathaway, Inc.(*)......    3,273,750
                                                -----------
             MANUFACTURING/ DIVERSIFIED (3.3%)
    25,000   Illinois Tool Works, Inc. .......    1,621,500
                                                -----------
             OFFICE EQUIPMENT & SUPPLIES
               (2.6%)
    40,000   Pitney Bowes, Inc. ..............    1,306,400
                                                -----------
             PERSONAL CARE (3.0%)
    50,000   Gillette Co. ....................    1,518,000
                                                -----------
             PUBLISHING--NEWSPAPERS (4.3%)
    30,000   Gannett Co., Inc. ...............    2,154,000
                                                -----------
             RESTAURANTS (1.9%)
    60,000   McDonald's Corp. ................      964,800
                                                -----------

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.
 4

M.S.B. FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
DECEMBER 31, 2002
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMMON STOCKS, CONTINUED


  SHARES                                           VALUE
  ------                                           -----
             RETAILERS, GENERAL (4.1%)
    40,000   Wal-Mart Stores, Inc. ...........  $ 2,020,400
                                                -----------
             Total Common Stocks
               (Cost $40,187,688).............   47,671,700
                                                -----------
CASH EQUIVALENTS (4.1%)
             MONEY MARKET MUTUAL FUND (4.1%)
 2,050,020   Vanguard Admiral Money Market
               Fund...........................    2,050,020
                                                -----------
             Total Cash Equivalents
               (Cost $2,050,020)..............    2,050,020
                                                -----------

                                                     VALUE
                                                     -----
             Total Investments
               (Cost $42,237,713) (a)...   99.8%  $49,721,720
             Other assets in excess of
               liabilities..............    0.2%       81,723
                                          -----   -----------
             Net Assets.................  100.0%  $49,803,443
                                          =====   ===========

 * Non-income producing security
(a) Cost for federal income tax purposes is the same as for financial reporting purposes.

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

M.S.B. FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              DECEMBER 31, 2002
                                                              -----------------
ASSETS:
Investment in securities, at value (Cost $42,237,713).......     $49,721,720
Cash........................................................          45,946
Dividends and interest receivable...........................          70,307
Prepaid expenses............................................          45,446
                                                                 -----------
  Total assets..............................................      49,883,419

LIABILITIES:
Investment Adviser fee payable..............................          27,921
Administration fee payable..................................             665
Transfer agent fee payable..................................           6,831
Accrued expenses payable....................................          44,559
                                                                 -----------
  Total liabilities.........................................          79,976
                                                                 -----------
NET ASSETS, applicable to 3,262,505 shares of Class A
  $.001 par value stock, 5,000,000 shares authorized........     $49,803,443
                                                                 ===========
NET ASSETS:
Capital.....................................................      42,353,018
Distributions in excess of net realized gains...............         (33,582)
Unrealized appreciation from investments....................       7,484,007
                                                                 -----------
NET ASSETS..................................................     $49,803,443
                                                                 ===========
NET ASSET VALUE, offering and redemption price
  per share ($49,803,443/3,262,505 shares)..................     $     15.27
                                                                 ===========

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.
 6

M.S.B. FUND, INC.
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   YEAR ENDED
                                                                DECEMBER 31, 2002
                                                                -----------------
INVESTMENT INCOME:
  Dividends.................................................      $    722,840
  Interest..................................................            39,266
                                                                  ------------
     Total investment income................................           762,106
                                                                  ------------
EXPENSES:
  Investment Adviser........................................           416,240
  Administration............................................            80,400
  Directors.................................................            90,921
  Transfer agent............................................            44,426
  Legal.....................................................            48,334
  Printing..................................................            47,420
  Insurance.................................................            26,481
  Audit.....................................................            17,900
  Custodian.................................................            19,844
  Registration..............................................            24,255
  Miscellaneous.............................................             7,497
                                                                  ------------
     Total expenses before voluntary fee reductions.........           823,718
     Expenses voluntarily reduced by Administrator..........           (24,902)
     Expenses voluntarily reduced by Transfer Agent.........            (4,500)
     Expenses waived by Investment Adviser..................           (26,674)
                                                                  ------------
     Net expenses...........................................           767,642
                                                                  ------------
     Net investment loss....................................            (5,536)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains from investment transactions.............         2,087,730
Change in unrealized appreciation/depreciation from
  investments...............................................       (10,995,372)
                                                                  ------------
Net realized/unrealized losses from investments.............        (8,907,642)
                                                                  ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............      $ (8,913,178)
                                                                  ============

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

M.S.B. FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                               YEAR ENDED     YEAR ENDED
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  2002           2001
                                                              ------------   ------------
DECREASE IN NET ASSETS:
Operations:
  Net investment loss.......................................  $     (5,536)  $   (80,751)
  Net realized gains from investments.......................     2,087,730     3,593,692
  Change in unrealized appreciation/depreciation from
     investments............................................   (10,995,372)   (6,011,720)
                                                              ------------   -----------
Change in net assets resulting from operations..............    (8,913,178)   (2,498,779)
                                                              ------------   -----------
Distributions to shareholders:
  Net realized gains from investment transactions...........    (2,115,533)   (3,512,941)
  Return of capital.........................................            --        (3,028)
                                                              ------------   -----------
Total distributions to shareholders.........................    (2,115,533)   (3,515,969)
                                                              ------------   -----------
Capital Transactions:
  Change in net assets from capital share transactions (See
     Note 3)................................................     2,198,244       854,316
                                                              ------------   -----------
Change in net assets........................................    (8,830,467)   (5,160,432)

NET ASSETS:
  Beginning of year.........................................    58,633,910    63,794,342
                                                              ------------   -----------
  End of year...............................................  $ 49,803,443   $58,633,910
                                                              ============   ===========

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.
 8

M.S.B. FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Selected data for each share of capital stock
Outstanding throughout each year

                                                                 YEAR ENDED DECEMBER 31,
                                                  ------------------------------------------------------
                                                    2002         2001       2000       1999       1998
                                                  --------      -------    -------    -------    -------
NET ASSET VALUE, beginning of year............    $  18.78      $ 20.74    $ 21.09    $ 21.49    $ 17.73

INCOME (LOSS) FROM OPERATIONS:
  Net investment income (loss)................          --(2)     (0.03)        --(2)    0.01       0.01
  Net realized and unrealized gains (losses)
     from investments.........................       (2.83)       (0.74)      1.18       1.20       5.55
                                                  --------      -------    -------    -------    -------
     Total from operations....................       (2.83)       (0.77)      1.18       1.21       5.56
                                                  --------      -------    -------    -------    -------
DISTRIBUTIONS:
  From net investment income..................          --           --         --      (0.01)     (0.01)
  From net realized gains on investments......       (0.68)       (1.19)     (1.53)     (1.60)     (1.79)
                                                  --------      -------    -------    -------    -------
     Total distributions......................       (0.68)       (1.19)     (1.53)     (1.61)     (1.80)
                                                  --------      -------    -------    -------    -------
NET CHANGE IN NET ASSET VALUE PER SHARE.......       (3.51)       (1.96)     (0.35)     (0.40)      3.76
                                                  --------      -------    -------    -------    -------
NET ASSET VALUE, END OF YEAR..................    $  15.27      $ 18.78    $ 20.74    $ 21.09    $ 21.49
                                                  ========      =======    =======    =======    =======
Total return..................................    (15.08)%      (3.73)%      5.68%      5.79%     31.45%
Ratio of net expenses to average net assets...       1.38%        1.44%      1.31%      1.24%      1.32%
Ratio of net investment income (loss) to
  average net assets..........................     (0.01)%      (0.14)%    (0.01)%      0.03%      0.02%
Ratio of expenses to average net assets(1)....       1.48%        1.52%      1.43%      1.26%      1.39%
Portfolio turnover rate.......................         18%          13%        15%        22%        32%
NET ASSETS, end of year (000's)...............    $ 49,803      $58,634    $63,794    $67,655    $65,824

--------------------------------------------------------------------------------
(1) During the period, certain fees were waived. If such fee waivers had not occurred, the ratio would have been as indicated.

(2) Net loss per share was less than $0.005.

See Accompanying Notes to Financial Statements.

M.S.B. FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

The M.S.B. Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company organized as a New York corporation. The Fund was incorporated under the laws of the State of New York on June 8, 1964. The investment objective of the Fund is to achieve long-term growth of capital for its shareholders.

NOTE 1--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A--Security Valuation--Securities traded on national exchanges are valued at the closing prices or, in the case of over-the-counter securities, at the mean between closing bid and asked prices as of 4:00 pm Eastern time. Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at the discretion of the Fund's Board of Directors.

B--Security Transactions and Related Investment Income--Security transactions are accounted for on the trade date, dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The specific identification method is used in the determination of realized gains and losses on the sale of securities.

C--Dividends to Shareholders--Dividends from net investment income, if any, are declared and paid annually. Net short-term and long-term capital gains, if any, are declared and paid annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

D--Management Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2--FEES

Shay Assets Management, Inc. (the "Investment Adviser") is the investment adviser to the Fund. The Investment Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. ("SISI"), which is controlled by Rodger D. Shay, a Vice President and Director of the Fund.

The Investment Adviser receives fees from the Fund, computed at an annual rate of 0.75% of the first $100,000,000 of the Fund's average daily net assets and 0.50% of average daily net assets in excess of $100,000,000. The fee payable to the Investment Adviser is reduced (but not below zero) to the extent expenses (exclusive of professional fees, such as legal and audit fees, directors' fees and expenses, and distribution expenses, if any, payable under Rule 12b-1) exceed 1.10% of the Fund's average daily net assets for any fiscal year during the term of the Fund's agreement with the Investment Adviser. This limitation resulted in a waiver of the Investment Adviser's fees totaling $26,674 for the year ended December 31, 2002.

M.S.B. FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2002

Shay Financial Services, Inc. (the "Distributor") is the distributor for the Fund. The Distributor is also a wholly-owned subsidiary of SISI. The Distributor receives no compensation for its distribution services.

BISYS Fund Services, Ohio, a subsidiary of The BISYS Group, Inc., serves the Fund as Administrator and Transfer Agent (the "Administrator", the "Transfer Agent"). As compensation for its administrative services, the Fund pays the Administrator a minimum monthly fee plus out-of-pocket expenses. As compensation for its services as transfer agent, the Fund pays the Transfer Agent a minimum monthly fee plus out-of-pocket expenses. For the year ended December 31, 2002, the Administrator voluntarily reduced its fee by $24,902. For the year ended December 31, 2002, the Transfer Agent voluntarily reduced its fee by $4,500.

NOTE 3--CAPITAL STOCK

At December 31, 2002, there were 5,000,000 shares of $.001 par value capital stock authorized. Transactions in capital stock for the years ended December 31, 2002 and 2001, respectively, were as follows:

                                                             SHARES                     AMOUNT
                                                      --------------------    --------------------------
                                                        2002        2001         2002           2001
                                                        ----        ----         ----           ----
Shares sold.......................................     192,726      86,979    $ 3,434,372    $ 1,666,731
Shares issued in reinvestment of dividends........     118,137     158,043      1,787,420      2,990,818
                                                      --------    --------    -----------    -----------
                                                       310,863     245,022      5,221,792      4,657,549
Shares redeemed...................................    (170,899)   (199,073)    (3,023,548)    (3,803,232)
                                                      --------    --------    -----------    -----------
Net increase/(decrease)...........................     139,964      45,949    $ 2,198,244    $   854,317
                                                      ========    ========    ===========    ===========

NOTE 4--PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of investments, exclusive of short-term investments, for the year ended December 31, 2002, were $9,963,481 and $9,608,239 respectively.

NOTE 5--FEDERAL INCOME TAX INFORMATION

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax character of distributions paid to shareholders during the fiscal years ended December 31, 2002 and 2001 were as follows:

                                            DISTRIBUTIONS PAID FROM
                                            ------------------------                                       TOTAL
                                            ORDINARY      NET LONG      TOTAL TAXABLE    TAX RETURN    DISTRIBUTIONS
                                             INCOME      TERM GAINS     DISTRIBUTIONS    OF CAPITAL        PAID*
                                            --------     ----------     -------------    ----------    -------------
2002....................................    $122,211     $1,993,322      $2,115,533            --       $2,115,533
2001....................................    $296,707     $3,216,234      $3,512,941        $3,028       $3,515,969

* Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

M.S.B. FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2002

As of December 31, 2002 the components of accumulated earnings/(deficit) on a tax basis were as follows:

                   UNDISTRIBUTED                                   ACCUMULATED      UNREALIZED           TOTAL
 UNDISTRIBUTED   LONG TERM CAPITAL   ACCUMULATED   DISTRIBUTIONS   CAPITAL AND    APPRECIATION/       ACCUMULATED
ORDINARY INCOME   GAINS/(LOSSES)      EARNINGS        PAYABLE      OTHER LOSSES   (DEPRECIATION)   EARNINGS/(DEFICIT)
---------------  -----------------   -----------   -------------   ------------   --------------   ------------------
      --                 --               --             --          $(33,582)      $7,484,007         $7,450,425

For the taxable year ended December 31, 2002, 100% of income dividends paid by the Fund qualify for the dividends received deduction available to corporations.

Net capital losses incurred after October 31, within a fund's fiscal year are deemed to arise on the first business day of the fund's following fiscal year for tax purposes. For the year ended December 31, 2002, the Fund deferred post October capital losses of $33,582.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors of M.S.B. Fund, Inc.

We have audited the accompanying statement of assets and liabilities of M.S.B. Fund, Inc. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2002, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights presented herein for each of the respective years or periods ended December 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on the statement of changes in net assets and financial highlights in their report dated February 4, 2002.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of M.S.B. Fund, Inc. as of December 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP
Columbus, Ohio,
January 31, 2003

M.S.B. FUND, INC.

                  DIRECTORS AND OFFICERS OF M.S.B. FUND, INC.

The table below sets forth certain information about each of the Fund's Directors and officers.

INTERESTED DIRECTORS

                                                                                                     NUMBER OF
                                 POSITION(S)                                                         PORTFOLIOS
                                 HELD WITH FUND                                                      IN FUND      OTHER
                                 AND LENGTH OF     EXPIRATION   PRINCIPAL OCCUPATION(S) DURING PAST  COMPLEX      DIRECTORSHIPS(1)
     NAME, ADDRESS AND AGE       SERVICE           OF TERM      5 YEARS                              OVERSEEN     HELD
     ---------------------       --------------    ----------   -----------------------------------  ----------   ----------------
JOSEPH R. FICALORA*              President since    2003        Chairman, President and Chief          2          Institutional
615 Merrick Avenue               1997,                          Executive Officer of New York                       Investors
Westbury, NY 11590               Director since     2005        Community Bancorp Inc., and                          Capital
Age: 56                          1995                           President of Queens County Savings                 Appreciation
                                                                Bank, one of its operating                         Fund, Inc., RSI
                                                                divisions.                                          Retirement
                                                                                                                      Trust
MICHAEL J. GAGLIARDI*            First Vice         2003        Executive Vice President of            1              None
913 Cranford Avenue              President since                Richmond County Savings Bank
Westfield, NJ 07090              1997,                          (1999-2001) and President, Chief
Age: 62                          Director since     2005        Executive Officer and a director of
                                 1991                           Ironbound Bank located in Newark,
                                                                NJ, and its holding company,
                                                                Ironbound Bankcorp, NJ (1993-
                                                                1999).
RODGER D. SHAY*+                 Vice President     2003        Chairman and the sole director of      7          Asset Management
1000 Brickell Avenue             and Assistant                  the Fund's investment adviser. Shay                Fund, Horizon
Miami, FL 33131                  Secretary since                Assets Management, Inc., Chairman                      Bank
Age: 66                          1995,                          and the sole director of the Fund's
                                 Director since     2003        distributor, Shay Financial
                                 2001                           Services, Inc., Chairman, sole
                                                                director and President of Shay
                                                                Investment Services, Inc., an
                                                                enterprise which owns 100% of Shay
                                                                Assets Management, Inc., and Shay
                                                                Financial Services, Inc.
NON-INTERESTED DIRECTORS
TIMOTHY A. DEMPSEY               Director since     2003        Formerly Chairman of the Board and     1              None
18 Oakland Avenue                1997                           Chief Executive Officer of Warwick
Warwick, NY 10990-0591                                          Community Bancorp, Inc., and
Age: 68                                                         Chairman of the Board of its
                                                                principal subsidiary, The Warwick
                                                                Savings Bank.

------------------------------------------------------------------------------------------------------------------------------
* This director is an "interested person" under the Investment Company Act of 1940 because he is an officer of the Fund.
(1) Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or
    (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
(+) This director is an "interested person" under the Investment Company Act of 1940 because he is an officer of the Fund and holds certain positions with the Fund's Investment Adviser and Distributor.

                                                                                                     NUMBER OF
                                 POSITION(S)                                                         PORTFOLIOS
                                 HELD WITH FUND                                                      IN FUND      OTHER
                                 AND LENGTH OF     EXPIRATION   PRINCIPAL OCCUPATION(S) DURING PAST  COMPLEX      DIRECTORSHIPS(1)
     NAME, ADDRESS AND AGE       SERVICE           OF TERM      5 YEARS                              OVERSEEN     HELD
     ---------------------       --------------    ----------   -----------------------------------  ----------   ----------------
DAVID FREER, Jr.                 Director since     2004        Executive Vice President and           1              None
13 Greatview Lane                1983                           Director of Atlantic States
P.O. Box 732                                                    Mortgage Corporation.
Highland, NY 12528
Age: 63
DAVID F. HOLLAND                 Director since     2003        Chief Executive Officer (since         7          Asset Management
17 New England                   1997                           1986) and Chairman of the Board                        Fund
Executive Park                                                  (since 1989) of Boston Federal
Burlington, MA 01803                                            Savings Bank, and Chairman and
Age: 61                                                         Chief Executive Officer of its
                                                                holding company, BostonFed Bancorp
                                                                Inc. (since its inception in 1995).
JOSEPH L. MANCINO                Director since     2004        President and Chief Executive          2          Institutional
1 Jericho Plaza                  2001                           Officer and Chairman of the Board                   Investors
Jericho, NY 11753-8905                                          of The Roslyn Savings Bank and Vice                  Capital
Age: 65                                                         Chairman, President and CEO of                     Appreciation
                                                                Rosyln Bancorp, Inc., the holding                  Fund, Inc., RSI
                                                                company for the Bank.                               Retirement
                                                                                                                      Trust
WILLIAM A. McKENNA, Jr.          Director since     2004        Chairman of the Board and Chief        8          Asset Management
71-02 Forest Avenue              1988                           Executive Officer of Ridgewood                        Fund,
Ridgewood, NY 11385                                             Savings Bank.                                      Institutional
Age: 66                                                                                                             Investors
                                                                                                                     Capital
                                                                                                                   Appreciation
                                                                                                                   Fund, Inc., RSI
                                                                                                                    Retirement
                                                                                                                      Trust
OTHER OFFICERS
EDWARD E. SAMMONS, Jr.           Vice President     2003        President of the Fund's investment    N/A             None
230 West Monroe Street           and Secretary                  adviser, Shay Assets Management,
Chicago, IL 60606                since 1995                     Inc., Executive Vice President of
Age: 63                                                         the Fund's distributor, Shay
                                                                Financial Services, Inc., Executive
                                                                Vice President of Shay Investment
                                                                Services, Inc.
JOHN J. McCABE                   Vice President     2003        Senior Vice President of Shay         N/A             None
200 Park Avenue, 45th Floor      since 1995                     Assets Management, Inc.
New York, NY 10166
Age: 59
MARK F. TRAUTMAN                 Vice President     2003        Vice President of Shay Assets         N/A             None
200 Park Avenue, 45th Floor      since 1995                     Management, Inc., Portfolio Manager
New York, NY 10166                                              of the Fund.
Age: 37
----------------------------------------------------------------------------------------------------------------------------------
(1) Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3)
    any company subject to the requirements of Section 15(d) of the Exchange Act.

                                                                                                     NUMBER OF
                                 POSITION(S)                                                         PORTFOLIOS
                                 HELD WITH FUND                                                      IN FUND      OTHER
                                 AND LENGTH OF     EXPIRATION   PRINCIPAL OCCUPATION(S) DURING PAST  COMPLEX      DIRECTORSHIPS(1)
     NAME, ADDRESS AND AGE       SERVICE           OF TERM      5 YEARS                              OVERSEEN     HELD
     ---------------------       --------------    ----------   -----------------------------------  ----------   ----------------
TRENT STATCZAR                   Treasurer since    2003        Financial Services Director, BISYS    N/A             None
3435 Stelzer Road                2002                           since September 2000; Financial
Suite 1000                                                      Services Manager, January 1998 to
Columbus, OH 43219                                              September 2000; Financial Services
Age: 31                                                         Assoc. Manager, November 1997 to
                                                                January 1998.
ALAINA V. METZ                   Assistant          2003        Vice President of the Blue Sky        N/A             None
3435 Stelzer Road                Secretary since                Compliance Department at BISYS Fund
Suite 1000                       1999,                          Services, Inc.
Columbus, OH 43219               Assistant          2003
Age: 36                          Treasurer since
                                 2002

------------------------------------------------------------------------------------------------------------------------------
(1) Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or
    (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

M.S.B. FUND, INC.
DECEMBER 31, 2002

SHAREHOLDERS VOTING RESULTS (UNAUDITED):

The annual Meeting of Shareholders of the M.S.B. Fund, Inc., was held on April 18, 2002, and adjourned until April 29, 2002, at which the shareholders voted on two proposals. Each proposal and the results of the voting are set forth below.

A--Election of Directors--The first proposal concerned the election of three directors to serve a term of office of three years each.

                                                              EXPIRATION OF TERM       FOR
                                                              ------------------    ---------
Harry P. Doherty*...........................................         2005           1,581,138
Joseph R. Ficalora..........................................         2005           1,581,146
Michael J. Gagliardi........................................         2005           1,581,076

---------------

* Mr. Doherty resigned from the Board effective January 16, 2003.

In addition, Messrs. Timothy A. Dempsey, David Freer, Jr., David F. Holland, Joseph L. Mancino, William A. McKenna, Jr. and Rodger D. Shay, Jr. continue as members of the Board of Directors.

B--Amendment to Fundamental Investment Policies--The second proposal concerned the amendment to the fundamental investment policies of the Fund to permit the Fund to invest in money market mutual funds. The results of the voting for the proposal were 1,523,251 for, 37,758 against, and 34,719 abstaining.

                                     Notes

                                     M.S.B.
                                   FUND, INC.

OFFICERS

Joseph R. Ficalora
President

Michael J. Gagliardi
First Vice President

Edward E. Sammons, Jr.
Vice President and Secretary

Rodger D. Shay
Vice President and Assistant
  Secretary

Mark F. Trautman
Vice President

John J. McCabe
Vice President

Trent Statczar
Treasurer

Alaina V. Metz
Assistant Secretary and
  Assistant Treasurer

BOARD OF DIRECTORS

Timothy A. Dempsey
Joseph R. Ficalora
David Freer, Jr.
Michael J. Gagliardi
David F. Holland
Joseph L. Mancino
William A. McKenna, Jr.
Rodger D. Shay

                                     PART C

                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

No change from the information set forth in Item 27 of the Registration Statement of John Hancock Capital Series (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment company Act of 1940 (File Nos. 2-29502 and 811-1677), which information is incorporated herein by reference.



ITEM 16. EXHIBITS:

1                         Registrant's Amended and Restated       Filed as Exhibit 99.a to Registrant's
                          Declaration of Trust                    Registration Statement on Form N-1A and
                                                                  incorporated herein by reference to
                                                                  post-effective amendment no. 54 (file
                                                                  nos. 811-1677 and 2-29502 on February 29,
                                                                  2000; accession no. 0001010521-00-000204)
                                                                  ("PEA 54 ")

1.1                       Amendment to Declaration of Trust       Filed as Exhibit 99.a.1 to PEA 54 and
                                                                  incorporated herein by reference

1.2                       Amendment to Declaration of Trust       Filed as Exhibit 99.a.2 to Registrant's
                                                                  Registration Statement on Form N-1A and
                                                                  incorporated herein by reference to
                                                                  post-effective amendment no. 58 (file
                                                                  nos. 811-1677 and 2-29502 on December 27,
                                                                  2001; accession no. 0001010521-01-500304)
                                                                  ("PEA 58")

1.3                       Amendment to Declaration of Trust       Filed as Exhibit 99.a.3 to Registrant's
                                                                  Registration Statement on Form N-1A and
                                                                  incorporated herein by reference to post-
                                                                  effective amendment no. 61 (file no.
                                                                  811-1677 and 2-29502 on April 3, 2002;
                                                                  accession no. 0001010521-02-000150.

1.4                       Amendment to Declaration of Trust       Filed as Exhibit 99.a.4 to Registrant's
                                                                  Registration Statement on Form N-1A and
                                                                  incorporated herein by reference to post-
                                                                  effective amendment no. 63 (file no.
                                                                  811-1677 and 2-29502 on August 27, 2002;
                                                                  accession no. 0001010521-02-000293.



1.5                       Amendment to Declaration of Trust       Filed as Exhibit 99.a.5 to Registrant's
                                                                  Registration Statement on Form N-1A and
                                                                  incorporated herein by reference to post-
                                                                  effective amendment no. 66 (file no.
                                                                  811-1677 and 2-29502 on May 21, 2003;
                                                                  accession no. 0001010521-03-148).

2                         Amended and Restated By-Laws of         Filed as Exhibit 99.b to Registrant's
                          Registrant                              Registration Statement on Form N-1A and
                                                                  incorporated herein by reference to
                                                                  post-effective amendment no. 48 (file
                                                                  nos. 811-1677 and 2-29502 on February 27,
                                                                  1997; accession no. 0001010521-97-000229)
                                                                  ("PEA 48 ")

2.1                       Amendment to Amended and Restated       Filed as Exhibit 99.(b).1 to PEA 61 and
                          By-Laws of Registrant                   incorporated by reference

3                         Not applicable

4                         Form of Agreement and Plan of           Filed herewith as Exhibit A to the Proxy
                          reorganization                          Statement and Prospectus included as Part
                                                                  A of this Registration Statement

5                         Not applicable

6                         Investment Management Contract          Filed as Exhibit 99.d. to Registrant's
                          between Core Equity Fund and John       Registration Statement on Form N-1A and
                          Hancock Advisers, LLC                   incorporated herein by reference to
                                                                  post-effective amendment no. 52 (file
                                                                  nos. 811-1677 and 2-29502 on February
                                                                  22,1999; accession no.
                                                                  0001010521-99-000135) ("PEA 52")

6.1                       Sub-Investment Advisory Contract        Filed as Exhibit 99.d.1 to PEA 48 and
                          between Core Equity Fund,               incorporated herein by reference
                          Independence Investment LLC and John
                          Hancock Advisers, LLC




6.2                       Investment Management                   Filed as Exhibit 99.(d).2 to PEA
                          Contract between John Hancock U.S.      61 and incorporated herein by
                          Global Leaders Growth Fund and John     reference
                          Hancock Advisers, LLC

6.3                       Sub-Investment Advisory                 Filed as Exhibit 99.d.4 to PEA 63 and
                          Contract between U.S. Global Leaders    incorporated herein by reference
                          Growth Fund, Yeager, Wood & Marshall,
                          Inc. and John Hancock Advisers, LLC

6.4                       Amendment to Sub-Investment Management  Filed as exhibit 99.(d).3 to Registrant's
                          Contract on behalf of John Hancock      Registration Statement on Form N-1A and
                          Core Equity Fund, John Hanccok          incorporated herein by reference to post-
                          Advisers, LLC and Independence          effective amendment no 64 (file nos. 811-1677
                          Investment LLC.                         and 2-29502 on February 28, 2003;
                                                                  accession no. 0001010521-03-000101)("PEA 64")

6.5                       Investment Management Contract          Filed as Exhibit 99.d.3 to PEA 64 and
                          between John Hancock Classic Value      incorporated herein by reference
                          Fund and John Hancock Advisers, LLC

6.6                       Sub-Investment Management               Filed as Exhibit 99.(d).6 to PEA 64 and
                          Contract between John Hancock Classic   incorporated herein by reference.
                          Value Fund, John Hancock Advisers, LLC
                          and Pzena Investment Management, LLC.

6.7                       Investment Management Contract          Filed as Exhibit 99.d.7 to PEA 66 and
                          between John Hancock Large Cap Select   incorporated herein by reference
                          Fund and John Hancock Advisers, LLC

6.8                       Sub-Investment Management               Filed as Exhibit 99.(d).8 to PEA 66 and
                          Contract between John Hancock Large     incorporated herein by reference.
                          Cap Select Fund, John Hancock Advisers,
                          LLC and Shay Assets Management, Inc.

7                         Distribution Agreement between the      Filed as Exhibit 99.e to Registrant's
                          Registrant and John Hancock Funds,      Registration Statement on Form N-1A and
                          LLC. (formerly named John Hancock       incorporated herein by reference to
                          Broker Distribution Services, Inc)      post-effective amendment no. 44 (file
                                                                  nos. 811-1677 and 2-29502 on April 26,
                                                                  1995; accession
                                                                  no.0000950146-95-000180)
                                                                  ("PEA 44 ")

7.1                       Amendment to Distribution Agreement     Filed as Exhibit 99.e.1 to PEA 44 and
                          between the Registrant and John         incorporated herein by reference
                          Hancock Funds, LLC

7.2                       Form of Soliciting Dealer Agreement     Filed as Exhibit 99.e.2 to PEA 52 and
                          between John Hancock Funds, LLC and     incorporated herein by reference
                          Selected Dealers

7.3                       Form of Financial Institution Sales     Filed as Exhibit 99.e.3 to PEA 44 and
                          and Services Agreement                  incorporated herein by reference

7.4                       Amendment to Distribution Agreement     Filed as Exhibit 99.e.4 to PEA 48 and
                          between the Registrant and John         incorporated herein by reference
                          Hancock Funds, LLC

7.5                       Amendment to Distribution Agreement     Filed as Exhibit 99.e.5 to PEA 64 and
                          between the Registrant and John         incorporated herein by reference
                          Hancock Funds, LLC

7.6                       Amendment to Distribution Agreement     Filed as Exhibit 99.e.6 to PEA 64 and
                          between the Registrant and John         incorporated herein by reference
                          Hancock Funds, LLC



8                         Not applicable.

9                         Master Custodian Agreement between      Filed as Exhibit 99.g to PEA 58 and
                          John Hancock Mutual Funds (including    incorporated herein by reference
                          Registrant) and The Bank of New York

9.1                       Amendment to Custodian Agreement        Filed as Exhibit 99.g.1 to PEA 64
                                                                  and incorporated herein by reference

10                        Amended & Restate Master Transfer       Filed as Exhibit 99.h to PEA 52 and
                          Agent Service Agreement between John    incorporated herein by reference
                          Hancock Mutual Funds (including
                          Registrant) and John Hancock Funds,
                          LLC

10.1                      Form of Accounting and Legal Services   Filed as Exhibit 99.h.1 to Registrant's
                          Agreement                               Statement on Form N-1A and incorporated
                                                                  herein by reference to post-effective
                                                                  amendment no. 46 (file nos. 811-1677
                                                                  and 2-29502 on June 14, 1996, accession
                                                                  number 0001010521-96-000095.

10.2                      Amendment to Master Transfer Agent      Filed as Exhibit 99.h.2 to PEA 61
                          Service Agreement                       and incorporated herein by reference

10.3                      Amendment to Master Transfer Agent      Filed as Exhibit 99.h.3 to PEA 52
                          Service Agreement                       and incorporated herein by reference

11                        Class A and Class B Distribution        Filed as Exhibit 99.m to PEA 48 and
                          Plans between Registrant, John          incorporated herein by reference
                          Hancock Core Equity Fund, and John
                          Hancock Funds, LLC

11.1                      Class C Distribution Plans between      Filed as Exhibit 99.m.1 to PEA 52 and
                          Registrant and John Hancock Funds, LLC  incorporated herein by reference

11.2                      Class A, Class B and Class C            Filed as Exhibit 99.m.2 to PEA 61 and
                          Distribution Plan between Registrant,   incorporated herein by reference
                          John Hancock U.S. Global Leaders Growth
                          Fund and John Hancock Funds, LLC dated
                          May 13, 2002

11.3                      Class A, Class B and Class C            Filed as Exhibit 99.m.3 to PEA 64 and
                          Distribution Plan between Registrant,   incorporated herein by reference
                          John Hancock Classic Value Fund
                          and John Hancock Funds, LLC dated
                          November 8, 2002

11.4                      Class A, Class B and Class C            Filed as Exhibit 99.m.4 to PEA 66 and
                          Distribution Plan between Registrant,   incorporated herein by reference
                          John Hancock Large Cap Select Fund
                          and John Hancock Funds, LLC dated
                          August 25, 2003

12                        John Hancock Funds Class A, Class B,    Filed as Exhibit 99.o to PEA 59 and
                          Class C and Class I Amended and         incorporated herein by reference
                          restated Multiple Class Plan pursuant
                          to Rule 18f-3



13                        Opinion as to legality of shares and    Filed herewith as Exhibit 14
                          consent

14                        Form of opinion as to tax matters and   Filed herewith as Exhibit 15
                          consent

15                        Consents of Ernst & Young LLP           Filed herewith as Exhibit 17
                          regarding the audited financial
                          statements of M.S.B. Fund, Inc.

16                        Not applicable

17                        Powers of Attorney                      Filed as addendum to signature pages and
                                                                  incorporated herein by reference

18                        Code of Ethics- John Hancock Funds,     Filed as Exhibit 99.p to Registrant's
                          LLC and Independence Investment LLC     Registration Statement on Form N-1A and
                                                                  incorporated herein by reference to
                                                                  post-effective amendment no. 55 (file
                                                                  nos. 811-1677 and 2-29502 on June 14,
                                                                  1996; accession no. 0001010521-00-000251)
                                                                  ("PEA 55")

18.1                      Code of Ethics-John Hancock Funds, LLC  Filed as Exhibit 99(p).1 to PEA 61 and
                                                                  incorporated herein by reference

18.2                      Code of Ethics-Yeager, Woods and        Filed as Exhibit 99.(p).2 to PEA 61 and
                          Marshall, Inc.                          incorporated herein by reference

18.3                      Amended and Restated Code of Ethics     Filed as Exhibit 99.p.3 to Registrant's
                          of Pzena Investment Management, LLC     Registration Statement on Form N-1A and
                                                                  incorporated herein by reference to
                                                                  post-effective amendment no. 64 (file
                                                                  nos. 811-1677 and 2-29502 on February 28,
                                                                  2003; accession no. 0001010521-03-000101)
                                                                  ("PEA 64")

18.4                      Addendum to Amended and Restated Code   Filed as Exhibit 99.p.4 to PEA 66 and
                          of Ethics of Pzena Investment           incorporated herein by reference
                          Management, LLC

18.5                      Code of Ethics-Shay Assets Management,  Filed as Exhibit 99.p.5 to PEA 66 and
                          Inc.                                    incorporated herein by reference



ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequence of the proposed reorganization within a reasonable time after receipt of such opinion.



                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 21st day of May, 2003.

                               JOHN HANCOCK CAPITAL SERIES



                               By:                   *
                               --------------------------------------------

                               Maureen R. Ford
                               Chairman, President and Chief Executive Officer


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



             Signature                              Title                                Date

         *                            Trustee, Chairman and Chief
---------------------------
Maureen R. Ford                       Executive Officer


         *                            Senior Vice President and
---------------------------
Richard A. Brown                      Chief Financial Officer


/s/William H. King                    Vice President, Treasurer                    May 21, 2003
---------------------------
William H. King                       (Chief Accounting Officer)


         *                            Trustee
---------------------------
Dennis S. Aronowitz

         *                            Trustee
---------------------------
Richard P. Chapman, Jr.

         *                            Trustee
---------------------------
William J. Cosgrove

         *                            Trustee
---------------------------
John M. DeCiccio



         *                            Trustee
---------------------------
Richard A. Farrell

         *                            Trustee
---------------------------
William F. Glavin

         *                            Trustee
---------------------------
John A. Moore

         *                            Trustee
---------------------------
Patti McGill Peterson

         *                            Trustee
---------------------------
John W. Pratt



*  By:   /s/Susan S. Newton                                       May 21, 2003
         ---------------------------
         Susan S. Newton, Attorney-in-Fact,
         under Powers of Attorney dated
         June 23, 2001 and September 12, 2001.



Panel A
-------
John Hancock Capital Series                                      John Hancock Strategic Series
John Hancock Declaration Trust                                   John Hancock Tax-Exempt Series Fund
John Hancock Income Securities Trust                             John Hancock World Fund
John Hancock Investors Trust                                     John Hancock Investment Trust II
John Hancock Equity Trust                                        John Hancock Investment Trust III
John Hancock Sovereign Bond Fund


Panel B
-------
John Hancock Bank and Thrift Opportunity Fund                    John Hancock Patriot Global Dividend Fund
John Hancock Bond Trust                                          John Hancock Patriot Preferred Dividend Fund
John Hancock California Tax-Free Income Fund                     John Hancock Patriot Premium Dividend Fund I
John Hancock Current Interest                                    John Hancock Patriot Premium Dividend Fund II
John Hancock Institutional Series Trust                          John Hancock Patriot Select Dividend Trust
John Hancock Investment Trust                                    John Hancock Series Trust
John Hancock Cash Reserve, Inc.                                  John Hancock Tax-Free Bond Trust



                                POWER OF ATTORNEY
                                -----------------

         The undersigned Officer of each of the above listed Trusts, each a Massachusetts business trust, or Maryland Corporation, does hereby severally constitute and appoint SUSAN S. NEWTON, WILLIAM H. KING, AND AVERY P. MAHER, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the
Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 23rd day of June, 2001.


                                               /s/Richard A. Brown
                                               -------------------
                                               Richard A. Brown
                                               Chief Financial Officer



Commonwealth of Massachusetts                             )ss
----------------------------------------------------------
COUNTY OF Suffolk                                         )
          ------------------------------------------------

         Then personally appeared the above-named Richard A. Brown, who acknowledged the foregoing instrument to be his free act and deed, before me, this 23rd day of June, 2001.

                                 /s/Erika L. Nager
                                 -----------------
                                 Notary Public

                                 My Commission Expires:  June 14, 2007
                                                         -------------


s:\general\prwattn\01June23.doc




John Hancock Capital Series                                      John Hancock Strategic Series
John Hancock Declaration Trust                                   John Hancock Tax-Exempt Series Fund
John Hancock Income Securities Trust                             John Hancock World Fund
John Hancock Investors Trust                                     John Hancock Investment Trust II
John Hancock Equity Trust                                        John Hancock Investment Trust III
John Hancock Sovereign Bond Fund


                                POWER OF ATTORNEY

         The undersigned Trustee/Officer of each of the above listed Trusts, each a Massachusetts business trust or Maryland corporation, does hereby severally constitute and appoint Susan S. Newton, WILLIAM h. KING, and AVERY P.
MAHER, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form
N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 12th day of September, 2001.



/s/ Maureen R. Ford                                  /s/Gail D. Fosler
-------------------                                  -----------------
Maureen R. Ford, as Chairman and Chief               Gail D. Fosler
Exective Officer

/s/John M. DeCiccio                                  /s/William F. Glavin
-------------------                                  --------------------
John M. DeCiccio, as Trustee                         William F. Glavin

/s/Dennis S. Aronowitz                               /s/John A. Moore
----------------------                               ----------------
Dennis S. Aronowitz                                  John A. Moore

/s/Richard P. Champman, Jr.                          /s/Patti McGill Peterson
---------------------------                          ------------------------
Richard P. Chapman, Jr.                              Patti McGill Peterson

/s/William J. Cosgrove                               /s/John W. Pratt
----------------------                               ----------------
William J. Cosgrove                                  John W. Pratt

/s/Richard A. Farell
--------------------
Richard A. Farrell





COMMONWEALTH OF MASSACHIUSETTS)
------------------------------
                              )ss
COUNTY OF SUFFOLK             )
-----------------

         Then personally appeared the above-named Richard A. Brown, who acknowledged the foregoing instrument to be his free act and deed, before me, this 23rd day of June, 2001.

                                 /s/Erika Nager
                                 --------------
                                 Notary Public

                                 My Commission Expires:  June 14, 2007
                                                         -------------


s:\general\prwattn\01Sept12.doc

                                  EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement:

Exhibit No.                Description


4 Agreement and Plan of Reorganization between the John Hancock Large Cap Select Fund (the "Acquiring Fund") and M.S.B. Fund, Inc. (the
         "Acquired Fund") (filed as EXHIBIT A to Part A of this Registration Statement).

14       Opinion as to legality of shares and consent.

15       Form of opinion as to tax matters and consent.

17 Consent of Ernst & Young LLP regarding the audited financial statements and highlights of the M.S.B. Fund, Inc.